[WELLS FARGO FUNDS LOGO]

WELLS FARGO INCOME FUNDS

SEMI-ANNUAL REPORT

DIVERSIFIED BOND FUND

HIGH YIELD BOND FUND

INCOME FUND

INCOME PLUS FUND

INTERMEDIATE GOVERNMENT INCOME FUND

LIMITED TERM GOVERNMENT INCOME FUND

STABLE INCOME FUND

TACTICAL MATURITY BOND FUND

NOVEMBER 30, 2002

[GRAPHIC]

                                                                    INCOME FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                 1

PERFORMANCE HIGHLIGHTS

   DIVERSIFIED BOND FUND                                               2
   INCOME FUND                                                         4
   INCOME PLUS FUND                                                    6
   INTERMEDIATE GOVERNMENT INCOME FUND                                 8
   LIMITED TERM GOVERNMENT INCOME FUND                                10
   STABLE INCOME FUND                                                 12
   TACTICAL MATURITY BOND FUND                                        14

PORTFOLIO OF INVESTMENTS

   DIVERSIFIED BOND FUND                                              16
   HIGH YIELD BOND FUND                                               17
   INCOME FUND                                                        18
   INCOME PLUS FUND                                                   25
   INTERMEDIATE GOVERNMENT INCOME FUND                                36
   LIMITED TERM GOVERNMENT INCOME FUND                                39
   STABLE INCOME FUND                                                 41
   TACTICAL MATURITY BOND FUND                                        42

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                               44
   STATEMENTS OF OPERATIONS                                           46
   STATEMENTS OF CHANGES IN NET ASSETS                                48
   FINANCIAL HIGHLIGHTS                                               52

NOTES TO FINANCIAL HIGHLIGHTS                                         58

NOTES TO FINANCIAL STATEMENTS                                         59

                                MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS

   MANAGED FIXED INCOME PORTFOLIO                                     66
   STABLE INCOME PORTFOLIO                                            74
   STRATEGIC VALUE BOND PORTFOLIO                                     81
   TACTICAL MATURITY BOND PORTFOLIO                                   88

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                               90
   STATEMENTS OF OPERATIONS                                           91
   STATEMENTS OF CHANGES IN NET ASSETS                                92
   FINANCIAL HIGHLIGHTS                                               94

NOTES TO FINANCIAL STATEMENTS                                         95

BOARD OF TRUSTEES                                                     99

LIST OF ABBREVIATIONS                                                101

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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THIS PAGE IS INTENTIONALLY LEFT BLANK --

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                                                                    INCOME FUNDS

DEAR VALUED SHAREHOLDER,

     We are pleased to provide this semi-annual report for the six-month period ended November 30, 2002. This report provides information about your investment in Wells Fargo Income Funds, including economic and market trends over the past six-month period.

     The six-month period ending November 30, 2002 was a profitable one for fixed income investors as economic, corporate, and geopolitical events caused many investors to become more risk-averse. Demand for relatively safe investments such as high quality bonds pushed prices up sharply and caused yields to fall. Interest rates hit a low in early October 2002 before moving slightly upward.

     Year to date, the Lehman Brothers Aggregate Bond Index benchmark performance experienced its widest performance advantage over S&P 500 stocks in its 26-year history, and its best three-year performance since 1994-97.

CHANGES WITHIN THE BOND MARKET

     During the reporting period, investment and non investment-grade corporate securities were closely tied to the stock market's ups and downs. Non-U.S. Treasury securities did well by the end of the period in relation to their U.S. Treasury counterparts.

     Investors became more cautious than usual as the economy slowly regained some momentum. For instance, we believe bond price sensitivity to a given change in yields was unusually high during the period given the historically low interest-rate levels. A shift in expectations from deflation to inflation had a potentially large impact on investor psychology and bond performance. It may be that portfolio duration -- the measure of a bond portfolio's interest-rate sensitivity -- and yield-curve strategies became more neutral relative to the benchmark indexes amid signs that interest rates had bottomed for this cycle.

     Some investors have been favoring higher-quality agency and mortgage-backed securities at the expense of corporate and U.S. Treasury allocations. Others have opted for a modest over-weight in agency allocations because of the allocations' attractive yields compared to U.S. Treasuries.

     Going forward, we intend to apply various yield-oriented strategies in an effort to enhance returns. We also intend to focus on duration in an effort to boost performance and to insulate the portfolios from the impact of higher interest rates.

     On November 29, 2002, Wells Fargo Funds launched a new income fund, the Wells Fargo High Yield Bond Fund. The Fund seeks total return with a high level of current income. Because its initial offering preceded the end of the reporting period by one day, the High Yield Bond Fund has not been included in the PERFORMANCE HIGHLIGHTS section of this report. Look for performance information for the Fund in the May 31, 2003 Annual Report for the Income Funds.

     In today's volatile markets, it's important to maintain a balanced portfolio to help weather rapidly changing conditions. If you have any questions about your investment, or need further information, please contact your investment professional, or contact us at 1-800-222-8222.

     Again, thank you for choosing WELLS FARGO FUNDS.

   Sincerely,

   /s/ Michael J. Hogan

   Michael J. Hogan
   President,
   WELLS FARGO FUNDS

INCOME FUNDS                                              PERFORMANCE HIGHLIGHTS

DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Diversified Bond Fund (the Fund) seeks total return by diversifying its investments among different fixed-income investment styles.

ADVISER
   Wells Fargo Funds Management, LLC

FUND MANAGERS
   Collectively Managed

INCEPTION DATE
   12/31/82

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned 2.73 %(1) for the six-month period ended November 30, 2002, underperforming the Lehman Brothers Aggregate Bond Index(2), which returned 4.98% during the period. The Fund's shares distributed $0.53 per share in dividend income and no capital gains during the period.

     The Diversified Bond Fund invests in three different fixed-income investment styles: strategic value bond, managed fixed-income and tactical maturity bond. Each style represents an approach to selecting investments or a type of investment selected for the Fund's portfolio. This multi-style approach is designed to help reduce price and return volatility in an effort to generate more consistent returns.

     During the period, all three styles contributed to the Fund's positive return -- with some contributing more than others. For example, the strategic value component of the Fund's portfolio performed well during the period, in part, due to exposure to higher-income producing securities, such as corporate bonds, mortgage-backed securities and other asset-backed securities.

     The managed-fixed income component of the Fund's portfolio also performed well. Again, mortgage and other asset-backed securities outpaced other Fund holdings.

     The tactical maturity bond component of the Fund's portfolio faced a more challenging environment due to its allocation to longer-term U.S. Treasury bonds and short-term, high-quality securities maturing in two years or less. A combination of record low short-term interest rates and volatile price reversals in long-term bonds created unsettling conditions in the marketplace, which ultimately had a negative return. This contributed -1.47 percentage points to the Fund's 2.25 percentage point underperformance relative to the Lehman Brothers Aggregate Bond Index.

STRATEGIC OUTLOOK

     With the economy emerging from its transition from expansion to recession to recovery, the bond market may be poised to move from the whipsaws of the past two years to the more sustainable trends that characterized the long economic expansion of the 1990's.

     The Fund will attempt to take advantage of bond prices and may do well in an economic expansion. Short of unforseen shocks to the economy, rates should remain relatively stable until economic fundamentals, earnings and the stock market improve.

     Opportunities will likely present themselves across each sub-sector of the fixed income market over the upcoming months and we will attempt to position the Fund to take advantage of those opportunities.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                                                    EXCLUDING SALES CHARGE
                                                             ----------------------------------
                                                             6 MONTH*  1-YEAR  5-YEAR   10-YEAR
Wells Fargo Diversified Bond Fund                              2.73     4.14    6.32     6.16
Benchmark
  Lehman Brothers Aggregate Bond Index(2)                      4.98     7.34    7.32     7.46

*  RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF NOVEMBER 30, 2002)

Portfolio Turnover                                   43%
Weighted Average Coupon                            4.48%
Estimated Weighted Average Maturity                4.93 years
Estimated Average Duration                         2.83 years
Net Asset Value (NAV)                           $ 25.80
Sec Yield(3)                                       3.84%

[CHART]

PORTFOLIO ALLOCATION(4) (AS OF NOVEMBER 30, 2002)

U.S. Government Agencies                     23%
Corporate Bonds                              22%
Cash Equivalents                             20%
Collateralized Mortgage Securities           16%
Asset-Backed Securities                       9%
U.S. Treasury Bonds                           4%
Variable/Floating Rate Bonds                  4%
Municipal Bonds                               2%

[CHART]

GROWTH OF $10,000 INVESTMENT(5)

                WELLS FARGO     LEHMAN BROTHERS
                DIVERSIFIED     AGGREGATE
                BOND CLASS I    BOND INDEX
Nov-1992        $     10,000    $        10,000
Dec-1992        $     10,111    $        10,159
Jan-1993        $     10,148    $        10,354
Feb-1993        $     10,210    $        10,535
Mar-1993        $     10,270    $        10,579
Apr-1993        $     10,336    $        10,653
May-1993        $     10,334    $        10,666
Jun-1993        $     10,489    $        10,859
Jul-1993        $     10,531    $        10,921
Aug-1993        $     10,721    $        11,112
Sep-1993        $     10,784    $        11,143
Oct-1993        $     10,818    $        11,184
Nov-1993        $     10,719    $        11,089
Dec-1993        $     10,772    $        11,149
Jan-1994        $     10,889    $        11,300
Feb-1994        $     10,717    $        11,104
Mar-1994        $     10,563    $        10,830
Apr-1994        $     10,534    $        10,743
May-1994        $     10,497    $        10,742
Jun-1994        $     10,496    $        10,718
Jul-1994        $     10,614    $        10,931
Aug-1994        $     10,613    $        10,945
Sep-1994        $     10,555    $        10,784
Oct-1994        $     10,526    $        10,774
Nov-1994        $     10,498    $        10,750
Dec-1994        $     10,552    $        10,824
Jan-1995        $     10,665    $        11,039
Feb-1995        $     10,815    $        11,301
Mar-1995        $     10,887    $        11,370
Apr-1995        $     10,974    $        11,529
May-1995        $     11,246    $        11,975
Jun-1995        $     11,355    $        12,063
Jul-1995        $     11,363    $        12,036
Aug-1995        $     11,455    $        12,181
Sep-1995        $     11,556    $        12,300
Oct-1995        $     11,677    $        12,460
Nov-1995        $     11,790    $        12,646
Dec-1995        $     11,891    $        12,824
Jan-1996        $     11,963    $        12,909
Feb-1996        $     11,806    $        12,685
Mar-1996        $     11,725    $        12,596
Apr-1996        $     11,675    $        12,526
May-1996        $     11,702    $        12,500
Jun-1996        $     11,815    $        12,668
Jul-1996        $     11,842    $        12,703
Aug-1996        $     11,833    $        12,682
Sep-1996        $     11,995    $        12,902
Oct-1996        $     12,206    $        13,188
Nov-1996        $     12,395    $        13,414
Dec-1996        $     12,300    $        13,290
Jan-1997        $     12,314    $        13,330
Feb-1997        $     12,319    $        13,363
Mar-1997        $     12,174    $        13,215
Apr-1997        $     12,334    $        13,413
May-1997        $     12,431    $        13,540
Jun-1997        $     12,567    $        13,701
Jul-1997        $     12,994    $        14,070
Aug-1997        $     12,776    $        13,950
Sep-1997        $     13,014    $        14,156
Oct-1997        $     13,300    $        14,361
Nov-1997        $     13,383    $        14,427
Dec-1997        $     13,558    $        14,573
Jan-1998        $     13,775    $        14,760
Feb-1998        $     13,723    $        14,748
Mar-1998        $     13,749    $        14,799
Apr-1998        $     13,806    $        14,877
May-1998        $     13,971    $        15,018
Jun-1998        $     14,152    $        15,145
Jul-1998        $     14,137    $        15,177
Aug-1998        $     14,535    $        15,424
Sep-1998        $     14,902    $        15,785
Oct-1998        $     14,716    $        15,702
Nov-1998        $     14,783    $        15,791
Dec-1998        $     14,791    $        15,838
Jan-1999        $     14,880    $        15,951
Feb-1999        $     14,529    $        15,673
Mar-1999        $     14,602    $        15,760
Apr-1999        $     14,646    $        15,810
May-1999        $     14,552    $        15,671
Jun-1999        $     14,513    $        15,621
Jul-1999        $     14,496    $        15,555
Aug-1999        $     14,479    $        15,547
Sep-1999        $     14,596    $        15,727
Oct-1999        $     14,613    $        15,785
Nov-1999        $     14,630    $        15,784
Dec-1999        $     14,615    $        15,708
Jan-2000        $     14,633    $        15,657
Feb-2000        $     14,901    $        15,846
Mar-2000        $     15,223    $        16,055
Apr-2000        $     15,098    $        16,009
May-2000        $     15,020    $        16,002
Jun-2000        $     15,336    $        16,335
Jul-2000        $     15,503    $        16,483
Aug-2000        $     15,753    $        16,722
Sep-2000        $     15,753    $        16,828
Oct-2000        $     15,878    $        16,939
Nov-2000        $     16,196    $        17,216
Dec-2000        $     16,550    $        17,537
Jan-2001        $     16,697    $        17,824
Feb-2001        $     16,872    $        17,979
Mar-2001        $     16,878    $        18,069
Apr-2001        $     16,696    $        17,993
May-2001        $     16,784    $        18,101
Jun-2001        $     16,843    $        18,170
Jul-2001        $     17,158    $        18,577
Aug-2001        $     17,343    $        18,791
Sep-2001        $     17,443    $        19,011
Oct-2001        $     17,805    $        19,408
Nov-2001        $     17,457    $        19,140
Dec-2001        $     17,394    $        19,017
Jan-2002        $     17,518    $        19,172
Feb-2002        $     17,682    $        19,358
Mar-2002        $     17,311    $        19,036
Apr-2002        $     17,590    $        19,405
May-2002        $     17,698    $        19,570
Jun-2002        $     17,803    $        19,570
Jul-2002        $     17,977    $        19,570
Aug-2002        $     18,149    $        19,570
Sep-2002        $     18,374    $        19,570
Oct-2002        $     18,224    $        19,570
Nov-2002        $     18,180    $        19,570

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

  Performance shown for the Institutional Class shares of the Wells Fargo Diversified Bond Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of Norwest Advantage Diversified Bond Fund, its predecessor fund.

  Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(3) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(4) This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change. See Notes to the Financial Statements for a discussion of the master portfolios.

(5) The chart compares the performance of the Wells Fargo Diversified Bond Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

INCOME FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Income Fund (the Fund) seeks current income and total return.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Robert N. Daviduk, CFA

INCEPTION DATE
   6/9/87

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 3.65%(1) for the six-month period ended November 30, 2002, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 4.98% during the period. The Fund's Class A shares distributed $0.25 per share in dividend income and no capital gains during the period.

     The six-month period ending November 30, 2002 experienced economic, corporate, and geopolitical events which influenced investors to become more risk-averse. Demand for safe-haven investments such as high-quality bonds pushed bond prices up sharply while causing yields to drop. In addition, interest rates hit a low in early October before moving slightly upward by the end of the period.

     The Fund was overweight in high credit quality issues during this period. For instance, residential and commercial mortgage-backed securities provided high levels of return. The Fund's performance suffered during November when corporate bonds had very good performance, as the Fund maintained an underweight position in corporate bonds.

STRATEGIC OUTLOOK

   The duration of the Fund was shortened during the period in an effort to position the Fund for the possibility of an increase in interest rates as the economy slowly improves. As interest rates increase, we intend to reduce the Fund's holdings in mortgage-backed securities and increase the Fund's holdings in corporate bonds. In the coming months, the Fund will continue the process of making a structural change to the Fund's holdings in the corporate sector in an effort to reduce the risk of owning any one issuer.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares for periods prior to August 5, 1993, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to August 2, 1993, reflects performance of the Class A shares, adjusted for institutional expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                                   INCLUDING SALES CHARGE             EXCLUDING SALES CHARGE
                                           ------------------------------------  ---------------------------------
                                           6-MONTH*   1-YEAR   5-YEAR   10-YEAR  6-MONTH*  1-YEAR  5-YEAR  10-YEAR
Class A                                     (1.02)    (0.46)    4.72     5.35      3.65     4.23    5.68    5.84
Class B                                     (1.63)    (1.48)    4.59     5.04      3.37     3.45    4.92    5.04
Institutional Class                                                                3.67     4.38    5.82    5.89
Benchmark
  Lehman Brothers Aggregate Bond Index(2)                                          4.98     7.34    7.32    7.46

*  RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF NOVEMBER 30, 2002)

Portfolio Turnover                             118%
Number of Holdings                             178
Average Credit Quality(3)                       AA
Weighted Average Coupon                       6.83%
Estimated Weighted Average Maturity        6.34 years
Estimated Average Duration                 4.49 years
NAV (Class A, B, I)                   $ 9.45, $ 9.44, $ 9.43
Distribution Rate(4) (Class A, B, I)    4.49%,  3.95%,  4.96%
SEC Yield(5) (Class A, B, I)            3.23%,  2.64%,  3.65%

[CHART]

PORTFOLIO ALLOCATION(6) (AS OF NOVEMBER 30, 2002)

U.S. Government Agencies            34%
U.S. Treasury Bonds                 29%
Corporate Bonds                     29%
Asset-Backed Securities              4%
Cash Equivalent                      4%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

           WELLS FARGO    LEHMAN BROTHERS   WELLS FARGO
           INCOME         AGGREGATE         INCOME
           CLASS A        BOND INDEX        CLASS I
Nov-1992   $      9,550   $        10,000   $     10,000
Dec-1992   $      9,676   $        10,159   $     10,132
Jan-1993   $      9,849   $        10,354   $     10,313
Feb-1993   $     10,026   $        10,535   $     10,498
Mar-1993   $     10,057   $        10,579   $     10,531
Apr-1993   $     10,138   $        10,653   $     10,616
May-1993   $     10,120   $        10,666   $     10,597
Jun-1993   $     10,266   $        10,859   $     10,749
Jul-1993   $     10,306   $        10,921   $     10,792
Aug-1993   $     10,476   $        11,112   $     10,956
Sep-1993   $     10,495   $        11,143   $     10,975
Oct-1993   $     10,524   $        11,184   $     11,006
Nov-1993   $     10,495   $        11,089   $     10,975
Dec-1993   $     10,538   $        11,149   $     11,021
Jan-1994   $     10,633   $        11,300   $     11,110
Feb-1994   $     10,474   $        11,104   $     10,954
Mar-1994   $     10,272   $        10,830   $     10,731
Apr-1994   $     10,058   $        10,743   $     10,517
May-1994   $      9,961   $        10,742   $     10,416
Jun-1994   $      9,924   $        10,718   $     10,377
Jul-1994   $     10,054   $        10,931   $     10,513
Aug-1994   $     10,070   $        10,945   $     10,530
Sep-1994   $      9,898   $        10,784   $     10,351
Oct-1994   $      9,870   $        10,774   $     10,321
Nov-1994   $      9,736   $        10,750   $     10,180
Dec-1994   $      9,800   $        10,824   $     10,247
Jan-1995   $      9,953   $        11,039   $     10,408
Feb-1995   $     10,173   $        11,301   $     10,638
Mar-1995   $     10,237   $        11,370   $     10,705
Apr-1995   $     10,413   $        11,529   $     10,889
May-1995   $     10,807   $        11,975   $     11,301
Jun-1995   $     10,856   $        12,063   $     11,341
Jul-1995   $     10,810   $        12,036   $     11,304
Aug-1995   $     10,948   $        12,181   $     11,449
Sep-1995   $     11,054   $        12,300   $     11,560
Oct-1995   $     11,192   $        12,460   $     11,704
Nov-1995   $     11,334   $        12,646   $     11,853
Dec-1995   $     11,500   $        12,824   $     12,026
Jan-1996   $     11,556   $        12,909   $     12,085
Feb-1996   $     11,307   $        12,685   $     11,824
Mar-1996   $     11,212   $        12,596   $     11,725
Apr-1996   $     11,116   $        12,526   $     11,624
May-1996   $     11,086   $        12,500   $     11,592
Jun-1996   $     11,226   $        12,668   $     11,739
Jul-1996   $     11,253   $        12,703   $     11,767
Aug-1996   $     11,214   $        12,682   $     11,726
Sep-1996   $     11,397   $        12,902   $     11,930
Oct-1996   $     11,656   $        13,188   $     12,189
Nov-1996   $     11,855   $        13,414   $     12,397
Dec-1996   $     11,720   $        13,290   $     12,255
Jan-1997   $     11,735   $        13,330   $     12,271
Feb-1997   $     11,734   $        13,363   $     12,283
Mar-1997   $     11,569   $        13,215   $     12,098
Apr-1997   $     11,747   $        13,413   $     12,283
May-1997   $     11,839   $        13,540   $     12,393
Jun-1997   $     11,992   $        13,701   $     12,540
Jul-1997   $     12,444   $        14,070   $     13,012
Aug-1997   $     12,239   $        13,950   $     12,798
Sep-1997   $     12,472   $        14,156   $     13,042
Oct-1997   $     12,708   $        14,361   $     13,289
Nov-1997   $     12,774   $        14,427   $     13,358
Dec-1997   $     12,921   $        14,573   $     13,512
Jan-1998   $     13,122   $        14,760   $     13,722
Feb-1998   $     13,053   $        14,748   $     13,650
Mar-1998   $     13,082   $        14,799   $     13,681
Apr-1998   $     13,137   $        14,877   $     13,738
May-1998   $     13,314   $        15,018   $     13,924
Jun-1998   $     13,449   $        15,145   $     14,065
Jul-1998   $     13,450   $        15,177   $     14,066
Aug-1998   $     13,698   $        15,424   $     14,325
Sep-1998   $     14,084   $        15,785   $     14,729
Oct-1998   $     13,945   $        15,702   $     14,583
Nov-1998   $     14,040   $        15,791   $     14,683
Dec-1998   $     14,081   $        15,838   $     14,726
Jan-1999   $     14,177   $        15,951   $     14,841
Feb-1999   $     13,760   $        15,673   $     14,390
Mar-1999   $     13,860   $        15,760   $     14,494
Apr-1999   $     13,873   $        15,810   $     14,523
May-1999   $     13,688   $        15,671   $     14,314
Jun-1999   $     13,585   $        15,621   $     14,206
Jul-1999   $     13,542   $        15,555   $     14,162
Aug-1999   $     13,486   $        15,547   $     14,102
Sep-1999   $     13,603   $        15,727   $     14,225
Oct-1999   $     13,620   $        15,785   $     14,258
Nov-1999   $     13,618   $        15,784   $     14,243
Dec-1999   $     13,527   $        15,708   $     14,151
Jan-2000   $     13,497   $        15,657   $     14,122
Feb-2000   $     13,659   $        15,846   $     14,311
Mar-2000   $     13,903   $        16,055   $     14,553
Apr-2000   $     13,778   $        16,009   $     14,425
May-2000   $     13,656   $        16,002   $     14,300
Jun-2000   $     13,962   $        16,335   $     14,623
Jul-2000   $     14,101   $        16,483   $     14,772
Aug-2000   $     14,318   $        16,722   $     15,003
Sep-2000   $     14,329   $        16,828   $     15,018
Oct-2000   $     14,406   $        16,939   $     15,101
Nov-2000   $     14,686   $        17,216   $     15,398
Dec-2000   $     15,002   $        17,537   $     15,733
Jan-2001   $     15,191   $        17,824   $     15,935
Feb-2001   $     15,358   $        17,979   $     16,114
Mar-2001   $     15,418   $        18,069   $     16,180
Apr-2001   $     15,234   $        17,993   $     15,989
May-2001   $     15,296   $        18,101   $     16,058
Jun-2001   $     15,372   $        18,170   $     16,141
Jul-2001   $     15,778   $        18,577   $     16,571
Aug-2001   $     15,970   $        18,791   $     16,777
Sep-2001   $     16,144   $        19,011   $     16,963
Oct-2001   $     16,555   $        19,408   $     17,399
Nov-2001   $     16,159   $        19,140   $     16,986
Dec-2001   $     15,998   $        19,017   $     16,820
Jan-2002   $     16,109   $        19,172   $     16,941
Feb-2002   $     16,216   $        19,358   $     17,056
Mar-2002   $     15,849   $        19,036   $     16,673
Apr-2002   $     16,134   $        19,405   $     16,977
May-2002   $     16,249   $        19,570   $     17,102
Jun-2002   $     16,344   $        19,570   $     17,205
Jul-2002   $     16,476   $        19,570   $     17,347
Aug-2002   $     16,831   $        19,570   $     17,726
Sep-2002   $     17,203   $        19,570   $     18,121
Oct-2002   $     16,937   $        19,570   $     17,844
Nov-2002   $     16,842   $        19,570   $     17,729

----------
(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

INCOME PLUS FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Income Plus Fund (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Robert N. Daviduk, CFA
   Daniel J. Kokoszka, CFA

INCEPTION DATE
   7/13/98

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 2.91%(1) for the six-month period ended November 30, 2002, excluding sales charges, underperforming the Lehman Brothers Aggregate Bond Index(2), which returned 4.98% during the period. The Fund's Class A shares distributed $0.34 per share in dividend income and no capital gains during the period.

     During the period, the Fund continued to pursue a well-diversified portfolio strategy. The Fund invested in many different types of bonds including investment-grade debt, such as U.S. Treasuries, corporate bonds and mortgage-backed securities as well as high yield, emerging markets and non-U.S. dollar sovereign debt. Over the last six months, the diversified non-U.S. dollar sovereign credit portion of the Fund's portfolio generated positive returns for the Fund. In addition, the investment grade portion of the Fund's portfolio generated positive returns as did the Fund's emerging markets debt holdings.

     In contrast, the Fund's underperformance of its benchmark can be attributed, in part, to the negative returns of the Fund's high yield holdings. During the period, the Fund's high yield holdings consisted of a well-diversified selection of high yielding corporate credits with an emphasis on higher rated BB securities.

STRATEGIC OUTLOOK

     Going forward, we expect to continue to move towards those securities that we believe may enhance the Fund's yield and return. Any changes within these categories will be made incrementally and opportunistically over the near to medium term.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective at close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1%. Performance including sales charge assumes the maximum sales charge for the period shown.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                                  INCLUDING SALES CHARGE            EXCLUDING SALES CHARGE
                                            --------------------------------    ------------------------------
                                            6-MONTH*   1-YEAR   LIFE OF FUND   6-MONTH*   1-YEAR  LIFE OF FUND
Class A                                       (1.73)   (0.08)       2.51         2.91       4.66       3.60
Class B                                       (2.55)   (1.03)       2.47         2.43       3.88       2.83
Class C                                        0.41     1.88        2.59         2.43       3.88       2.83
Benchmark
  Lehman Brothers Aggregate Bond Index(2)                                        4.98       7.34       7.14

*  RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF NOVEMBER 30, 2002)

Portfolio Turnover                                   45%
Number of Holdings                                  340
Average Credit Quality(3)                            A2
Weighted Average Coupon                            7.07%
Estimated Weighted Average Maturity                6.61 years
Estimated Average Duration                         4.46 years
NAV (Class A, B, C)                    $ 10.78, $ 10.78, $ 10.78
Distribution Rate(4) (Class A, B, C)      6.43%,   5.99%,   5.93%
SEC Yield(5) (Class A, B, C)              5.51%,   5.01%,   5.01%

[CHART]

PORTFOLIO ALLOCATION(6) (AS OF NOVEMBER 30, 2002)

Corporate Bonds                           58%
U.S. Treasury Bonds                       19%
U.S. Government Agencies                  17%
Foreign Government Bonds                   5%
Asset-Backed Securities                    1%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

            WELLS FARGO   LEHMAN BROTHERS
            INCOME PLUS   AGGREGATE
            CLASS A       BOND INDEX
Jul-1998   $      9,549   $        10,000
Jul-1998   $      9,512   $        10,163
Aug-1998   $      9,382   $        10,401
Sep-1998   $      9,709   $        10,346
Oct-1998   $      9,637   $        10,404
Nov-1998   $      9,844   $        10,436
Dec-1998   $      9,883   $        10,510
Jan-1999   $      9,945   $        10,327
Feb-1999   $      9,764   $        10,384
Mar-1999   $      9,810   $        10,417
Apr-1999   $      9,976   $        10,326
May-1999   $      9,855   $        10,293
Jun-1999   $      9,790   $        10,249
Jul-1999   $      9,717   $        10,244
Aug-1999   $      9,594   $        10,363
Sep-1999   $      9,649   $        10,401
Oct-1999   $      9,502   $        10,400
Nov-1999   $      9,519   $        10,350
Dec-1999   $      9,539   $        10,316
Jan-2000   $      9,415   $        10,441
Feb-2000   $      9,482   $        10,578
Mar-2000   $      9,444   $        10,548
Apr-2000   $      9,387   $        10,543
May-2000   $      9,246   $        10,763
Jun-2000   $      9,435   $        10,861
Jul-2000   $      9,567   $        11,018
Aug-2000   $      9,627   $        11,087
Sep-2000   $      9,651   $        11,161
Oct-2000   $      9,546   $        11,344
Nov-2000   $      9,600   $        11,555
Dec-2000   $      9,803   $        11,744
Jan-2001   $     10,066   $        11,846
Feb-2001   $     10,149   $        11,906
Mar-2001   $     10,136   $        11,856
Apr-2001   $     10,103   $        11,927
May-2001   $     10,176   $        11,972
Jun-2001   $     10,181   $        12,240
Jul-2001   $     10,368   $        12,381
Aug-2001   $     10,490   $        12,526
Sep-2001   $     10,399   $        12,788
Oct-2001   $     10,677   $        12,611
Nov-2001   $     10,653   $        12,530
Dec-2001   $     10,564   $        12,632
Jan-2002   $     10,624   $        12,754
Feb-2002   $     10,643   $        12,543
Mar-2002   $     10,598   $        12,786
Apr-2002   $     10,750   $        12,895
May-2002   $     10,835   $        12,895
Jun-2002   $     10,768   $        12,895
Jul-2002   $     10,711   $        12,895
Aug-2002   $     10,910   $        12,895
Sep-2002   $     11,028   $        12,895
Oct-2002   $     10,975   $        12,895
Nov-2002   $     11,150   $        12,895

----------
(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Intermediate Government Income Fund (the Fund) seeks current income, consistent with safety of principal.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Robert N. Daviduk, CFA

INCEPTION DATE
   12/31/82

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.11%(1) for the six-month period ended November 30, 2002, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government Index(2), which returned 5.22% for the period. The Fund's Class A shares distributed $0.30 per share in dividend income and no capital gains during the period.

     The six-month period ending November 30, 2002 was a profitable one for many fixed income investors. The Fund held three asset classes -- U.S. Treasuries, U.S. Agency notes, and mortgage-backed securities. Interest rates declined across the entire yield curve, with short-term interest rates reaching a low of 2.56% on September 30, 2002. They then began trending upward reaching a yield of 3.27% on November 30, 2002.

     Three factors were the main contributors to Fund performance during the period. First, the Fund held longer-term securities and benefited from a decline in interest rates. Second, the Fund increased its percentage of mortgage holdings from 29% to 34% during the period and mortgage holdings performance improved toward the end of the reporting period. Finally, the Fund began participating in a dollar roll program seeking to add incremental yield to the mortgage portfolio.

STRATEGIC OUTLOOK

     The duration of the Fund was shortened during the period to 3.6 years, down from 4.1 in May in an effort to position for a possible increase in interest rates as the economy improves. Agency notes and mortgage-backed securities will continue to play a major role in the structure of the Fund in an effort to reduce interest-rate risk.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds and Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 17, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance of the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                                                INCLUDING SALES CHARGE             EXCLUDING SALES CHARGE
                                                          ----------------------------------  ---------------------------------
                                                          6-MONTH*   1-YEAR  5-YEAR  10-YEAR  6-MONTH*  1-YEAR  5-YEAR  10-YEAR
Class A                                                     0.38      1.84    5.66    5.57      5.11     6.64    6.64    6.06
Class B                                                    (0.35)     0.78    5.51    5.26      4.65     5.78    5.83    5.26
Class C                                                     2.58      3.71    5.61    5.15      4.62     5.76    5.82    5.26
Institutional Class                                                                             5.28     6.96    6.81    6.15
Benchmark
  Lehman Brothers Intermediate U.S. Government Index(2)                                         5.22     7.13    7.22    6.85

*  RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF NOVEMBER 30, 2002)

Portfolio Turnover                                              61%
Number of Holdings                                              81
Average Credit Quality(3)                                       AAA
Weighted Average Coupon                                        7.07%
Estimated Weighted Average Maturity                          5.17 years
Estimated Average Duration                                   3.58 years
NAV (Class A, B, C, I)                              $11.46, $11.44, $11.42, $11.47
Distribution Rate(4) (Class A, B, C, I)               4.33%, 3.87%, 3.96%, 4.88%
SEC Yield(5) (Class A, B, C, I)                       2.64%, 2.02%, 2.01%, 3.02%

[CHART]

PORTFOLIO ALLOCATION(6) (AS OF NOVEMBER 30, 2002)

U.S. Government Agencies                49%
U.S. Treasury Bonds                     38%
Cash Equivalents                        11%
Asset Backed Securities                  2%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

                WELLS FARGO                                                     WELLS FARGO
                INTERMEDIATE GOVERNMENT   LEHMAN BROTHERS                       INTERMEDIATE GOVERNMENT INCOME
                INCOME FUND CLASS A       INTERMEDIATE U.S. GOVERNMENT INDEX    FUND CLASS I
11/30/1992              $         9,550                         $     10,000                      $     10,000
12/31/1992              $         9,655                         $     10,129                      $     10,111
 1/31/1993              $         9,829                         $     10,317                      $     10,292
 2/28/1993              $         9,996                         $     10,469                      $     10,467
 3/31/1993              $        10,062                         $     10,508                      $     10,536
 4/30/1993              $        10,148                         $     10,590                      $     10,626
 5/31/1993              $        10,134                         $     10,561                      $     10,612
 6/30/1993              $        10,279                         $     10,714                      $     10,764
 7/31/1993              $        10,300                         $     10,735                      $     10,785
 8/31/1993              $        10,465                         $     10,895                      $     10,959
 9/30/1993              $        10,529                         $     10,939                      $     11,025
10/31/1993              $        10,559                         $     10,965                      $     11,057
11/30/1993              $        10,469                         $     10,911                      $     10,963
12/31/1993              $        10,520                         $     10,956                      $     11,016
 1/31/1994              $        10,615                         $     11,065                      $     11,115
 2/28/1994              $        10,400                         $     10,913                      $     10,890
 3/31/1994              $        10,176                         $     10,753                      $     10,655
 4/30/1994              $         9,997                         $     10,684                      $     10,469
 5/31/1994              $         9,851                         $     10,692                      $     10,315
 6/30/1994              $         9,796                         $     10,694                      $     10,257
 7/31/1994              $         9,956                         $     10,834                      $     10,425
 8/31/1994              $         9,923                         $     10,866                      $     10,391
 9/30/1994              $         9,861                         $     10,776                      $     10,326
10/31/1994              $         9,860                         $     10,778                      $     10,325
11/30/1994              $         9,837                         $     10,730                      $     10,301
12/31/1994              $         9,872                         $     10,765                      $     10,338
 1/31/1995              $         9,991                         $     10,940                      $     10,462
 2/28/1995              $        10,203                         $     11,151                      $     10,685
 3/31/1995              $        10,269                         $     11,213                      $     10,753
 4/30/1995              $        10,393                         $     11,343                      $     10,883
 5/31/1995              $        10,676                         $     11,662                      $     11,180
 6/30/1995              $        10,752                         $     11,737                      $     11,260
 7/31/1995              $        10,719                         $     11,742                      $     11,224
 8/31/1995              $        10,800                         $     11,839                      $     11,310
 9/30/1995              $        10,864                         $     11,918                      $     11,376
10/31/1995              $        10,975                         $     12,049                      $     11,493
11/30/1995              $        11,113                         $     12,196                      $     11,638
12/31/1995              $        11,229                         $     12,317                      $     11,759
 1/31/1996              $        11,319                         $     12,420                      $     11,853
 2/29/1996              $        11,177                         $     12,289                      $     11,704
 3/31/1996              $        11,102                         $     12,233                      $     11,626
 4/30/1996              $        11,063                         $     12,197                      $     11,585
 5/31/1996              $        11,041                         $     12,191                      $     11,562
 6/30/1996              $        11,138                         $     12,315                      $     11,674
 7/31/1996              $        11,172                         $     12,353                      $     11,700
 8/31/1996              $        11,147                         $     12,367                      $     11,673
 9/30/1996              $        11,313                         $     12,527                      $     11,846
10/31/1996              $        11,527                         $     12,732                      $     12,081
11/30/1996              $        11,712                         $     12,886                      $     12,264
12/31/1996              $        11,581                         $     12,817                      $     12,127
 1/31/1997              $        11,628                         $     12,866                      $     12,176
 2/28/1997              $        11,623                         $     12,887                      $     12,182
 3/31/1997              $        11,503                         $     12,813                      $     12,045
 4/30/1997              $        11,653                         $     12,958                      $     12,203
 5/31/1997              $        11,744                         $     13,059                      $     12,298
 6/30/1997              $        11,857                         $     13,171                      $     12,427
 7/31/1997              $        12,184                         $     13,414                      $     12,759
 8/31/1997              $        12,060                         $     13,362                      $     12,629
 9/30/1997              $        12,245                         $     13,508                      $     12,822
10/31/1997              $        12,437                         $     13,665                      $     13,023
11/30/1997              $        12,476                         $     13,695                      $     13,064
12/31/1997              $        12,591                         $     13,806                      $     13,196
 1/31/1998              $        12,798                         $     13,987                      $     13,401
 2/28/1998              $        12,741                         $     13,972                      $     13,353
 3/31/1998              $        12,772                         $     14,015                      $     13,374
 4/30/1998              $        12,820                         $     14,082                      $     13,436
 5/31/1998              $        12,941                         $     14,179                      $     13,551
 6/30/1998              $        13,049                         $     14,275                      $     13,664
 7/31/1998              $        13,073                         $     14,329                      $     13,689
 8/31/1998              $        13,370                         $     14,600                      $     14,000
 9/30/1998              $        13,821                         $     14,941                      $     14,484
10/31/1998              $        13,759                         $     14,966                      $     14,420
11/30/1998              $        13,736                         $     14,920                      $     14,383
12/31/1998              $        13,806                         $     14,978                      $     14,457
 1/31/1999              $        13,857                         $     15,045                      $     14,510
 2/28/1999              $        13,545                         $     14,838                      $     14,196
 3/31/1999              $        13,636                         $     14,937                      $     14,279
 4/30/1999              $        13,668                         $     14,977                      $     14,312
 5/31/1999              $        13,486                         $     14,885                      $     14,134
 6/30/1999              $        13,433                         $     14,907                      $     14,078
 7/31/1999              $        13,395                         $     14,909                      $     14,039
 8/31/1999              $        13,389                         $     14,930                      $     14,020
 9/30/1999              $        13,550                         $     15,058                      $     14,188
10/31/1999              $        13,582                         $     15,088                      $     14,209
11/30/1999              $        13,577                         $     15,098                      $     14,216
12/31/1999              $        13,501                         $     15,051                      $     14,137
 1/31/2000              $        13,432                         $     15,000                      $     14,068
 2/29/2000              $        13,592                         $     15,125                      $     14,239
 3/31/2000              $        13,786                         $     15,297                      $     14,445
 4/30/2000              $        13,750                         $     15,291                      $     14,410
 5/31/2000              $        13,745                         $     15,332                      $     14,408
 6/30/2000              $        13,994                         $     15,576                      $     14,673
 7/31/2000              $        14,103                         $     15,679                      $     14,791
 8/31/2000              $        14,301                         $     15,854                      $     15,002
 9/30/2000              $        14,358                         $     15,992                      $     15,066
10/31/2000              $        14,470                         $     16,102                      $     15,187
11/30/2000              $        14,728                         $     16,339                      $     15,461
12/31/2000              $        14,988                         $     16,627                      $     15,753
 1/31/2001              $        15,127                         $     16,848                      $     15,901
 2/28/2001              $        15,279                         $     17,003                      $     16,065
 3/31/2001              $        15,344                         $     17,125                      $     16,122
 4/30/2001              $        15,209                         $     17,070                      $     15,984
 5/31/2001              $        15,248                         $     17,140                      $     16,030
 6/30/2001              $        15,307                         $     17,195                      $     16,095
 7/31/2001              $        15,640                         $     17,517                      $     16,463
 8/31/2001              $        15,830                         $     17,673                      $     16,653
 9/30/2001              $        16,109                         $     18,049                      $     16,950
10/31/2001              $        16,465                         $     18,387                      $     17,344
11/30/2001              $        16,132                         $     18,168                      $     16,982
12/31/2001              $        15,976                         $     18,030                      $     16,838
 1/31/2002              $        16,082                         $     18,140                      $     16,953
 2/28/2002              $        16,252                         $     18,316                      $     17,120
 3/31/2002              $        15,917                         $     17,995                      $     16,771
 4/30/2002              $        16,241                         $     18,334                      $     17,132
 5/31/2002              $        16,367                         $     18,464                      $     17,253
 6/30/2002              $        16,556                         $     18,464                      $     17,454
 7/31/2002              $        16,838                         $     18,464                      $     17,769
 8/31/2002              $        17,107                         $     18,464                      $     18,039
 9/30/2002              $        17,400                         $     18,464                      $     18,349
10/31/2002              $        17,319                         $     18,464                      $     18,281
11/30/2002              $        17,203                         $     18,464                      $     18,165

----------
(2) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.

(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Intermediate Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

LIMITED TERM GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Limited Term Government Income Fund (the Fund) seeks current income, while preserving capital.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Robert N. Daviduk, CFA

INCEPTION DATE
   10/27/93

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 3.83%(1) for the six-month period ended November 30, 2002, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index(2), which returned 4.93% for the period. The Fund's Class A shares distributed $0.19 per share in dividend income and no capital gains during the period.

     The six-month period ending November 30, 2002 was a profitable one for many fixed income investors. The Fund held three asset classes -- U.S. Treasuries, U.S. Agency notes, and mortgage-backed securities. Interest rates declined across the entire yield curve with two-year U.S. Treasury notes reaching a low of 1.67% on October 10, 2002. Rates then began trending upward, reaching 2.06% on November 30, 2002.

     The drop in yield was the primary driving force behind the Fund's performance during the six-month period. The Fund's overweight in mortgage-backed securities boosted performance, as did the Fund's participation in a dollar roll program, in an effort to add incremental yield to the mortgage portfolio.

STRATEGIC OUTLOOK

     The duration of the Fund has been shortened during the period from 2.95 years to 2.43 years in an effort to position the Fund for a possible increase in interest rates as the economy improves. Agency notes and mortgage-backed securities will continue to play a major role in the structure of this Fund.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Limited Term Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the accounting survivor of a merger of the Stagecoach Fund and the Norwest Advantage Limited Term Government Income Fund at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares of the Fund for periods prior to June 15, 1998, reflects the performance of the Fund's Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects the performance of the Class A shares of the Fund, adjusted to reflect Institutional Class expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Intermediate U.S. Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also contains all publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt in the one- to ten-year range. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                                  INCLUDING SALES CHARGE              EXCLUDING SALES CHARGE
                                           -----------------------------------  -----------------------------------
                                                                       LIFE OF                              LIFE OF
                                           6 MONTH*   1-YEAR   5-YEAR   FUND    6 MONTH*   1-YEAR   5-YEAR   FUND
Wells Fargo Limited Term Government
  Income Fund - Class A                     (0.82)     0.70     5.04    5.15      3.83      5.49     6.02    5.68
Wells Fargo Limited Term Government
  Income Fund - Class B                     (1.56)    (0.31)    4.93    4.97      3.44      4.69     5.26    4.97
Wells Fargo Limited Term Government
  Income Fund - Institutional Class                                               3.90      5.70     6.22    5.80
Benchmark
  Lehman Brothers Intermediate
    U.S. Government/Credit Index2                                                 4.93      6.89     7.19    6.81

*  RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS
(AS OF NOVEMBER 30, 2002)

Portfolio Turnover                                67%
Number of Holdings                                54
Average Credit Quality(3)                         AAA
Weighted Average Coupon                          6.42%
Estimated Weighted Average Maturity            3.17 years
Estimated Average Duration                     2.43 years
NAV (Class A, B, I)                     $10.22, $10.22, $10.02
Distribution Rate(4)
  (Class A, B, I)                         3.17%, 2.55%, 3.58%
SEC Yield(5)
  (Class A, B, I)                         2.55%, 1.91%, 2.92%

[CHART]

PORTFOLIO ALLOCATION(6) (AS OF NOVEMBER 30, 2002)

U.S. Government Agencies                57%
U.S. Treasury Securities                29%
Cash                                    14%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

            WELLS FARGO STABLE INCOME  LEHMAN BROTHERS SHORT    WELLS FARGO STABLE
             INCOME FUND -- CLASS A     TREASURY 9-12 MONTHS   INCOME FUND -- CLASS I
11/11/1994               $      9,850           $     10,000             $     10,000
11/30/1994               $      9,880           $     10,003             $     10,030
12/31/1994               $      9,919           $     10,038             $     10,070
 1/31/1995               $      9,968           $     10,134             $     10,120
 2/28/1995               $     10,047           $     10,218             $     10,200
 3/31/1995               $     10,126           $     10,278             $     10,280
 4/28/1995               $     10,185           $     10,346             $     10,340
 5/31/1995               $     10,293           $     10,434             $     10,450
 6/30/1995               $     10,352           $     10,494             $     10,510
 7/31/1995               $     10,392           $     10,548             $     10,550
 8/31/1995               $     10,451           $     10,599             $     10,610
 9/29/1995               $     10,500           $     10,647             $     10,660
10/31/1995               $     10,559           $     10,709             $     10,720
11/30/1995               $     10,638           $     10,770             $     10,800
12/29/1995               $     10,706           $     10,835             $     10,869
 1/31/1996               $     10,778           $     10,904             $     10,942
 2/29/1996               $     10,778           $     10,923             $     10,942
 3/31/1996               $     10,809           $     10,959             $     10,974
 4/30/1996               $     10,836           $     10,999             $     11,001
 5/31/1996               $     10,872           $     11,043             $     11,038
 6/30/1996               $     10,934           $     11,104             $     11,101
 7/31/1996               $     10,991           $     11,149             $     11,159
 8/31/1996               $     11,030           $     11,205             $     11,198
 9/30/1996               $     11,112           $     11,278             $     11,281
10/31/1996               $     11,196           $     11,360             $     11,366
11/30/1996               $     11,258           $     11,419             $     11,430
12/31/1996               $     11,290           $     11,460             $     11,462
 1/31/1997               $     11,334           $     11,532             $     11,506
 2/28/1997               $     11,374           $     11,553             $     11,547
 3/31/1997               $     11,392           $     11,591             $     11,566
 4/30/1997               $     11,491           $     11,633             $     11,666
 5/31/1997               $     11,551           $     11,680             $     11,727
 6/30/1997               $     11,614           $     11,744             $     11,791
 7/31/1997               $     11,740           $     11,792             $     11,919
 8/31/1997               $     11,748           $     11,851             $     11,927
 9/30/1997               $     11,839           $     11,928             $     12,019
10/31/1997               $     11,925           $     12,015             $     12,107
11/30/1997               $     11,954           $     12,077             $     12,124
12/31/1997               $     12,020           $     12,121             $     12,203
 1/31/1998               $     12,108           $     12,179             $     12,293
 2/28/1998               $     12,150           $     12,225             $     12,335
 3/31/1998               $     12,187           $     12,257             $     12,373
 4/30/1998               $     12,244           $     12,332             $     12,431
 5/29/1998               $     12,288           $     12,406             $     12,463
 6/30/1998               $     12,344           $     12,477             $     12,533
 7/31/1998               $     12,406           $     12,560             $     12,595
 8/31/1998               $     12,508           $     12,604             $     12,699
 9/30/1998               $     12,613           $     12,676             $     12,805
10/31/1998               $     12,645           $     12,746             $     12,838
11/30/1998               $     12,667           $     12,790             $     12,860
12/31/1998               $     12,725           $     12,858             $     12,907
 1/31/1999               $     12,750           $     12,943             $     12,944
 2/28/1999               $     12,749           $     12,979             $     12,944
 3/31/1999               $     12,823           $     13,042             $     13,019
 4/30/1999               $     12,871           $     13,104             $     13,068
 5/29/1999               $     12,870           $     13,164             $     13,079
 6/30/1999               $     12,911           $     13,228             $     13,109
 7/31/1999               $     12,956           $     13,291             $     13,154
 8/31/1999               $     12,986           $     13,388             $     13,184
 9/30/1999               $     13,058           $     13,498             $     13,257
10/31/1999               $     13,080           $     13,568             $     13,279
11/30/1999               $     13,106           $     13,586             $     13,307
12/31/1999               $     13,161           $     13,640             $     13,367
 1/31/2000               $     13,154           $     13,688             $     13,375
 2/29/2000               $     13,226           $     13,758             $     13,437
 3/31/2000               $     13,294           $     13,825             $     13,510
 4/30/2000               $     13,346           $     13,893             $     13,565
 5/31/2000               $     13,421           $     13,954             $     13,644
 6/30/2000               $     13,543           $     14,060             $     13,772
 7/31/2000               $     13,592           $     14,136             $     13,838
 8/31/2000               $     13,677           $     14,181             $     13,914
 9/30/2000               $     13,768           $     14,265             $     14,009
10/31/2000               $     13,835           $     14,330             $     14,080
11/30/2000               $     13,925           $     14,425             $     14,174
12/31/2000               $     14,059           $     14,561             $     14,314
 1/31/2001               $     14,189           $     14,721             $     14,463
 2/28/2001               $     14,292           $     14,784             $     14,557
 3/31/2001               $     14,385           $     14,886             $     14,654
 4/30/2001               $     14,414           $     14,955             $     14,701
 5/31/2001               $     14,492           $     15,040             $     14,770
 6/30/2001               $     14,543           $     15,083             $     14,812
 7/31/2001               $     14,652           $     15,178             $     14,940
 8/31/2001               $     14,722           $     15,221             $     15,000
 9/30/2001               $     14,810           $     15,361             $     15,106
10/31/2001               $     14,868           $     15,452             $     15,154
11/30/2001               $     14,811           $     15,478             $     15,099
12/31/2001               $     14,836           $     15,478             $     15,142
 1/31/2002               $     14,862           $     15,478             $     15,157
 2/28/2002               $     14,887           $     15,478             $     15,185
 3/31/2002               $     14,846           $     15,478             $     15,161
 4/30/2002               $     14,952           $     15,478             $     15,272
 5/31/2002               $     15,004           $     15,478             $     15,329
 6/30/2002               $     15,066           $     15,478             $     15,393
 7/31/2002               $     15,131           $     15,478             $     15,445
 8/31/2002               $     15,128           $     15,478             $     15,457
 9/30/2002               $     15,193           $     15,478             $     15,518
10/31/2002               $     15,203           $     15,478             $     15,532
11/30/2002               $     15,203           $     15,478             $     15,534

----------
(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Limited Term Government Income Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers Intermediate U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

STABLE INCOME FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Stable Income Fund (the Fund) seeks stability of principal while providing low volatility total return.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Galliard Capital Management, Inc.

FUND MANAGER
   John Huber

INCEPTION DATE
   11/11/94

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 1.33%(1) for the six-month period ended November 30, 2002, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Short Treasury 9-12 Months Index(2), which returned 1.59% during the period. The Fund's Class A shares distributed $0.14 per share in dividend income and no capital gains during the period.

     The Fund's yield advantage and positioning on the short end of the bond yield curve was the primary determinant of positive performance for the six-month period. Interest rates rallied significantly during the course of the period as the market focused on sluggish economic fundamentals. Mortgages were impacted by prepayments during the six months as the majority of the mortgage market became refinanceable.

     The Fund's allocation to residential mortgage-backed and other residential asset-backed securities hurt the Fund's relative performance during the period. The Fund's holdings in U.S. Treasury Inflation Protected securities
   (TIPs) outperformed similar duration U.S. Treasuries holdings during the period while the Fund's short Planned Amortization Class Collateralized Mortgage Obligations (PAC CMO) underperformed other Fund holdings due to rising prepayment levels.

STRATEGIC OUTLOOK

     We expect to continue to overweight the Fund's holdings of non-U.S.Treasury securities given our income based strategy. We believe that Fund performance may benefit from a continued tightening of yields for similar quality securities. We will attempt to position the Fund to take advantage of opportunities, including those in the mortgage- and other asset-backed securities, and certain higher yielding corporate investments. Corrective actions in the equity and bond markets support the case for long-term economic improvement.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges and expenses. Performance shown for Class B shares for periods prior to May 17, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 1.50%. The maximum contingent-deferred sales charge for Class B shares is 1.50%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Short Treasury 9-12 Months Index is an unmanaged index of short-term U.S. Treasuries maturing in 9 to 12 months, including bills, notes and bonds. U.S. Treasuries are backed by the full faith and credit of the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund invests in a wide range of securities, including those that are not reflected in the Lehman Brothers Short Treasury 9-12 Months Index or backed by the full faith and credit of the U.S. Government. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                                                INCLUDING SALES CHARGE               EXCLUDING SALES CHARGE
                                                        ------------------------------------   -----------------------------------
                                                                                     LIFE OF                               LIFE OF
                                                        6 MONTH*   1-YEAR   5-YEAR    FUND     6 MONTH*   1-YEAR   5-YEAR   FUND
Wells Fargo Stable Income Fund - Class A                 (0.19)     1.11     4.61     5.34       1.33      2.65     4.93    5.54
Wells Fargo Stable Income Fund - Class B                 (0.65)     0.29     4.14     4.73       0.85      1.79     4.14    4.73
Wells Fargo Stable Income Fund - Institutional Class                                             1.34      2.88     5.08    5.62
Benchmark
Lehman Brothers Short Treasury 9-12
  Months Index(2)                                                                                1.59      2.84     5.38    5.75

*  RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF NOVEMBER 30, 2002)

Portfolio Turnover                                          34%
Average Credit Quality(3)                                   AA1
Weighted Average Coupon                                    4.40%
Estimated Weighted Average Maturity                     3.50 years
Estimated Average Duration                              0.82 years
Nav (Class A, B, I)                                $10.37, $10.36, $10.38
Distribution Rate4
  (Class A, B, I)                                   2.37%, 1.57%, 2.50%
Sec Yield(5)
  (Class A, B, I)                                   2.68%, 1.86%, 2.87%

[CHART]

PORTFOLIO ALLOCATION(6)
(AS OF NOVEMBER 30, 2002)

Collateralized Mortgage Securities               24%
Asset-Backed Securities                          23%
Variable/Floating Rate Bonds                     13%
U.S. Government Agencies                         12%
Corporate Bonds                                  11%
U.S. Treasury Bonds                              10%
Cash Equivalents                                  5%
Municipal Bonds                                   2%

[CHART]

GROWTH OF $10,000 INVESTMENT(7)

            WELLS FARGO STABLE      LEHMAN BROTHERS SHORT     WELLS FARGO STABLE
          INCOME FUND - CLASS A  TREASURY 9-12 MONTHS INDEX  INCOME FUND - CLASS I
Nov-1994           $      9,850                $     10,000           $     10,000
Nov-1994           $      9,880                $     10,003           $     10,030
Dec-1994           $      9,919                $     10,038           $     10,070
Jan-1995           $      9,968                $     10,134           $     10,120
Feb-1995           $     10,047                $     10,218           $     10,200
Mar-1995           $     10,126                $     10,278           $     10,280
Apr-1995           $     10,185                $     10,346           $     10,340
May-1995           $     10,293                $     10,434           $     10,450
Jun-1995           $     10,352                $     10,494           $     10,510
Jul-1995           $     10,392                $     10,548           $     10,550
Aug-1995           $     10,451                $     10,599           $     10,610
Sep-1995           $     10,500                $     10,647           $     10,660
Oct-1995           $     10,559                $     10,709           $     10,720
Nov-1995           $     10,638                $     10,770           $     10,800
Dec-1995           $     10,706                $     10,835           $     10,869
Jan-1996           $     10,778                $     10,904           $     10,942
Feb-1996           $     10,778                $     10,923           $     10,942
Mar-1996           $     10,809                $     10,959           $     10,974
Apr-1996           $     10,836                $     10,999           $     11,001
May-1996           $     10,872                $     11,043           $     11,038
Jun-1996           $     10,934                $     11,104           $     11,101
Jul-1996           $     10,991                $     11,149           $     11,159
Aug-1996           $     11,030                $     11,205           $     11,198
Sep-1996           $     11,112                $     11,278           $     11,281
Oct-1996           $     11,196                $     11,360           $     11,366
Nov-1996           $     11,258                $     11,419           $     11,430
Dec-1996           $     11,290                $     11,460           $     11,462
Jan-1997           $     11,334                $     11,532           $     11,506
Feb-1997           $     11,374                $     11,553           $     11,547
Mar-1997           $     11,392                $     11,591           $     11,566
Apr-1997           $     11,491                $     11,633           $     11,666
May-1997           $     11,551                $     11,680           $     11,727
Jun-1997           $     11,614                $     11,744           $     11,791
Jul-1997           $     11,740                $     11,792           $     11,919
Aug-1997           $     11,748                $     11,851           $     11,927
Sep-1997           $     11,839                $     11,928           $     12,019
Oct-1997           $     11,925                $     12,015           $     12,107
Nov-1997           $     11,954                $     12,077           $     12,124
Dec-1997           $     12,020                $     12,121           $     12,203
Jan-1998           $     12,108                $     12,179           $     12,293
Feb-1998           $     12,150                $     12,225           $     12,335
Mar-1998           $     12,187                $     12,257           $     12,373
Apr-1998           $     12,244                $     12,332           $     12,431
May-1998           $     12,288                $     12,406           $     12,463
Jun-1998           $     12,344                $     12,477           $     12,533
Jul-1998           $     12,406                $     12,560           $     12,595
Aug-1998           $     12,508                $     12,604           $     12,699
Sep-1998           $     12,613                $     12,676           $     12,805
Oct-1998           $     12,645                $     12,746           $     12,838
Nov-1998           $     12,667                $     12,790           $     12,860
Dec-1998           $     12,725                $     12,858           $     12,907
Jan-1999           $     12,750                $     12,943           $     12,944
Feb-1999           $     12,749                $     12,979           $     12,944
Mar-1999           $     12,823                $     13,042           $     13,019
Apr-1999           $     12,871                $     13,104           $     13,068
May-1999           $     12,870                $     13,164           $     13,079
Jun-1999           $     12,911                $     13,228           $     13,109
Jul-1999           $     12,956                $     13,291           $     13,154
Aug-1999           $     12,986                $     13,388           $     13,184
Sep-1999           $     13,058                $     13,498           $     13,257
Oct-1999           $     13,080                $     13,568           $     13,279
Nov-1999           $     13,106                $     13,586           $     13,307
Dec-1999           $     13,161                $     13,640           $     13,367
Jan-2000           $     13,154                $     13,688           $     13,375
Feb-2000           $     13,226                $     13,758           $     13,437
Mar-2000           $     13,294                $     13,825           $     13,510
Apr-2000           $     13,346                $     13,893           $     13,565
May-2000           $     13,421                $     13,954           $     13,644
Jun-2000           $     13,543                $     14,060           $     13,772
Jul-2000           $     13,592                $     14,136           $     13,838
Aug-2000           $     13,677                $     14,181           $     13,914
Sep-2000           $     13,768                $     14,265           $     14,009
Oct-2000           $     13,835                $     14,330           $     14,080
Nov-2000           $     13,925                $     14,425           $     14,174
Dec-2000           $     14,059                $     14,561           $     14,314
Jan-2001           $     14,189                $     14,721           $     14,463
Feb-2001           $     14,292                $     14,784           $     14,557
Mar-2001           $     14,385                $     14,886           $     14,654
Apr-2001           $     14,414                $     14,955           $     14,701
May-2001           $     14,492                $     15,040           $     14,770
Jun-2001           $     14,543                $     15,083           $     14,812
Jul-2001           $     14,652                $     15,178           $     14,940
Aug-2001           $     14,722                $     15,221           $     15,000
Sep-2001           $     14,810                $     15,361           $     15,106
Oct-2001           $     14,868                $     15,452           $     15,154
Nov-2001           $     14,811                $     15,478           $     15,099
Dec-2001           $     14,836                $     15,478           $     15,142
Jan-2002           $     14,862                $     15,478           $     15,157
Feb-2002           $     14,887                $     15,478           $     15,185
Mar-2002           $     14,846                $     15,478           $     15,161
Apr-2002           $     14,952                $     15,478           $     15,272
May-2002           $     15,004                $     15,478           $     15,329
Jun-2003           $     15,066                $     15,478           $     15,393
Jul-2003           $     15,131                $     15,478           $     15,445
Aug-2003           $     15,128                $     15,478           $     15,457
Sep-2003           $     15,193                $     15,478           $     15,518
Oct-2003           $     15,203                $     15,478           $     15,532
Nov-2003           $     15,203                $     15,478           $     15,534

----------
(3) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6) The Fund invests exclusively in a Wells Fargo Master Portfolio. This chart represents the portfolio allocations of the master portfolio in which it invests. Portfolio holdings are subject to change. See notes to the Financial Statements for a discussion of the master portfolio.

(7) The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers Short Treasury 9-12 Months Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 1.50%.

TACTICAL MATURITY BOND FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Tactical Maturity Bond Fund (the Fund) seeks to produce a positive total return each calendar year.

ADVISER
   Wells Fargo Funds Management, LLC

FUND MANAGERS
   Collectively Managed

INCEPTION DATE
   6/1/97(1)

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned 0.56%(1) for the six-month period ended November 30, 2002. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), (the Index) which returned 4.98% over the same period. The Fund distributed $0.08 per share in dividend income and no capital gains during the period.

     The combination of historically low short-term interest rates and large whipsaws in long-term Treasury bond prices were the dominant negative influences on the Fund's performance. After reducing long bond holdings in response to a severe sell off earlier in the year, low yields on short reserves reduced the Fund's income and slowed the rebuilding of long bond holdings. The allocation to longer-term U.S. Treasuries grew to 18% by the end of September as prices rebounded. When Treasury prices then collapsed in October as stocks rallied, performance was negatively impacted.

     In addition, the yield curve steepened during the reporting period. Generally, steepening works to the advantage of the intermediate maturity issues portion of the Index, but to the disadvantage of the short/long maturity barbell structure of the Fund. Throughout the period, most of the Fund's holdings were in short maturity Treasury and agency obligations.

STRATEGIC OUTLOOK

     The annual rebalancing of the Fund's portfolio will increase its long U.S. Treasury holdings in an effort to position the Fund for a fresh start in 2003. With the economy potentially emerging from recession to recovery, the bond market may be poised to move from the volatility of the past two years and resemble the more sustainable trends that characterized the long economic expansion of the 1990's. In such an environment, the Fund's style is to seek to take advantage of opportunities in an expansionary economy that may benefit performance and complement other fixed income strategies.

----------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown in the average annual total return table for the Institutional Class shares of the Wells Fargo Tactical Maturity Bond Fund for periods prior to November 28, 2001, reflects the performance of the Wells Fargo Tactical Maturity Bond Master Porfolio, a master portfolio in which the Fund invests, adjusted for the appropriate fees and expenses. The Wells Fargo Tactical Maturity Bond Master Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2002)

                                                             6 MONTH*   1-YEAR   5-YEAR   LIFE OF FUND
Wells Fargo Tactical Maturity Bond Fund                        0.56     (0.62)    5.96        7.47
Benchmark
  Lehman Brothers Aggregate Bond Index(2)                      4.98      7.34     7.32        7.87

*  RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS
(AS OF NOVEMBER 30, 2002)

Portfolio Turnover                                158%
Weighted Average Coupon                          1.23%
Estimated Weighted Average Maturity              1.44 years
Estimated Average Duration                       0.78 years
Net Asset Value (NAV)                          $ 9.74
Distribution Rate(3)                             1.22%
SEC Yield(4)                                     1.59%

[CHART]

PORTFOLIO ALLOCATION(5) (AS OF NOVEMBER 30, 2002)

U.S. Government Agencies                      47%
Cash Equivalents                              43%
U.S. Treasury Bonds                            5%
Variable Floating Rate Bonds                   5%

[CHART]

GROWTH OF $10,000 INVESTMENT(6)

              WELLS FARGO       LEHMAN BROTHERS
           TACTICAL MATURITY       AGGREGATE
           BOND FUND CLASS I       BOND INDEX
Jun-1997        $     10,000        $     10,000
Jun-1997        $     10,122        $     10,119
Jul-1997        $     10,662        $     10,391
Aug-1997        $     10,319        $     10,303
Sep-1997        $     10,600        $     10,455
Oct-1997        $     10,980        $     10,607
Nov-1997        $     11,127        $     10,655
Dec-1997        $     11,356        $     10,763
Jan-1998        $     11,550        $     10,901
Feb-1998        $     11,459        $     10,893
Mar-1998        $     11,462        $     10,930
Apr-1998        $     11,492        $     10,987
May-1998        $     11,677        $     11,091
Jun-1998        $     11,934        $     11,185
Jul-1998        $     11,874        $     11,209
Aug-1998        $     12,457        $     11,392
Sep-1998        $     12,945        $     11,658
Oct-1998        $     12,679        $     11,597
Nov-1998        $     12,768        $     11,662
Dec-1998        $     12,729        $     11,698
Jan-1999        $     12,778        $     11,781
Feb-1999        $     12,329        $     11,575
Mar-1999        $     12,339        $     11,640
Apr-1999        $     12,381        $     11,676
May-1999        $     12,383        $     11,574
Jun-1999        $     12,403        $     11,537
Jul-1999        $     12,440        $     11,488
Aug-1999        $     12,475        $     11,482
Sep-1999        $     12,524        $     11,616
Oct-1999        $     12,561        $     11,658
Nov-1999        $     12,605        $     11,658
Dec-1999        $     12,658        $     11,601
Jan-2000        $     12,840        $     11,563
Feb-2000        $     13,226        $     11,703
Mar-2000        $     13,709        $     11,857
Apr-2000        $     13,528        $     11,824
May-2000        $     13,367        $     11,818
Jun-2000        $     13,625        $     12,064
Jul-2000        $     13,843        $     12,174
Aug-2000        $     14,113        $     12,350
Sep-2000        $     13,910        $     12,428
Oct-2000        $     14,111        $     12,510
Nov-2000        $     14,521        $     12,715
Dec-2000        $     14,855        $     12,952
Jan-2001        $     14,791        $     13,164
Feb-2001        $     14,945        $     13,279
Mar-2001        $     14,878        $     13,345
Apr-2001        $     14,631        $     13,289
May-2001        $     14,676        $     13,369
Jun-2001        $     14,741        $     13,420
Jul-2001        $     14,880        $     13,720
Aug-2001        $     15,003        $     13,878
Sep-2001        $     15,040        $     14,040
Oct-2001        $     15,388        $     14,334
Nov-2001        $     14,955        $     14,136
Dec-2001        $     14,880        $     14,045
Jan-2002        $     14,999        $     14,159
Feb-2002        $     15,126        $     14,297
Mar-2002        $     14,694        $     14,059
Apr-2002        $     14,753        $     14,332
May-2002        $     14,780        $     14,454
Jun-2002        $     14,802        $     14,454
Jul-2002        $     14,839        $     14,454
Aug-2002        $     14,909        $     14,454
Sep-2002        $     14,991        $     14,454
Oct-2002        $     14,863        $     14,454
Nov-2002        $     14,863        $     14,454

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(3) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(5) The Fund invests exclusively in a Wells Fargo Master Portfolio. This chart represents the composite of the portfolio allocations of the master portfolio in which the Fund invests. Portfolio holdings are subject to change. See Notes to the Financial Statements for a discussion of the master portfolio.

(6) The chart compares the performance of the Wells Fargo Tactical Maturity Bond Fund Institutional Class shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

INCOME FUNDS           PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2002 (UNAUDITED)

DIVERSIFIED BOND FUND

FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                           VALUE
    N/A       Wells Fargo Managed Fixed Income Portfolio                                                 $ 183,863,010
    N/A       Wells Fargo Strategic Value Bond Portfolio                                                    61,476,432
    N/A       Wells Fargo Tactical Maturity Bond Portfolio                                                 122,534,122

TOTAL INVESTMENT IN CORE PORTFOLIOS (99.87%)
 (COST $362,044,960)                                                                                       367,873,564
                                                                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $362,044,960)*                                             99.87%                                  $ 367,873,564
Other Assets and Liabilities, Net                                 0.13                                         469,472
                                                                ------                                   -------------
TOTAL NET ASSETS                                                100.00%                                  $ 368,343,036
                                                                ======                                   =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HIGH YIELD BOND FUND

PRINCIPAL     SECURITY NAME                                               INTEREST RATE   MATURITY DATE      VALUE
SHORT-TERM INVESTMENTS - 99.99%

US TREASURY BILLS - 59.99%
$ 15,000,000  US Treasury Bills                                                1.175%       12/5/2002    $  14,998,042
                                                                                                         -------------
REPURCHASE AGREEMENTS - 40.00%
   5,000,000  Goldman Sachs & Company - 102%
              Collateralized by US Treasuries                                   1.32        12/2/2002        5,000,000
   5,000,000  Morgan Stanley & Company Incorporated - 102%
              Collateralized by US Treasuries                                   1.28        12/2/2002        5,000,000

                                                                                                            10,000,000
                                                                                                         -------------

TOTAL SHORT-TERM INVESTMENTS (COST $24,998,042)                                                             24,998,042
                                                                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $24,998,042)*                                              99.99%                                  $  24,998,042
Other Assets and Liabilities, Net                                 0.01                                           1,958
                                                                ------                                   -------------
TOTAL NET ASSETS                                                100.00%                                  $  25,000,000
                                                                ======                                   =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   INCOME FUND

PRINCIPAL     SECURITY NAME                                               INTEREST RATE   MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 2.02%
$    210,000  AmeriCredit Automobile Receivables Trust Series
               2002-C Class A4                                                  3.55%         2/12/09    $     211,284
   3,110,000  Bank One Issuance Trust Series 2002 Class A3                      3.59          5/17/10        3,085,263
   3,915,000  Ford Credit Auto Owner Trust 2002+/-                              1.45          3/15/05        3,914,867
   2,400,000  Residential Asset Mortgage Products Incorporated
               Series 2002                                                      3.88         10/25/27        2,413,020

TOTAL ASSET BACKED SECURITIES (COST $9,633,934)                                                              9,624,434
                                                                                                         -------------
CORPORATE BONDS & NOTES - 26.22%

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.42%
   2,000,000  Hertz Corporation                                                 7.00           7/1/04        1,996,432
                                                                                                         -------------
BUSINESS SERVICES - 0.21%
     525,000  AOL Time Warner Incorporated                                      6.88           5/1/12          534,368
     460,000  First Data Corporation                                            5.63          11/1/11          473,825

                                                                                                             1,008,193
                                                                                                         -------------
CHEMICALS & ALLIED PRODUCTS - 0.68%
     500,000  Abbott Laboratories                                               5.63           7/1/06          534,287
   2,150,000  ChevronTexaco Capital Company                                     3.50          9/17/07        2,134,550
     515,000  Merck & Company Incorporated                                      6.40           3/1/28          547,121

                                                                                                             3,215,958
                                                                                                         -------------
COMMUNICATIONS - 0.52%
     570,000  SBC Communications Incorporated                                   5.88          8/15/12          596,047
   1,675,000  Verizon Global Funding Corporation                                7.38           9/1/12        1,853,772

                                                                                                             2,449,819
                                                                                                         -------------
DOMESTIC DEPOSITORY INSTITUTIONS - 5.45%
   2,000,000  Bank of America Corporation                                       7.13           5/1/06        2,228,088
   2,515,000  Bank of America Corporation                                       7.80          2/15/10        2,921,987
   2,025,000  Bank of America Corporation                                       7.80          9/15/16        2,444,752
     735,000  Bank One Corporation                                              7.75          7/15/25          871,474
     840,000  BB&T Corporation                                                  4.75          10/1/12          816,369
     450,000  Capital One Bank                                                  6.50          7/30/04          439,754
   3,585,000  Citigroup Incorporated                                            7.25          10/1/10        4,021,614
   1,050,000  Citigroup Incorporated                                            6.63          6/15/32        1,099,813
   1,700,000  First Union Corporation                                           6.63          3/15/05        1,834,633
     805,000  Golden West Financial Corporation                                 4.75          10/1/12          782,043
   1,550,000  JP Morgan Chase & Company                                         5.25          5/30/07        1,594,555
   1,100,000  Marshall & Ilsley Bank                                            4.13           9/4/07        1,112,697
   1,330,000  National City Bank of Indiana                                     4.88          7/20/07        1,379,241
   1,225,000  National City Bank                                                6.20         12/15/11        1,309,360
     445,000  Regions Financial Corporation                                     6.38          5/15/12          482,830
   1,980,000  US Bancorp MTN Series N                                           3.95          8/23/07        1,978,513
     525,000  Washington Mutual Bank                                            6.88          6/15/11          574,332

                                                                                                            25,892,055
                                                                                                         -------------

PRINCIPAL     SECURITY NAME                                               INTEREST RATE   MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES - 4.30%
$    400,000  Alabama Power Capital Trust+/-                                    5.50%         10/1/42    $     390,161
     755,000  Alabama Power Company Series Q                                    5.50         10/15/17          750,095
     500,000  American Electric Power Company Series A                          6.13          5/15/06          499,595
     630,000  Boston Edison Company                                             4.88         10/15/12          614,015
     775,000  Carolina Power & Light Company                                    5.95           3/1/09          813,979
     670,000  Carolina Power & Light Company MTN Series D                       6.65           4/1/08          721,879
   1,195,000  Cincinnati Gas & Electric Company                                 5.70          9/15/12        1,189,959
   1,000,000  Consolidated Edison Company of New York Series 93D                6.38           4/1/03        1,014,215
     495,000  Constellation Energy Group                                        6.13           9/1/09          494,422
     625,000  Constellation Energy Group                                        7.60           4/1/32          632,019
     960,000  Duke Energy Corporation                                           5.63         11/30/12          949,821
     675,000  Energy East Corporation                                           6.75          6/15/12          722,959
   1,000,000  Exelon Corporation                                                6.63           3/1/03        1,010,843
   3,300,000  MidAmerican Energy Holdings Company                               6.96          9/15/03        3,378,962
     457,000  MidAmerican Energy Holdings Company                               7.23          9/15/05          485,796
     147,000  Niagara Mohawk Power Corporation Series E                         7.38           7/1/03          151,026
     700,000  Northeast Utilities                                               7.25           4/1/12          768,745
     700,000  Pepco Holdings Incorporated+                                      7.45          8/15/32          712,852
     930,000  Public Service Electric & Gas Company Series AMBC                 6.75           1/1/16        1,054,020
     450,000  Republic Services Incorporated                                    6.63          5/15/04          471,501
   1,000,000  Rochester Gas & Electric MTN Series 1                             6.38          7/30/03        1,023,429
   1,000,000  SCANA Corporation MTN Series B                                    6.25           7/8/03        1,024,055
     560,000  Virginia Electric & Power Series A                                5.38           2/1/07          584,388
     925,000  WPS Resources Corporation                                         7.00          11/1/09        1,005,674

                                                                                                            20,464,410
                                                                                                         -------------
FOOD & KINDRED PRODUCTS - 2.26%
     910,000  Coca-Cola Enterprises                                             6.95         11/15/26        1,003,014
   3,000,000  ConAgra Foods Incorporated                                        9.88         11/15/05        3,541,161
     910,000  ConAgra Foods Incorporated                                        6.75          9/15/11        1,011,716
     505,000  General Mills Incorporated                                        5.13          2/15/07          524,348
     455,000  Kellogg Company Series B                                          6.00           4/1/06          489,749
     860,000  Kraft Foods Incorporated                                          6.25           6/1/12          943,176
   1,160,000  Pepsi Bottling Group Incorporated Series B                        7.00           3/1/29        1,317,238
     774,000  PepsiAmericas Incorporated                                        7.29          9/15/26          840,968
     910,000  Tyson Foods Incorporated                                          8.25          10/1/11        1,050,507

                                                                                                            10,721,877
                                                                                                         -------------
FOOD STORES - 0.39%
     505,000  Albertson's Incorporated                                          7.45           8/1/29          541,171
   1,160,000  Kroger Company                                                    8.05           2/1/10        1,319,316

                                                                                                             1,860,487
                                                                                                         -------------
FORESTRY - 0.19%
     885,000  Weyerhaeuser Company                                              5.95          11/1/08          915,281
                                                                                                         -------------

PRINCIPAL     SECURITY NAME                                               INTEREST RATE   MATURITY DATE      VALUE
GENERAL MERCHANDISE STORES - 0.42%
$  1,870,000  Target Corporation                                                5.50%          4/1/07    $   1,978,755
                                                                                                         -------------
HOLDING & OTHER INVESTMENT OFFICES - 0.24%
     515,000  Archstone-Smith Trust                                             8.20           7/3/05          564,804
     515,000  Block Financial Corporation                                       8.50          4/15/07          583,033

                                                                                                             1,147,837
                                                                                                         -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.11%
     505,000  Humana Incorporated                                               7.25           8/1/06          532,561
                                                                                                         -------------
INSURANCE CARRIERS - 1.17%
     365,000  AMBAC Financial Group Incorporated                                9.38           8/1/11          454,185
     480,000  American International Group MTN Series F                         2.85          12/1/05          478,632
     505,000  Anthem Incorporated                                               6.80           8/1/12          529,578
     505,000  CNA Financial Corporation                                         6.75         11/15/06          487,948
     375,000  MBIA Incorporated                                                 9.38          2/15/11          459,482
   3,000,000  Prudential Funding LLC MTN+                                       6.60          5/15/08        3,177,978

                                                                                                             5,587,803
                                                                                                         -------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.19%
     870,000  Raytheon Company                                                  6.30          3/15/05          911,669
                                                                                                         -------------
NONDEPOSITORY CREDIT INSTITUTIONS - 5.10%
     485,000  American Express Company                                          3.75         11/20/07          478,583
   1,895,000  American General Finance Corporation MTN Series H                 4.50         11/15/07        1,886,804
     775,000  Caterpillar Financial Service Corporation                         5.95           5/1/06          831,575
     610,000  CIT Group Incorporated                                            5.63          5/17/04          622,239
   2,020,000  Countrywide Home Loan Incorporated MTN Series K                   5.63          5/15/07        2,104,973
   4,950,000  Ford Motor Credit Company                                         5.80          1/12/09        4,400,411
   2,775,000  General Electric Capital Corporation MTN Series A                 6.00          6/15/12        2,901,357
     580,000  General Electric Capital Corporation MTN Series A                 6.75          3/15/32          616,233
   3,385,000  General Motors Acceptance Corporation                             7.75          1/19/10        3,466,839
   2,410,000  Household Finance Corporation                                     8.00          7/15/10        2,504,070
     515,000  International Lease Finance Corporation                           5.75          2/15/07          528,734
   1,350,000  John Deere Capital Corporation                                    7.00          3/15/12        1,531,791
     460,000  John Hancock Financial Services Incorporated                      5.63          12/1/08          465,227
     480,000  MBNA Corporation MTN                                              5.63         11/30/07          475,963
     915,000  Mellon Funding Corporation                                        4.88          6/15/07          946,473
     470,000  SLM Corporation MTN                                               5.13          8/27/12          467,841

                                                                                                            24,229,113
                                                                                                         -------------
OIL & GAS EXTRACTION - 0.10%
     495,000  Seacor Smit Incorporated                                          5.88          10/1/12          484,958
                                                                                                         -------------
PIPELINES, EXCEPT NATURAL GAS - 0.15%
     675,000  Kinder Morgan Energy Partners                                     6.75          3/15/11          717,985
                                                                                                         -------------

PRINCIPAL     SECURITY NAME                                               INTEREST RATE   MATURITY DATE      VALUE
PRIMARY METAL INDUSTRIES - 0.11%
$    515,000  Alcoa Incorporated                                                5.38%         1/15/13    $     528,932
                                                                                                         -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.52%
   1,220,000  Gannett Company Incorporated                                      5.50           4/1/07        1,301,429
     125,000  RH Donnelley Financial Corporation+                               8.88         12/15/10          130,938
     875,000  Viacom Incorporated                                               7.88          7/30/30        1,062,242

                                                                                                             2,494,609
                                                                                                         -------------
RAILROAD TRANSPORTATION - 0.36%
     535,000  CSX Corporation                                                   6.75          3/15/11          585,271
   1,010,000  Union Pacific Corporation                                         6.50          4/15/12        1,108,639

                                                                                                             1,693,910
                                                                                                         -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
 & SERVICES - 2.01%
     745,000  Bear Stearns Company Incorporated                                 6.50           5/1/06          802,035
   1,161,000  Charles Schwab Corporation MTN Series A                           6.88           9/2/03        1,204,234
   1,230,000  Goldman Sachs Group Incorporated                                  6.88          1/15/11        1,347,287
     592,000  Jefferies Group Incorporated                                      7.75          3/15/12          621,837
   2,100,000  Lehman Brothers Holdings Incorporated                             6.63          1/18/12        2,266,667
     835,000  Merrill Lynch & Company                                           6.00          2/17/09          881,790
   2,240,000  Morgan Stanley                                                    6.75          4/15/11        2,428,828

                                                                                                             9,552,678
                                                                                                         -------------
TRANSPORTATION BY AIR - 0.21%
     970,000  Delta Air Lines Series 02-1                                       6.42           7/2/12          996,538
                                                                                                         -------------
TRANSPORTATION EQUIPMENT - 0.80%
   1,210,000  Boeing Capital Corporation                                        7.10          9/27/05        1,313,336
   2,300,000  DaimlerChrysler NA Holding                                        7.20           9/1/09        2,462,543

                                                                                                             3,775,879
                                                                                                         -------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.31%
     670,000  Safeway Incorporated                                              7.25          9/15/04          715,608
     705,000  Unilever Capital Corporation                                      6.88          11/1/05          780,330

                                                                                                             1,495,938
                                                                                                         -------------

TOTAL CORPORATE BONDS & NOTES (COST $123,291,199)                                                          124,653,677
                                                                                                         -------------
FOREIGN BONDS - 4.87%++
   2,275,000  Asian Development Bank                                            6.75          6/11/07        2,575,480
     350,000  Barclays Bank plc                                                 7.40         12/15/09          404,369
   1,480,000  BP Canada Finance                                                 3.38         10/31/07        1,452,053
     460,000  Canadian Occidental Petroleum                                     7.13           2/4/04          480,298
     705,000  Diageo Capital plc                                                6.63          6/24/04          750,813
   3,175,000  European Investment Bank Series DTC                               4.88           9/6/06        3,345,983
   1,300,000  HSBC Holding plc                                                  7.50          7/15/09        1,503,454
     910,000  Inter-American Development Bank                                   4.38          9/20/12          893,167
   2,875,000  Inter-American Development Bank MTN Series E                      4.00          1/18/05        2,977,402

PRINCIPAL     SECURITY NAME                                               INTEREST RATE   MATURITY DATE      VALUE
FOREIGN BONDS - (continued)
$  1,145,000  National Westminster Bank                                         7.38%         10/1/09    $   1,317,805
     850,000  Quebec Province                                                   5.00          7/17/09          884,417
   1,770,000  Republic of Italy                                                 3.63          9/14/07        1,767,235
   3,250,000  World Bank                                                        4.00          1/10/05        3,364,712
     760,000  World Bank                                                        7.63          1/19/23          922,692
     515,000  XL Capital (Euro) plc                                             6.50          1/15/12          532,965

TOTAL FOREIGN BONDS (COST $23,249,144)                                                                      23,172,845
                                                                                                         -------------

SHARES
REGISTERED INVESTMENT COMPANIES - 4.93%
     220,000  iShares GS Investop                                                                           23,427,800
                                                                                                         -------------

TOTAL REGISTERED INVESTMENT COMPANIES (COST $23,494,020)                                                    23,427,800
                                                                                                         -------------

PRINCIPAL
US GOVERNMENT AGENCY SECURITIES - 36.08%

FEDERAL HOME LOAN BANK - 1.69%
$  3,000,000  FHLB Series BZ10                                                  7.38          2/12/10        3,556,578
   3,035,000  FHLB Series EB08                                                  6.18           5/6/08        3,385,409
   1,000,000  FHLB Series QS06                                                  6.38          8/15/06        1,109,546

                                                                                                             8,051,533
                                                                                                         -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.11%
   4,000,000  FHLMC                                                             6.63          9/15/09        4,560,044
  10,000,000  FHLMC TBA 12/12/2002?                                             6.00          7/15/22       10,239,730
     929,337  FHLMC #C01187                                                     7.50           5/1/31          981,590
   3,321,645  FHLMC #C59553                                                     7.50          11/1/31        3,508,664
   3,868,700  FHLMC #C65086                                                     7.50           3/1/32        4,086,316
   5,089,476  FHLMC #C65576                                                     7.50           4/1/32        5,375,759
   2,046,285  FHLMC #E00870                                                     7.00           8/1/15        2,165,061
      54,859  FHLMC #L80191                                                     6.50           3/1/03           55,663
     118,607  FHLMC #M80419                                                     6.50           4/1/03          120,344
   7,168,314  FHLMC #C01345                                                     7.00           4/1/32        7,479,691

                                                                                                            38,572,862
                                                                                                         -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.14%
  18,600,000  FNMA                                                              7.00          7/15/05       20,633,557
  15,000,000  FNMA                                                              6.00          5/15/08       16,550,100
   9,500,000  FNMA TBA 1/21/2003?                                               5.50          4/15/09        9,745,556
  10,000,000  FNMA TBA 12/17/2002?                                              5.00         10/28/17       10,096,430
   4,120,680  FNMA #254190                                                      5.50           2/1/09        4,244,854
   5,623,170  FNMA #254218                                                      7.00           2/1/32        5,870,820
     553,930  FNMA #374141                                                      7.00           3/1/04          567,016
   1,610,515  FNMA #488341                                                      6.50           4/1/29        1,664,413
   1,318,555  FNMA #520842                                                      8.00          11/1/29        1,413,255
   2,675,142  FNMA #545026                                                      6.50           6/1/16        2,807,045

PRINCIPAL     SECURITY NAME                                               INTEREST RATE   MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  9,674,806  FNMA #545814                                                      6.50%          8/1/32    $   9,998,196
   2,748,926  FNMA #584829                                                      6.00           5/1/16        2,856,285
   8,665,155  FNMA #589081                                                      6.50           8/1/31        8,954,666
   9,573,530  FNMA #617707                                                      6.00           5/1/32        9,794,066

                                                                                                           105,196,259
                                                                                                         -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.39%
         246  GNMA #263286                                                     10.00          9/15/03              251
       4,311  GNMA #263418                                                      9.00          1/15/04            4,501
   1,992,164  GNMA #2824+/-                                                     7.00         10/20/29        2,086,671
     417,400  GNMA #473918+/-                                                   7.00          4/15/28          439,617
   2,052,285  GNMA #486958                                                      6.50          2/15/29        2,137,003
   1,767,367  GNMA #491192                                                      7.00          2/15/29        1,858,678
   2,035,331  GNMA #521547                                                      7.50         11/15/29        2,165,186
     271,821  GNMA #521705                                                      7.50         11/15/29          289,163
     291,104  GNMA #521706                                                      7.50         12/15/29          309,677
   1,634,640  GNMA #780626                                                      7.00          8/15/27        1,724,621
   4,829,233  GNMA #781123                                                      7.00         12/15/29        5,078,736

                                                                                                            16,094,104
                                                                                                         -------------
STUDENT LOAN MARKETING ASSOCIATION - 0.75%
   3,000,000  SLMA                                                              7.30           8/1/12        3,587,784
                                                                                                         -------------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $167,277,442)                                                  171,502,542
                                                                                                         -------------
US TREASURY SECURITIES - 29.77%

US TREASURY BONDS - 15.39%
  20,500,000  US Treasury Bonds                                                10.75          8/15/05       24,955,552
   2,000,000  US Treasury Bonds                                                12.00          8/15/13        2,855,312
   5,000,000  US Treasury Bonds                                                11.25          2/15/15        8,085,545
  14,500,000  US Treasury Bonds                                                 8.88          8/15/17       20,501,637
   5,000,000  US Treasury Bonds                                                 8.13          8/15/19        6,716,405
   9,590,000  US Treasury Bonds                                                 5.38          2/15/31       10,062,758

                                                                                                            73,177,209
                                                                                                         -------------
US TREASURY NOTES - 14.38%
   2,100,000  US Treasury Notes                                                 2.13          8/31/04        2,106,071
   8,518,000  US Treasury Notes                                                 1.88          9/30/04        8,499,363
     240,000  US Treasury Notes                                                 2.13         10/31/04          240,459
  41,000,000  US Treasury Notes                                                 6.75          5/15/05       45,327,427
   6,000,000  US Treasury Notes                                                 4.63          5/15/06        6,369,138
   5,750,000  US Treasury Notes                                                 4.38          8/15/12        5,821,427

                                                                                                            68,363,885
                                                                                                         -------------
TOTAL US TREASURY SECURITIES (COST $136,343,621)                                                           141,541,094
                                                                                                         -------------

SHARES        SECURITY NAME                                                                                  VALUE
SHORT-TERM INVESTMENTS - 3.35%
  15,903,088  Wells Fargo Money Market Trust~                                                            $  15,903,088

TOTAL SHORT-TERM INVESTMENTS (COST $15,903,088)                                                             15,903,088
                                                                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $499,192,448)*                                            107.24%                                  $ 509,825,480
Other Assets and Liabilities, Net                                (7.24)                                    (34,432,707)
                                                                ------                                   -------------
TOTAL NET ASSETS                                                100.00%                                  $ 475,392,773
                                                                ======                                   =============

++ FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/-  VARIABLE RATE SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
?    WHEN ISSUED SECURITIES, TOTAL COST $29,892,813.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     Gross Unrealized Appreciation                                $  12,116,962
     Gross Unrealized Depreciation                                   (1,483,930)
                                                                  -------------
     NET UNREALIZED APPRECIATION                                  $  10,633,032

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2002 (UNAUDITED)           INCOME FUNDS

   INCOME PLUS FUND

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 0.88%
$    175,000  Bank One Issuance Trust Series 2002 Class A3                                   3.59%         5/17/10    $     173,608
     225,000  Chase Funding Mortgage Loan Series 2002-2 Class 1A2                            3.43          5/25/17          226,555
     185,000  Residential Asset Mortgage Products Incorporated Series
              2002-RS1 Class Al2                                                             4.68          7/25/26          189,141
      65,000  Residential Asset Mortgage Products Incorporated Series
              2002-RS5 Class Al3                                                             3.72          7/25/27           65,312

TOTAL ASSET BACKED SECURITIES (COST $655,470)                                                                               654,616
                                                                                                                      -------------
CORPORATE BONDS & NOTES - 48.23%

AGRICULTURAL PRODUCTION-CROPS - 0.22%
     159,000  Chiquita Brands International                                                 10.56          3/15/09          162,180
                                                                                                                      -------------
AGRICULTURAL PRODUCTION-LIVESTOCK & ANIMAL SPECIALTIES - 0.39%
     325,000  Pilgrim's Pride Corporation                                                    9.63          9/15/11          287,625
                                                                                                                      -------------
AMUSEMENT & RECREATION SERVICES - 0.99%
     250,000  Cinemark USA Incorporated Series B                                             9.63           8/1/08          248,125
     345,000  Herbst Gaming Incorporated Series B                                           10.75           9/1/08          360,525
     120,000  Venetian Casino+                                                              11.00          6/15/10          124,800

                                                                                                                            733,450
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.33%
     255,000  Collins & Aikman Products                                                     10.75         12/31/11          246,075

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.04%
     105,000  Beazer Homes USA                                                               8.38          4/15/12          109,988
     260,000  DR Horton Incorporated                                                        10.00          4/15/06          264,550
      40,000  DR Horton Incorporated                                                         8.50          4/15/12           40,900
     250,000  Kaufman & Broad Home Corporation                                               9.63         11/15/06          258,125
      90,000  KB Home                                                                        9.50          2/15/11           96,413

                                                                                                                            769,976
                                                                                                                      -------------
BUSINESS SERVICES - 0.81%
     195,000  AOL Time Warner Incorporated                                                   6.88           5/1/12          198,480
      35,000  First Data Corporation                                                         5.63          11/1/11           36,052
      65,000  Hanover Equipment Trust+                                                       8.50           9/1/08           62,888
     150,000  Oracle Corporation                                                             6.72          2/15/04          155,759
     145,000  SESI LLC                                                                       8.88          5/15/11          147,900

                                                                                                                            601,079
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS - 3.43%
     340,000  Athena Neuro Finance LLC                                                       7.25          2/21/08          170,000
     260,000  ChevronTexaco Capital Company                                                  3.50          9/17/07          258,132
     185,000  E I du Pont de Nemours                                                         6.88         10/15/09          211,090
     150,000  Equistar Chemical                                                             10.13           9/1/08          144,000
      15,000  Georgia Gulf Corporation                                                      10.38          11/1/07           16,350
     335,000  IMC Global Incorporated Series B                                              11.25           6/1/11          372,269
     115,000  Lyondell Chemical Company Series B                                             9.88           5/1/07          116,150
     275,000  Macdermid Incorporated                                                         9.13          7/15/11          297,000
      70,000  Merck & Company Incorporated                                                   6.40           3/1/28           74,366

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$    265,000  Millennium America Incorporated                                                9.25%         6/15/08    $     276,925
     110,000  OM Group Incorporated                                                          9.25         12/15/11           46,750
     430,000  Pfizer Incorporated                                                            5.63           2/1/06          461,916
      95,000  Vicar Operating Incorporated                                                   9.88          12/1/09          103,075

                                                                                                                          2,548,023
                                                                                                                      -------------
COMMUNICATIONS - 3.13%
      50,000  Adelphia Communications Series B+                                             10.50          7/15/04           19,750
     300,000  Avaya Incorporated                                                            11.13           4/1/09          265,500
     300,000  Charter Communications Holdings LLC                                            8.63           4/1/09          147,000
     225,000  Crown Castle International Corporation                                        10.75           8/1/11          201,938
     600,000  CSC Holdings Incorporated                                                     10.50          5/15/16          579,000
      55,000  Entercom Radio                                                                 7.63           3/1/14           57,888
      90,000  Entravision Communications Corporation                                         8.13          3/15/09           94,950
     215,000  Mediacom LLC                                                                   9.50          1/15/13          191,350
     250,000  Nextel Communications                                                          9.38         11/15/09          232,500
      90,000  SBC Communications Incorporated                                                5.88          8/15/12           94,113
     105,000  Sinclair Broadcast Group                                                       8.75         12/15/11          112,613
     185,000  Verizon Global Funding Corporation                                             7.38           9/1/12          204,745
     123,000  Voicestream Wireless Corporation                                              10.38         11/15/09          129,150

                                                                                                                          2,330,497
                                                                                                                      -------------
DOMESTIC DEPOSITORY INSTITUTIONS - 2.27%
     225,000  Bank of America Corporation                                                    7.80          9/15/16          271,639
      85,000  Bank One Corporation                                                           7.75          7/15/25          100,783
     120,000  BB&T Corporation                                                               4.75          10/1/12          116,624
      90,000  Citigroup Incorporated                                                         6.63          6/15/32           94,270
     155,000  First Union Corporation                                                        6.63          3/15/05          167,275
     115,000  Golden West Financial Corporation                                              4.75          10/1/12          111,720
     160,000  Marshall & Ilsley Bank                                                         4.13           9/4/07          161,847
     170,000  National City Bank of Indiana                                                  4.88          7/20/07          176,294
      15,000  Regions Financial Corporation                                                  6.38          5/15/12           16,275
     235,000  US Bancorp MTN Series N                                                        3.95          8/23/07          234,823
     245,000  Western Financial Bank                                                         9.63          5/15/12          235,200

                                                                                                                          1,686,750
                                                                                                                      -------------
EATING & DRINKING PLACES - 0.08%
      55,000  Yum! Brands Incorporated                                                       8.88          4/15/11           60,225
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES - 3.87%
     160,000  AES Corporation                                                                8.88          2/15/11           72,000
      85,000  Alabama Power Company Series Q                                                 5.50         10/15/17           84,448
     315,000  Allied Waste North America Series B                                            8.88           4/1/08          324,450
      75,000  American Electric Power Company Series A                                       6.13          5/15/06           74,939
     190,000  BRL Universal Equipment                                                        8.88          2/15/08          196,650
      70,000  Carolina Power & Light Company                                                 5.95           3/1/09           73,521
      80,000  Cincinnati Gas & Electric Company                                              5.70          9/15/12           79,663

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     70,000  Constellation Energy Group                                                     6.13%          9/1/09    $      69,918
      80,000  Constellation Energy Group                                                     7.60           4/1/32           80,898
      80,000  Duke Energy Corporation                                                        5.63         11/30/12           79,152
      85,000  Duke Energy Field Services                                                     7.88          8/16/10           88,251
     335,000  El Paso Energy Partners Series B                                               8.50           6/1/11          305,688
      70,000  Energy East Corporation                                                        6.75          6/15/12           74,974
     135,000  IESI Corporation+                                                             10.25          6/15/12          131,625
     100,000  Northeast Utilities                                                            7.25           4/1/12          109,821
     115,000  Pepco Holdings Incorporated+                                                   7.45          8/15/32          117,111
      60,000  Public Service Electric & Gas Company Series AMBC                              6.75           1/1/16           68,001
     130,000  Republic Services Incorporated                                                 6.63          5/15/04          136,211
     150,000  Republic Services Incorporated                                                 7.13          5/15/09          165,108
     130,000  Synagro Technologies Incorporated                                              9.50           4/1/09          135,200
      45,000  Virginia Electric & Power Series A                                             5.38           2/1/07           46,960
     200,000  Waste Management Incorporated                                                  7.38           8/1/10          213,146
     140,000  WPS Resources Corporation                                                      7.00          11/1/09          152,210

                                                                                                                          2,879,945
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
  EXCEPT COMPUTER EQUIPMENT - 1.23%
     120,000  Amkor Technology Incorporated                                                  9.25          2/15/08          115,200
     360,000  Calpine Corporation                                                            8.63          8/15/10          159,300
     250,000  Fairchild Semiconductor                                                       10.50           2/1/09          276,250
     220,000  On Semiconductor Corporation+                                                 12.00          5/15/08          158,400
     120,000  Solectron Corporation                                                          9.63          2/15/09          118,200
      90,000  Stoneridge Incorporated                                                       11.50           5/1/12           84,600

                                                                                                                            911,950
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.47%
      75,000  Lockheed Martin Corporation                                                    8.20          12/1/09           89,588
     205,000  Lockheed Martin Corporation                                                    8.50          12/1/29          263,810

                                                                                                                            353,398
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS - 2.22%
     270,000  Anheuser-Busch Companies Incorporated                                          9.00          12/1/09          339,740
      65,000  Coca-Cola Enterprises                                                          6.95         11/15/26           71,644
     100,000  ConAgra Foods Incorporated                                                     6.75          9/15/11          111,178
     150,000  Constellation Brands Incorporated                                              8.63           8/1/06          160,500
     125,000  General Mills Incorporated                                                     6.00          2/15/12          132,977
      75,000  Kellogg Company Series B                                                       6.00           4/1/06           80,728
     100,000  Kellogg Company Series B                                                       7.45           4/1/31          118,543
      65,000  Kraft Foods Incorporated                                                       6.25           6/1/12           71,287
     455,000  Land O Lakes Incorporated                                                      8.75         11/15/11          259,350
      95,000  Pepsi Bottling Group Incorporated Series B                                     7.00           3/1/29          107,877
      95,000  Swift & Company+                                                              10.13          10/1/09           87,875
     100,000  Tyson Foods Incorporated                                                       8.25          10/1/11          115,440

                                                                                                                          1,657,139
                                                                                                                      -------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
FOOD STORES - 1.11%
$     75,000  Albertson's Incorporated                                                       7.45%          8/1/29    $      80,372
     355,000  Ingles Markets Incorporated                                                    8.88          12/1/11          328,375
      90,000  Kroger Company                                                                 8.05           2/1/10          102,361
     350,000  Marsh Supermarket Incorporated Series B                                        8.88           8/1/07          316,750

                                                                                                                            827,858
                                                                                                                      -------------
GENERAL MERCHANDISE STORES - 0.34%
     100,000  Target Corporation                                                             7.25           9/1/04          107,778
     130,000  Target Corporation                                                             7.50          2/15/05          142,844

                                                                                                                            250,622
                                                                                                                      -------------
HEALTH SERVICES - 0.55%
     265,000  HCA Incorporated                                                               8.75           9/1/10          287,937
     120,000  Rotech HealthCare Incorporated+                                                9.50           4/1/12          120,600

                                                                                                                            408,537
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES - 2.51%
     345,000  American Achievement Corporation Series B                                     11.63           1/1/07          365,700
     130,000  Archstone-Smith Trust                                                          8.20           7/3/05          142,572
     385,000  Capital One Financial                                                          8.75           2/1/07          368,647
      80,000  Dura Operating Corporation Series B                                            8.63          4/15/12           82,500
     355,000  iStar Financial Incorporated                                                   8.75          8/15/08          368,708
      90,000  JohnsonDiversey Incorporated+                                                  9.63          5/15/12           93,150
     200,000  RFS Partnership LP                                                             9.75           3/1/12          205,000
     130,000  Simon Property Group LP                                                        6.75           2/9/04          134,869
     105,000  Ventas Realty LP Capital Corporation                                           9.00           5/1/12          106,575

                                                                                                                          1,867,721
                                                                                                                      -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.12%
      95,000  Von Hoffman Corporation                                                       10.25          3/15/09           89,300
                                                                                                                      -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.37%
      40,000  Felcor Lodging LP                                                              9.50          9/15/08           41,000
     200,000  Host Marriott LP Series G                                                      9.25          10/1/07          205,000
     100,000  Host Marriott LP Series I                                                      9.50          1/15/07          103,000
     260,000  Park Place Entertainment Corporation                                           9.38          2/15/07          276,575
      75,000  Park Place Entertainment Corporation                                           8.13          5/15/11           77,719
     250,000  Station Casinos Incorporated                                                   8.88          12/1/08          262,188
      50,000  Station Casinos Incorporated                                                   9.88           7/1/10           54,625

                                                                                                                          1,020,107
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.48%
     295,000  Agco Corporation                                                               9.50           5/1/08          320,075
     135,000  Briggs & Stratton Corporation                                                  8.88          3/15/11          145,800
      45,000  Cummins Incorporated+                                                          9.50          12/1/10           47,250
     200,000  IBM Corporation                                                                6.50          1/15/28          209,405
     150,000  International Game Technology                                                  8.38          5/15/09          166,875

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$     90,000  Joy Global Incorporated Series B                                               8.75%         3/15/12    $      93,600
     115,000  Rexnord Corporation+                                                          10.13         12/15/12          119,025

                                                                                                                          1,102,030
                                                                                                                      -------------
INSURANCE CARRIERS - 0.62%
     250,000  AMBAC Financial Group Incorporated                                             9.38           8/1/11          311,085
      75,000  American International Group MTN Series F                                      2.85          12/1/05           74,786
      75,000  Hartford Financial Services Group                                              4.70           9/1/07           74,937

                                                                                                                            460,808
                                                                                                                      -------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.18%
      60,000  Louisiana Pacific Corporation                                                  8.50          8/15/05           61,241
      65,000  Louisiana Pacific Corporation                                                 10.88         11/15/08           69,063

                                                                                                                            130,304
                                                                                                                      -------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
  MEDICAL & OPTICAL GOODS - 0.46%
     105,000  Hanger Orthopedic Group                                                       10.38          2/15/09          110,775
     125,000  Raytheon Company                                                               6.75          8/15/07          134,913
      95,000  Sybron Dental Specialties+                                                     8.13          6/15/12           95,950

                                                                                                                            341,638
                                                                                                                      -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.29%
     200,000  Compass Minerals Group                                                        10.00          8/15/11          216,000
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.38%
     285,000  Steinway Musical Instruments                                                   8.75          4/15/11          279,300
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 0.08%
      60,000  AmeriGas Partners LP Series B                                                  8.88          5/20/11           62,400
                                                                                                                      -------------
MOTION PICTURES - 0.18%
     125,000  Walt Disney Company Series B                                                   6.75          3/30/06          134,261
                                                                                                                      -------------
NONDEPOSITORY CREDIT INSTITUTIONS - 5.27%
     250,000  American General Finance Corporation MTN Series H                              4.50         11/15/07          248,919
     240,000  Caterpillar Financial Service Corporation                                      5.95           5/1/06          257,520
     300,000  Countrywide Home Loan Incorporated MTN Series H                                6.25          4/15/09          315,463
     270,000  Countrywide Home Loan Incorporated MTN Series K                                5.63          5/15/07          281,358
     430,000  Ford Motor Credit Company                                                      5.80          1/12/09          382,258
     300,000  General Electric Capital Corporation                                           8.70          2/15/03          304,273
     250,000  General Electric Capital Corporation MTN Series A                              6.80          11/1/05          274,520
     280,000  General Electric Capital Corporation MTN Series A                              6.88         11/15/10          311,357
      70,000  General Electric Capital Corporation MTN Series A                              6.75          3/15/32           74,373
     285,000  General Motors Acceptance Corporation                                          7.75          1/19/10          291,890
     175,000  Household Finance Corporation                                                  8.00          7/15/10          181,831
      75,000  International Lease Finance Corporation                                        5.75          2/15/07           77,000
     205,000  John Deere Capital Corporation                                                 7.00          3/15/12          232,605
     185,000  Mellon Funding Corporation                                                     4.88          6/15/07          191,363

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
$    100,000  Sears Discover Credit Corporation MTN Series 2                                 9.14%         3/13/12    $     103,442
     155,000  SLM Corporation MTN                                                            5.13          8/27/12          154,288
     250,000  Technical Olympic USA Incorporated+                                            9.00           7/1/10          242,500

                                                                                                                          3,924,960
                                                                                                                      -------------
OIL & GAS EXTRACTION - 0.79%
      60,000  Chesapeake Energy Corporation                                                  8.13           4/1/11           63,000
      75,000  Key Energy Services Incorporated Series C                                      8.38           3/1/08           78,375
     175,000  Pioneer Natural Resource Company                                               9.63           4/1/10          205,041
      75,000  Seacor Smit Incorporated                                                       5.88          10/1/12           73,479
      59,000  Vintage Petroleum Incorporated                                                 9.00         12/15/05           59,885
      90,000  Vintage Petroleum Incorporated                                                 8.25           5/1/12           93,600
      10,000  XTO Energy Incorporated                                                        7.50          4/15/12           10,625

                                                                                                                            584,005
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 1.11%
     210,000  Appelton Papers Incorporated Series B                                         12.50         12/15/08          224,700
      90,000  Graphic Package Corporation                                                    8.63          2/15/12           94,613
      90,000  Plastipak Holdings Incorporated                                               10.75           9/1/11           96,300
     170,000  Potlatch Corporation                                                          10.00          7/15/11          186,150
     220,000  Trimas Corporation+                                                            9.88          6/15/12          223,300

                                                                                                                            825,063
                                                                                                                      -------------
PERSONAL SERVICES - 0.46%
     325,000  Coinmach Corporation                                                           9.00           2/1/10          341,250
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.58%
     300,000  Amoco Company                                                                  6.50           8/1/07          332,913
     365,000  BP Amoco plc                                                                   5.90          4/15/09          394,759
     205,000  Pennzoil-Quaker State                                                         10.00          11/1/08          243,694
      90,000  Tesoro Petroleum Corporation                                                   9.63           4/1/12           61,200
     130,000  Tosco Corporation                                                              7.63          5/15/06          144,943

                                                                                                                          1,177,509
                                                                                                                      -------------
PIPELINES, EXCEPT NATURAL GAS - 0.15%
     105,000  Kinder Morgan Energy Partners                                                  6.75          3/15/11          111,687
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 0.62%
      70,000  Alcoa Incorporated                                                             5.38          1/15/13           71,894
     300,000  Century Aluminum Company                                                      11.75          4/15/08          285,000
     115,000  Intermet Corporation+                                                          9.75          6/15/09          102,350

                                                                                                                            459,244
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.00%
     155,000  American Greetings Corporation                                                11.75          7/15/08          170,500
     250,000  Garden State Newspapers Incorporated                                           8.63           7/1/11          251,875
      10,000  Garden State Newspapers Incorporated Series B                                  8.75          10/1/09           10,175

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
$     60,000  Hollinger International Publishing                                             9.25%         3/15/07    $      60,225
     130,000  Mail-Well I Corporation+                                                       9.63          3/15/12          112,450
     225,000  News America Holdings                                                          8.00         10/17/16          237,153
     200,000  News America Incorporated                                                      6.70          5/21/04          201,408
      55,000  RH Donnelley Financial Corporation+                                            8.88         12/15/10           57,613
     130,000  Viacom Incorporated                                                            7.75           6/1/05          144,316
     200,000  Viacom Incorporated                                                            7.88          7/30/30          242,798

                                                                                                                          1,488,513
                                                                                                                      -------------
RAILROAD TRANSPORTATION - 0.40%
     270,000  Kansas City Southern                                                           9.50          10/1/08          295,650
                                                                                                                      -------------
REAL ESTATE - 0.99%
      90,000  Corrections Corporation of America+                                            9.88           5/1/09           96,075
     265,000  EOP Operating LP                                                               7.75         11/15/07          294,322
     345,000  Senior Housing Trust                                                           8.63          1/15/12          345,000

                                                                                                                            735,397
                                                                                                                      -------------
RETAIL - 0.10%
      60,000  Wal-Mart Stores Incorporated                                                   7.55          2/15/30           73,794
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     105,000  Foamex LP Capital Corporation+                                                10.75           4/1/09           75,600
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.66%
      70,000  Bear Stearns Company Incorporated                                              6.50           5/1/06           75,359
     115,000  Goldman Sachs Group Incorporated                                               6.88          1/15/11          125,966
      65,000  Jefferies Group Incorporated                                                   7.75          3/15/12           68,276
     205,000  Morgan Stanley                                                                 6.75          4/15/11          222,281

                                                                                                                            491,882
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.27%
     200,000  Owens-Illinois Incorporated                                                    7.85          5/15/04          198,000
                                                                                                                      -------------
TRANSPORTATION BY AIR - 0.10%
      70,000  Petroleum Helicopters Series B                                                 9.38           5/1/09           73,150
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 1.29%
     110,000  Asbury Automotive Group                                                        9.00          6/15/12          101,200
      90,000  Boeing Capital Corporation                                                     6.10           3/1/11           92,213
     225,000  DaimlerChrysler NA Holding                                                     7.20           9/1/09          240,901
      65,000  Dana Corporation                                                              10.13          3/15/10           66,625
     165,000  Dana Corporation                                                               9.00          8/15/11          162,938
     305,000  Sequa Corporation Series B                                                     8.88           4/1/08          298,900

                                                                                                                            962,777
                                                                                                                      -------------
UTILITIES - 0.16%
     115,000  National Waterworks Incorporated+                                             10.50          12/1/12          120,750
                                                                                                                      -------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
WHOLESALE TRADE-DURABLE GOODS - 1.01%
$     90,000  Associated Materials Incorporated+                                             9.75%         4/15/12    $      95,400
     185,000  Jorgensen Earle M Company                                                      9.75           6/1/12          185,000
     145,000  Omnicare Incorporated Series B                                                 8.13          3/15/11          155,875
     295,000  Owens & Minor Incorporated                                                     8.50          7/15/11          312,700

                                                                                                                            748,975
                                                                                                                      -------------
WHOLESALE TRADE-NONDURABLE GOODS - 1.02%
      65,000  Airgas Incorporated                                                            9.13          10/1/11           70,525
     150,000  AmerisourceBergen Corporation                                                  8.13           9/1/08          161,250
     415,000  Fleming Companies Incorporated                                                10.13           4/1/08          363,125
      75,000  Safeway Incorporated                                                           7.25          9/15/04           80,105
      75,000  Unilever Capital Corporation                                                   6.88          11/1/05           83,014

                                                                                                                            758,019
                                                                                                                      -------------
TOTAL CORPORATE BONDS & NOTES (COST $36,125,453)                                                                         35,865,423
                                                                                                                      -------------
FOREIGN BONDS - 18.11%++
     160,000  Air Canada (Euro)                                                             10.25          3/15/11           87,540
     195,000  Asian Development Bank                                                         6.75          6/11/07          220,755
     250,000  Banque Cent De Tunisie                                                         7.38          4/25/12          259,063
      35,000  Barclays Bank plc                                                              7.40         12/15/09           40,437
     167,000  Belgium Kingdom Series 35                                                      5.75          9/28/10          180,090
     160,000  Biovail Corporation                                                            7.88           4/1/10          166,000
     354,000  Bonos Y Oblig Del Estado                                                       5.15          7/30/09          371,877
     180,000  British Columbia Province                                                      5.38         10/29/08          193,185
      75,000  British Telecommunications plc                                                 7.88         12/15/05           83,080
     562,000  Bundesrepublic Deutschland Series 00                                           5.25           7/4/10          591,652
     459,000  Buoni Poliennali Del Tes (Euro)                                                5.25           8/1/11          480,538
     529,000  Canadian Government (Canadian Dollar)                                          5.50           6/1/09          352,039
     150,000  Canadian Occidental Petroleum                                                  7.13           2/4/04          156,619
     295,000  Colt Telecom Group plc                                                         7.63         12/15/09          155,532
     130,000  Corus Entertainment Incorporated                                               8.75           3/1/12          137,475
      75,000  Diageo Capital plc                                                             6.63          6/24/04           79,874
     275,000  European Investment Bank Series DTC                                            4.88           9/6/06          289,810
     300,000  Flextronics International Limited (Euro)                                       9.75           7/1/10          307,383
     623,000  France - Government                                                            4.00         10/25/09          606,963
      75,000  Globe Telecom                                                                  9.75          4/15/12           76,875
      97,000  Hellenic Republic (Euro)                                                       6.50          1/11/14          110,136
     135,000  HSBC Holding plc                                                               7.50          7/15/09          156,128
     185,000  Huntsman International LLC (Euro)                                             10.13           7/1/09          149,066
      80,000  Inter-American Development Bank                                                4.38          9/20/12           78,520
     250,000  Inter-American Development Bank MTN Series E                                   4.00          1/18/05          258,905
     205,000  Intrawest Corporation                                                         10.50           2/1/10          211,150
  68,150,000  Japan - Government Series 206 (Japanese Yen)                                   1.50          9/22/08          586,976
     250,000  Malaysia                                                                       8.75           6/1/09          301,426
     130,000  Manitoba Province Series EM                                                    7.50          2/22/10          155,867

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
FOREIGN BONDS (continued)
$     60,000  Methanex Corporation                                                           8.75%         8/15/12    $      64,200
     155,000  National Westminster Bank                                                      7.38          10/1/09          178,392
     130,000  Norske Skog Canada                                                             8.63          6/15/11          133,575
     140,000  Ontario Province                                                               5.50          10/1/08          150,958
     250,000  People's Republic of China                                                     7.30         12/15/08          289,608
     170,000  Poland                                                                         7.13           7/1/04          182,325
     140,000  Quebec Province                                                                5.75          2/15/09          151,644
     250,000  Republic of Chile                                                              6.88          4/28/09          268,317
     220,000  Republic of Italy                                                              3.63          9/14/07          219,656
     250,000  Republic of Korea                                                              8.88          4/15/08          303,500
     250,000  Republic of Panama                                                             8.25          4/22/08          255,625
     375,000  Republic of Philippines                                                        8.38          3/12/09          373,125
     290,000  Republic of Poland                                                             6.25           7/3/12          313,925
     250,000  Republic of South Africa                                                       9.13          5/19/09          293,125
     230,000  Republic of Turkey                                                            11.88          11/5/04          251,275
     300,000  Rogers Wireless Communications Incorporated                                    8.80          10/1/07          258,000
     310,000  Russel Metals Incorporated                                                    10.00           6/1/09          327,050
     500,000  Russian Federation+                                                           10.00          6/26/07          570,000
     225,000  Teekay Shipping Corporation                                                    8.88          7/15/11          232,031
      75,000  Tembec Industries Incorporated                                                 8.63          6/30/09           77,625
     220,000  TFM SA DE CV+                                                                 12.50          6/15/12          217,800
     250,000  TM Group Holdings                                                             11.00          5/15/08          253,750
     105,000  Triton Energy Limited                                                          8.88          10/1/07          117,075
     123,000  United Kingdom - Treasury (British Pound)                                      7.25          12/7/07          214,403
     250,000  United Mexican States                                                          8.63          3/12/08          282,625
     275,000  Western Oil Sands Incorporated                                                 8.38           5/1/12          277,750
     280,000  World Bank                                                                     4.00          1/10/05          289,883
      60,000  World Bank                                                                     7.63          1/19/23           72,844

TOTAL FOREIGN BONDS (COST $13,001,230)                                                                                   13,465,047
                                                                                                                      -------------
US GOVERNMENT AGENCY SECURITIES - 16.66%

FEDERAL FARM CREDIT BANK - 0.98%
     710,000  FFCB                                                                           3.88         12/15/04          732,052
                                                                                                                      -------------
FEDERAL HOME LOAN BANK - 0.98%
     700,000  FHLB Series 180                                                                5.38           1/5/04          728,032
                                                                                                                      -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.36%
     425,000  FHLMC                                                                          5.75          3/15/09          463,545
     250,000  FHLMC TBA 12/17/2002?                                                          5.50         12/15/17          256,094
     500,000  FHLMC TBA 12/12/2002?                                                          6.00          7/15/22          511,986
      21,553  FHLMC #C00922                                                                  8.00           2/1/30           23,016
     189,370  FHLMC #C01187                                                                  7.50           5/1/31          200,018
     169,640  FHLMC #C59553                                                                  7.50          11/1/31          179,190
     119,892  FHLMC #C61720                                                                  6.00          12/1/31          122,767

                                                                                                                          1,756,616
                                                                                                                      -------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.63%
$    430,000  FNMA                                                                           5.25%         4/15/07    $     460,316
     500,000  FNMA TBA 1/21/2003?                                                            5.50          4/15/09          512,924
     310,000  FNMA                                                                           6.00          5/15/11          339,226
     485,000  FNMA TBA 12/17/2002?                                                           5.00         10/28/17          489,677
     635,000  FNMA TBA 12/12/2002?                                                           6.00           9/1/28          649,628
     160,000  FNMA                                                                           7.13          1/15/30          191,022
      21,349  FNMA #253667                                                                   7.50           2/1/16           22,696
      64,410  FNMA #253881                                                                   7.00           7/1/16           68,173
      67,431  FNMA #254140                                                                   5.50           1/1/17           69,168
      62,229  FNMA #254141                                                                   6.00           1/1/17           64,659
     210,246  FNMA #323791                                                                   6.00           6/1/14          219,300
     491,891  FNMA #411023                                                                   6.50           3/1/13          517,950
     212,070  FNMA #486852                                                                   6.50           3/1/29          219,366
     414,060  FNMA #513615                                                                   7.50           9/1/29          437,844
     313,570  FNMA #533381                                                                   8.00           3/1/30          335,474
      37,338  FNMA #535633                                                                   5.50          12/1/14           38,631
     136,450  FNMA #545149+/-                                                                6.00           8/1/16          141,779
     807,755  FNMA #545814                                                                   6.50           8/1/32          834,755
     460,388  FNMA #589081                                                                   6.50           8/1/31          475,770
     320,956  FNMA #625185                                                                   6.50           2/1/32          331,680

                                                                                                                          6,420,038
                                                                                                                      -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.54%
     120,184  GNMA #3028                                                                     8.00          1/20/31          128,184
     114,050  GNMA #3041                                                                     7.50          2/20/31          121,064
     257,297  GNMA #3108                                                                     7.00          7/20/31          269,253
     235,312  GNMA #346995                                                                   6.00          6/15/29          242,530
     452,582  GNMA #486958                                                                   6.50          2/15/29          471,265
      45,579  GNMA #509956                                                                   7.00          6/15/29           47,934
      44,290  GNMA #516121                                                                   7.50         12/15/29           47,116
     513,580  GNMA #550871                                                                   6.50          9/15/31          534,407
     380,293  GNMA #563382                                                                   7.00         11/15/31          399,568
      13,075  GNMA #565000+/-                                                                7.00         10/15/31           13,738
     339,413  GNMA #781123                                                                   7.00         12/15/29          356,949

                                                                                                                          2,632,008
                                                                                                                      -------------
TENNESSEE VALLEY AUTHORITY - 0.17%
     115,000  TVA Series E                                                                   6.75          11/1/25          129,931
                                                                                                                      -------------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $12,119,603)                                                                 12,398,677
                                                                                                                      -------------
US TREASURY SECURITIES - 17.92%

US TREASURY BONDS - 2.79%
     290,000  US Treasury Bonds                                                              7.25          5/15/16          359,101
     437,000  US Treasury Bonds                                                              8.00         11/15/21          586,706
   1,075,000  US Treasury Bonds                                                              5.38          2/15/31        1,127,994

                                                                                                                          2,073,801
                                                                                                                      -------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
US TREASURY NOTES - 15.13%
$  5,050,000  US Treasury Notes                                                              3.00%         2/29/04    $   5,133,840
   2,115,000  US Treasury Notes                                                              6.50          8/15/05        2,341,618
   1,050,000  US Treasury Notes                                                              3.50         11/15/06        1,070,877
   1,060,000  US Treasury Notes                                                              6.00          8/15/09        1,197,344
   1,430,000  US Treasury Notes                                                              4.88          2/15/12        1,504,851

                                                                                                                         11,248,530
                                                                                                                      -------------

TOTAL US TREASURY SECURITIES (COST $13,010,888)                                                                          13,322,331
                                                                                                                      -------------

SHARES
SHORT-TERM INVESTMENTS - 0.31%
     231,113  Wells Fargo Money Market Trust~                                                                               231,113
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $231,113)                                                                                231,113
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $75,143,757)*                                 102.11%                                                           $  75,937,207
Other Assets and Liabilities, Net                    (2.11)                                                              (1,569,906)
                                                    ------                                                            -------------
TOTAL NET ASSETS                                    100.00%                                                           $  74,367,301
                                                    ======                                                            =============

#    THIS SECURITY IS CURRENTLY IN DEFAULT AS OF NOVEMBER 30, 2002.
++ FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/-  VARIABLE RATE SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
?    WHEN ISSUED SECURITIES, TOTAL COST $2,414,227.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     Gross Unrealized Appreciation                               $  2,704,169
     Gross Unrealized Depreciation                                 (1,910,719)
                                                                 ------------
     NET UNREALIZED APPRECIATION                                 $    793,450

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   INTERMEDIATE GOVERNMENT INCOME FUND

PRINCIPAL     SECURITY NAME                                              INTEREST RATE   MATURITY DATE      VALUE
US GOVERNMENT AGENCY SECURITIES - 57.13%

FEDERAL HOME LOAN BANK - 10.32%
$  3,000,000  FHLB MTN                                                         6.32%         6/28/05    $   3,275,943
  30,000,000  FHLB Series 3W08                                                 5.50          8/15/08       32,340,060
  20,000,000  FHLB Series 8K05                                                 7.25          5/13/05       22,279,300
   7,000,000  FHLB Series DV11                                                 6.43         12/12/11        7,894,103
   1,000,000  FHLB Series EY05                                                 6.15         11/28/05        1,096,347
   1,000,000  FHLB Series LL05                                                 7.32          4/21/05        1,112,985
  10,000,000  FHLB Series TD06                                                 6.50         11/15/06       11,153,890

                                                                                                           79,152,628
                                                                                                        -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.84%
   4,000,000  FHLMC                                                            8.07          1/27/05        4,484,624
  12,000,000  FHLMC                                                            7.00          7/15/05       13,316,820
   5,000,000  FHLMC                                                            7.10          4/10/07        5,752,125
     244,727  FHLMC                                                            6.50           7/1/08          258,969
   8,000,000  FHLMC                                                            6.63          9/15/09        9,120,088
  10,000,000  FHLMC                                                            5.75          1/15/12       10,760,100
   8,560,000  FHLMC TBA 12/17/2002?                                            5.50         12/15/17        8,768,650
  29,155,000  FHLMC TBA 12/12/2002?                                            6.00          7/15/22       29,853,934
   9,557,752  FHLMC #C01345                                                    7.00           4/1/32        9,972,921
   6,208,101  FHLMC #C22339                                                    6.50           2/1/29        6,427,589
   3,152,430  FHLMC #C31808                                                    7.50          10/1/29        3,331,567
   5,238,144  FHLMC #C59553                                                    7.50          11/1/31        5,533,067
  10,158,313  FHLMC #C65086                                                    7.50           3/1/32       10,729,718
   7,425,948  FHLMC #C65576                                                    7.50           4/1/32        7,843,657
  14,646,182  FHLMC #E00659                                                    6.00           4/1/14       15,290,497
   2,419,338  FHLMC #E00870                                                    7.00           8/1/15        2,559,768
     448,888  FHLMC #G00683                                                    8.50          12/1/25          485,253

                                                                                                          144,489,347
                                                                                                        -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.52%
   8,500,000  FNMA                                                             7.13          2/15/05        9,356,758
  17,000,000  FNMA                                                             6.63         10/15/07       19,208,046
  20,000,000  FNMA                                                             6.00          5/15/08       22,066,800
  16,275,000  FNMA TBA 1/21/2003?                                              5.50          4/15/09       16,695,676
  15,665,000  FNMA TBA 12/17/2002?                                             5.00         10/28/17       15,816,058
     189,426  FNMA #190705                                                     6.50           3/1/09          200,533
     310,787  FNMA #250410                                                     7.50          12/1/25          330,463
   3,269,737  FNMA #253057                                                     8.00          12/1/29        3,512,449
   1,307,265  FNMA #253266                                                     8.00           5/1/30        1,397,766
   8,397,949  FNMA #254190                                                     5.50           2/1/09        8,651,012
   7,028,962  FNMA #254218                                                     7.00           2/1/32        7,338,524
   2,406,347  FNMA #254223                                                     7.50           2/1/32        2,543,151
   1,867,502  FNMA #417768                                                     6.50           3/1/28        1,931,761
   5,561,751  FNMA #429182                                                     6.50           5/1/28        5,753,126
   2,637,109  FNMA #520842                                                     8.00          11/1/29        2,826,509

PRINCIPAL     SECURITY NAME                                              INTEREST RATE   MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  4,681,498  FNMA #545026                                                     6.50%          6/1/16    $   4,912,329
  16,970,672  FNMA #545814                                                     6.50           8/1/32       17,537,933
   5,335,145  FNMA #584829                                                     6.00           5/1/16        5,543,509
   4,969,721  FNMA #589081                                                     6.50           8/1/31        5,135,764
   5,788,698  FNMA #607067                                                     6.00          11/1/16        6,014,775
  14,360,295  FNMA #617707                                                     6.00           5/1/32       14,691,098
   1,150,389  FNMA #70765                                                      9.00           3/1/21        1,278,596

                                                                                                          172,742,636
                                                                                                        -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.73%
     680,700  GNMA                                                             9.00          6/15/21          754,676
   4,182,221  GNMA                                                             7.00          9/15/28        4,404,820
     208,917  GNMA #1580                                                      10.00          3/20/21          236,122
     190,284  GNMA #1616                                                      10.00          5/20/21          215,063
      98,717  GNMA #2025                                                       7.00          5/20/10          105,381
   3,586,454  GNMA #2824                                                       7.00         10/20/29        3,756,591
   4,238,439  GNMA #417290                                                     7.00          3/15/26        4,475,753
   1,950,164  GNMA #467791                                                     7.50          4/15/28        2,076,558
   3,146,958  GNMA #486958                                                     6.50          2/15/29        3,276,864
   4,614,107  GNMA #491192                                                     7.00          2/15/29        4,852,495
   6,199,560  GNMA #563382                                                     7.00         11/15/31        6,513,791
   5,369,561  GNMA #781123                                                     7.00         12/15/29        5,646,979

                                                                                                           36,315,093
                                                                                                        -------------
STUDENT LOAN MARKETING ASSOCIATION - 0.15%
   1,000,000  SLMA Series MTN                                                  9.15          12/1/04        1,133,313
                                                                                                        -------------
TENNESSEE VALLEY AUTHORITY - 0.57%
   4,000,000  TVA Series A                                                     6.38          6/15/05        4,356,988
                                                                                                        -------------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $423,373,350)                                                 438,190,005
                                                                                                        -------------
US TREASURY SECURITIES - 40.70%

US TREASURY BONDS - 19.74%
   4,000,000  US Treasury Bonds                                               12.38          5/15/04        4,606,092
   9,400,000  US Treasury Bonds                                               11.63         11/15/04       11,110,725
   3,100,000  US Treasury Bonds                                                9.38          2/15/06        3,735,742
  14,000,000  US Treasury Bonds                                               12.75         11/15/10       17,955,000
  14,500,000  US Treasury Bonds                                               12.00          8/15/13       20,701,012
   6,000,000  US Treasury Bonds                                               12.50          8/15/14        9,017,814
  10,000,000  US Treasury Bonds                                               11.25          2/15/15       16,171,090
   9,500,000  US Treasury Bonds                                                9.13          5/15/18       13,759,040
  17,000,000  US Treasury Bonds                                                8.13          8/15/19       22,835,777
   5,000,000  US Treasury Bonds                                                7.13          2/15/23        6,200,195
  18,000,000  US Treasury Bonds                                                6.50         11/15/26       21,090,240
   4,000,000  US Treasury Bonds                                                5.38          2/15/31        4,197,188

                                                                                                          151,379,915
                                                                                                        -------------

PRINCIPAL     SECURITY NAME                                              INTEREST RATE   MATURITY DATE      VALUE
US TREASURY NOTES - 20.96%
$ 23,000,000  US Treasury Notes                                                5.88%         2/15/04    $  24,169,757
  28,000,000  US Treasury Notes                                                7.25          5/15/04       30,201,724
  11,000,000  US Treasury Notes                                                7.25          8/15/04       11,983,983
  21,200,000  US Treasury Notes                                                7.88         11/15/04       23,548,557
   9,500,000  US Treasury Notes                                                7.50          2/15/05       10,587,674
  35,500,000  US Treasury Notes                                                7.00          7/15/06       40,531,025
  17,000,000  US Treasury Notes                                                6.50          2/15/10       19,741,250
                                                                                                        -------------

                                                                                                          160,763,970
                                                                                                        -------------

TOTAL US TREASURY SECURITIES (COST $300,233,687)                                                          312,143,885
                                                                                                        -------------

SHARES
SHORT-TERM INVESTMENTS - 10.30%
  79,010,990  Wells Fargo Government Money Market Fund~                                                    79,010,990

TOTAL SHORT-TERM INVESTMENTS (COST $79,010,990)                                                            79,010,990
                                                                                                        -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $802,618,027)*                                           108.13%                                  $ 829,344,880
Other Assets and Liabilities, Net                               (8.13)                                    (62,362,698)
                                                               ------                                   -------------
TOTAL NET ASSETS                                               100.00%                                  $ 766,982,182
                                                               ======                                   =============

?    WHEN ISSUED SECURITIES, TOTAL COST $70,849,106.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     Gross Unrealized Appreciation                               $  28,533,828
     Gross Unrealized Depreciation                                  (1,806,975)
                                                                 -------------
     NET UNREALIZED APPRECIATION                                 $  26,726,853

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIMITED TERM GOVERNMENT INCOME FUND

PRINCIPAL     SECURITY NAME                                              INTEREST RATE   MATURITY DATE      VALUE
US GOVERNMENT AGENCY SECURITIES - 63.63%

FEDERAL HOME LOAN BANK - 3.81%
$  9,000,000  FHLB Series NY03                                                 6.88%         8/15/03    $   9,349,938

FEDERAL HOME LOAN MORTGAGE CORPORATION - 20.40%
   7,000,000  FHLMC                                                            7.00          7/15/05        7,768,145
   1,500,000  FHLMC                                                            5.13         10/15/08        1,593,485
   3,000,000  FHLMC                                                            6.63          9/15/09        3,420,033
   8,500,000  FHLMC                                                            6.88          9/15/10        9,829,349
   2,400,000  FHLMC TBA 12/17/2002?                                            5.50         12/15/17        2,458,500
   9,500,000  FHLMC TBA 12/12/2002?                                            6.00          7/15/22        9,727,744
       2,598  FHLMC #845410+/-                                                 5.51           7/1/23            2,659
       1,662  FHLMC #845613+/-                                                 6.16           1/1/24            1,712
   2,874,598  FHLMC #C00894                                                    6.50          12/1/29        2,974,508
     792,976  FHLMC #C01034                                                    8.00           8/1/30          846,278
   3,185,917  FHLMC #C01345                                                    7.00           4/1/32        3,324,307
   1,597,892  FHLMC #C59553                                                    7.50          11/1/31        1,687,858
   2,539,578  FHLMC #C65086                                                    7.50           3/1/32        2,682,430
   3,515,756  FHLMC #C65576                                                    7.50           4/1/32        3,713,517

                                                                                                           50,030,525
                                                                                                        -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.16%
  10,000,000  FNMA                                                             5.75          6/15/05       10,778,940
   5,500,000  FNMA                                                             5.00          1/15/07        5,836,204
   5,000,000  FNMA                                                             6.00          5/15/08        5,516,700
   4,800,000  FNMA TBA 1/21/2003?                                              5.50          4/15/09        4,924,070
   4,800,000  FNMA TBA 12/17/2002?                                             5.00         10/28/17        4,846,286
   4,120,681  FNMA #254190                                                     5.50           2/1/09        4,244,854
   5,623,170  FNMA #254218                                                     7.00           2/1/32        5,870,820
   2,406,347  FNMA #254223                                                     7.50           2/1/32        2,543,151
   5,006,161  FNMA #254243                                                     6.00           2/1/09        5,158,579
     882,286  FNMA #313644                                                     7.00           8/1/27          923,641
   1,841,431  FNMA #401770                                                     6.50          10/1/27        1,907,268
   1,579,162  FNMA #488341                                                     6.50           4/1/29        1,632,010
   2,112,872  FNMA #524356                                                     7.50          12/1/29        2,234,238
   2,929,132  FNMA #535300                                                     6.50           5/1/30        3,027,158
   1,157,667  FNMA #545026                                                     6.50           6/1/16        1,214,749
   5,489,996  FNMA #545814                                                     6.50           8/1/32        5,673,504
   1,151,577  FNMA #584829                                                     6.00           5/1/16        1,196,552
   6,223,456  FNMA #589081                                                     6.50           8/1/31        6,431,387
   2,819,825  FNMA #607067                                                     6.00          11/1/16        2,929,953
   6,701,471  FNMA #617707                                                     6.00           5/1/32        6,855,846
       3,533  FNMA Series G93-19 Class FJ+/-                                   3.50          4/25/23            3,469

                                                                                                           83,749,379
                                                                                                        -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.26%
      59,568  GNMA #157247                                                     9.50          5/20/16           66,475
     709,750  GNMA #22036                                                      8.00          7/20/25          764,077

PRINCIPAL     SECURITY NAME                                              INTEREST RATE   MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$  3,053,998  GNMA #417290                                                     7.00%         3/15/26    $   3,224,995
     312,492  GNMA #417389                                                     7.00          5/15/26          329,989
     457,124  GNMA #423779                                                     7.00          5/15/26          482,719
   1,784,429  GNMA #434661                                                     7.50          1/15/30        1,896,646
   1,239,472  GNMA #486958                                                     6.50          2/15/29        1,290,637
   1,287,658  GNMA #491192                                                     7.00          2/15/29        1,354,185
   3,312,564  GNMA #543703                                                     7.00         11/15/30        3,481,600

                                                                                                           12,891,323
                                                                                                        -------------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $151,617,973)                                                 156,021,165
                                                                                                        -------------
US TREASURY SECURITIES - 30.49%

US TREASURY BONDS - 1.49%
   3,000,000  US Treasury Bonds                                               10.75          8/15/05        3,652,032
                                                                                                        -------------
US TREASURY NOTES - 29.00%
   2,000,000  US Treasury Notes                                                7.25          5/15/04        2,157,266
  24,500,000  US Treasury Notes                                                7.88         11/15/04       27,214,135
   5,000,000  US Treasury Notes                                                6.75          5/15/05        5,527,735
   4,000,000  US Treasury Notes                                                6.88          5/15/06        4,537,500
  13,700,000  US Treasury Notes                                                7.00          7/15/06       15,641,550
   6,000,000  US Treasury Notes                                                6.13          8/15/07        6,753,984
   8,000,000  US Treasury Notes                                                6.50          2/15/10        9,290,000

                                                                                                           71,122,170
                                                                                                        -------------
TOTAL US TREASURY SECURITIES (COST $72,197,549)                                                            74,774,202
                                                                                                        -------------

SHARES
SHORT-TERM INVESTMENTS - 13.79%
  33,810,511  Wells Fargo Government Money Market Fund~                                                    33,810,511

TOTAL SHORT-TERM INVESTMENTS (COST $33,810,511)                                                            33,810,511
                                                                                                        -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $257,626,033)*                                           107.91%                                  $ 264,605,878
Other Assets and Liabilities, Net                               (7.91)                                    (19,396,876)
                                                               ------                                   -------------
TOTAL NET ASSETS                                               100.00%                                  $ 245,209,002
                                                               ======                                   =============

#    WHEN ISSUED SECURITIES, TOTAL COST $21,866,937.
+/-  VARIABLE RATE SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     Gross Unrealized Appreciation                                $  7,379,876
     Gross Unrealized Depreciation                                    (400,031)
                                                                  ------------
     NET UNREALIZED APPRECIATION                                  $  6,979,845

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STABLE INCOME FUND

FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                          VALUE
   N/A        Wells Fargo Stable Income Portfolio                                                       $ 534,558,999

TOTAL INVESTMENT IN CORE PORTFOLIO (99.40%) (COST $531,996,014)                                           534,558,999
                                                                                                        -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $531,996,014)*                                                       99.40%                       $ 534,558,999
Other Assets and Liabilities, Net                                           0.60                            3,164,780
                                                                          ------                        -------------
TOTAL NET ASSETS                                                          100.00%                       $ 537,723,779
                                                                          ======                        =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TACTICAL MATURITY BOND FUND

FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                          VALUE
    N/A       Wells Fargo Tactical Maturity Bond Portfolio                                              $  10,776,937

TOTAL INVESTMENT IN CORE PORTFOLIO (95.86%) (COST $10,779,282)                                             10,776,937
                                                                                                        -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $10,779,282)*                                                        95.86%                       $  10,776,937
Other Assets and Liabilities, Net                                           4.14                              465,680
                                                                          ------                        -------------
TOTAL NET ASSETS                                                          100.00%                       $  11,242,617
                                                                          ======                        =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INCOME FUNDS                               STATEMENTS OF ASSETS & LIABILITIES --
                                                   NOVEMBER 30, 2002 (UNAUDITED)

                                                                            DIVERSIFIED        HIGH YIELD
                                                                                   BOND              BOND
---------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)                       $  367,873,564    $   14,998,042
   Repurchase Agreements                                                              0        10,000,000
                                                                         --------------    --------------
   Total Investments at Market Value                                     $  367,873,564    $   24,998,042
   Cash                                                                               0             2,937
   Collateral for securities loaned                                                   0                 0
   Receivable for dividends, interest and other receivables                           0               722
   Receivable for investments sold                                                    0                 0
   Receivable for Fund shares issued                                            616,230                 0
   Prepaid expenses and other assets                                                  0                 0
                                                                         --------------    --------------
TOTAL ASSETS                                                                368,489,794        25,001,701
                                                                         --------------    --------------
LIABILITIES
   Payable for investment purchased                                                   0                 0
   Payable for securities loaned                                                      0                 0
   Depreciation on forward currency contracts                                         0                 0
   Dividends payable                                                                  0               125
   Payable for Fund shares redeemed                                                   0                 0
   Payable to investment advisor and affiliates                                  65,274               840
   Payable to other related parties                                                   0                 0
   Accrued expenses and other liabilities                                        81,484               736
                                                                         --------------    --------------
TOTAL LIABILITIES                                                               146,758             1,701
                                                                         --------------    --------------
TOTAL NET ASSETS                                                         $  368,343,036    $   25,000,000
                                                                         --------------    --------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
   Paid-in capital                                                       $  364,602,317    $   25,000,000
   Undistributed net investment income (loss)                                   277,121                 0
   Undistributed net realized loss on investments                            (2,574,815)                0
   Net unrealized appreciation (depreciation) of investments                  5,828,604                 0
   Net unrealized appreciation (depreciation) of foreign currency                     0                 0
   Net unrealized appreciation (depreciation) of futures                        262,069                 0
   Net unrealized appreciation (depreciation) of Swap Contracts                 (52,260)                0
                                                                         --------------    --------------
TOTAL NET ASSETS                                                         $  368,343,036    $   25,000,000
                                                                         --------------    --------------

AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------
   Net assets - Class A                                                             N/A    $   24,980,000
   Shares outstanding - Class A                                                     N/A         2,498,000
   Net asset value per share - Class A                                              N/A    $        10.00
   Maximum offering price per share - Class A                                       N/A    $        10.47(1)
   Net assets - Class B                                                             N/A    $       10,000
   Shares outstanding - Class B                                                     N/A             1,000
   Net asset value and offering price per share - Class B                           N/A    $        10.00
   Net assets - Class C                                                             N/A    $       10,000
   Shares outstanding - Class C                                                     N/A             1,000
   Net asset value per share - Class C                                              N/A    $        10.00
   Maximum offering price per share - Class C                                       N/A    $        10.10(3)
   Net assets - Institutional Class                                      $  368,343,036               N/A
   Shares outstanding - Institutional Class                                  14,276,076               N/A
   Net asset value and offering price per share - Institutional Class    $        25.80               N/A
                                                                         --------------    --------------
INVESTMENTS AT COST (NOTE 2)                                             $  362,044,960    $   24,998,042
                                                                         --------------    --------------
SECURITIES ON LOAN, AT MARKET VALUE                                      $            0    $            0
                                                                         --------------    --------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/99 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                                                                                                      INCOME
                                                                                 INCOME                 PLUS
------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)                       $  509,825,480       $   75,937,207
   Repurchase Agreements                                                              0                    0
                                                                         --------------       --------------
   Total Investments at Market Value                                     $  509,825,480       $   75,937,207
   Cash                                                                               0                    0
   Collateral for securities loaned                                         193,519,137           21,623,791
   Receivable for dividends, interest and other receivables                   5,356,527            1,308,686
   Receivable for investments sold                                           10,532,057            1,451,894
   Receivable for Fund shares issued                                          1,079,814               31,098
   Prepaid expenses and other assets                                                  0                    0
                                                                         --------------       --------------
TOTAL ASSETS                                                                720,313,015          100,352,676
                                                                         --------------       --------------
LIABILITIES
   Payable for investment purchased                                          48,749,362            4,062,213
   Payable for securities loaned                                            193,519,137           21,623,791
   Depreciation on forward currency contracts                                         0               47,831
   Dividends payable                                                          1,990,298                    0
   Payable for Fund shares redeemed                                             200,154               91,062
   Payable to investment advisor and affiliates                                 240,674               33,831
   Payable to other related parties                                              18,782               33,998
   Accrued expenses and other liabilities                                       201,835               92,649
                                                                         --------------       --------------
TOTAL LIABILITIES                                                           244,920,242           25,985,375
                                                                         --------------       --------------
TOTAL NET ASSETS                                                         $  475,392,773       $   74,367,301
                                                                         --------------       --------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
   Paid-in capital                                                       $  501,941,426       $   82,551,480
   Undistributed net investment income (loss)                                (4,236,643)            (233,668)
   Undistributed net realized loss on investments                           (32,945,042)          (8,700,499)
   Net unrealized appreciation (depreciation) of investments                 10,633,032              793,450
   Net unrealized appreciation (depreciation) of foreign currency                     0              (43,462)
   Net unrealized appreciation (depreciation) of futures                              0                    0
   Net unrealized appreciation (depreciation) of Swap Contracts                       0                    0
                                                                         --------------       --------------
TOTAL NET ASSETS                                                         $  475,392,773       $   74,367,301
                                                                         --------------       --------------

AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------
   Net assets - Class A                                                  $   37,876,018       $   19,783,832
   Shares outstanding - Class A                                               4,009,380            1,835,566
   Net asset value per share - Class A                                   $         9.45       $        10.78
   Maximum offering price per share - Class A                            $         9.90(1)    $        11.29(1)
   Net assets - Class B                                                  $   18,404,385       $   46,155,803
   Shares outstanding - Class B                                               1,950,459            4,280,601
   Net asset value and offering price per share - Class B                $         9.44       $        10.78
   Net assets - Class C                                                             N/A       $    8,427,666
   Shares outstanding - Class C                                                     N/A              781,716
   Net asset value per share - Class C                                              N/A       $        10.78
   Maximum offering price per share - Class C                                       N/A       $        10.89(3)
   Net assets - Institutional Class                                      $  419,112,370                  N/A
   Shares outstanding - Institutional Class                                  44,429,775                  N/A
   Net asset value and offering price per share - Institutional Class    $         9.43                  N/A
                                                                         --------------       --------------
INVESTMENTS AT COST (NOTE 2)                                             $  499,192,448       $   75,143,757
                                                                         --------------       --------------
SECURITIES ON LOAN, AT MARKET VALUE                                      $  190,985,558       $   21,504,938
                                                                         --------------       --------------

                                                                              INTERMEDIATE            LIMITED TERM
                                                                         GOVERNMENT INCOME       GOVERNMENT INCOME
------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)                       $     829,344,880       $     264,605,878
   Repurchase Agreements                                                                 0                       0
                                                                         -----------------       -----------------
   Total Investments at Market Value                                     $     829,344,880       $     264,605,878
   Cash                                                                             50,005                  50,003
   Collateral for securities loaned                                             67,567,719              39,289,186
   Receivable for dividends, interest and other receivables                      7,691,324               2,261,157
   Receivable for investments sold                                              15,371,484               4,611,445
   Receivable for Fund shares issued                                             2,235,374               1,116,270
   Prepaid expenses and other assets                                                     0                       0
                                                                         -----------------       -----------------
TOTAL ASSETS                                                                   922,260,786             311,933,939
                                                                         -----------------       -----------------
LIABILITIES
   Payable for investment purchased                                             86,074,108              26,436,438
   Payable for securities loaned                                                67,567,719              39,289,186
   Depreciation on forward currency contracts                                            0                       0
   Dividends payable                                                                     0                 691,713
   Payable for Fund shares redeemed                                                866,246                   7,121
   Payable to investment advisor and affiliates                                    391,829                 119,133
   Payable to other related parties                                                 68,534                  22,020
   Accrued expenses and other liabilities                                          310,168                 159,326
                                                                         -----------------       -----------------
TOTAL LIABILITIES                                                              155,278,604              66,724,937
                                                                         -----------------       -----------------
TOTAL NET ASSETS                                                         $     766,982,182       $     245,209,002
                                                                         -----------------       -----------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
   Paid-in capital                                                       $     787,922,490       $     253,917,923
   Undistributed net investment income (loss)                                   (9,742,905)                 (5,024)
   Undistributed net realized loss on investments                              (37,924,256)            (15,683,742)
   Net unrealized appreciation (depreciation) of investments                    26,726,853               6,979,845
   Net unrealized appreciation (depreciation) of foreign currency                        0                       0
   Net unrealized appreciation (depreciation) of futures                                 0                       0
   Net unrealized appreciation (depreciation) of Swap Contracts                          0                       0
                                                                         -----------------       -----------------
TOTAL NET ASSETS                                                         $     766,982,182       $     245,209,002
                                                                         -----------------       -----------------

AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------
   Net assets - Class A                                                  $     196,560,975       $      73,301,250
   Shares outstanding - Class A                                                 17,155,551               7,172,545
   Net asset value per share - Class A                                   $           11.46       $           10.22
   Maximum offering price per share - Class A                            $           12.00(1)    $           10.70(1)
   Net assets - Class B                                                  $      79,550,369       $      34,634,435
   Shares outstanding - Class B                                                  6,954,227               3,388,296
   Net asset value and offering price per share - Class B                $           11.44       $           10.22
   Net assets - Class C                                                  $      27,158,581                     N/A
   Shares outstanding - Class C                                                  2,377,425                     N/A
   Net asset value per share - Class C                                   $           11.42                     N/A
   Maximum offering price per share - Class C                            $           11.54(3)                  N/A
   Net assets - Institutional Class                                      $     463,712,257       $     137,273,317
   Shares outstanding - Institutional Class                                     40,445,560              13,693,813
   Net asset value and offering price per share - Institutional Class    $           11.47       $           10.02
                                                                         -----------------       -----------------
INVESTMENTS AT COST (NOTE 2)                                             $     802,618,027       $     257,626,033
                                                                         -----------------       -----------------
SECURITIES ON LOAN, AT MARKET VALUE                                      $      66,116,058       $      38,356,842
                                                                         -----------------       -----------------

                                                                                 STABLE             TACTICAL
                                                                                 INCOME        MATURITY BOND
------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)                       $  534,558,999       $   10,776,937
   Repurchase Agreements                                                              0                    0
                                                                         --------------       --------------
   Total Investments at Market Value                                     $  534,558,999       $   10,776,937
   Cash                                                                               0                    0
   Collateral for securities loaned                                                   0                    0
   Receivable for dividends, interest and other receivables                           0                    0
   Receivable for investments sold                                                    0                    0
   Receivable for Fund shares issued                                          3,439,685              471,820
   Prepaid expenses and other assets                                                  0                    0
                                                                         --------------       --------------
TOTAL ASSETS                                                                537,998,684           11,248,757
                                                                         --------------       --------------
LIABILITIES
   Payable for investment purchased                                                   0                    0
   Payable for securities loaned                                                      0                    0
   Depreciation on forward currency contracts                                         0                    0
   Dividends payable                                                                101                    0
   Payable for Fund shares redeemed                                             114,690                    0
   Payable to investment advisor and affiliates                                  41,780                1,027
   Payable to other related parties                                              21,697                    0
   Accrued expenses and other liabilities                                        96,637                5,113
                                                                         --------------       --------------
TOTAL LIABILITIES                                                               274,905                6,140
                                                                         --------------       --------------
TOTAL NET ASSETS                                                         $  537,723,779       $   11,242,617
                                                                         --------------       --------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
   Paid-in capital                                                       $  541,449,879       $   11,572,660
   Undistributed net investment income (loss)                                   219,854                2,816
   Undistributed net realized loss on investments                            (5,899,013)            (330,514)
   Net unrealized appreciation (depreciation) of investments                  2,562,985               (2,345)
   Net unrealized appreciation (depreciation) of foreign currency                     0                    0
   Net unrealized appreciation (depreciation) of futures                             --                    0
   Net unrealized appreciation (depreciation) of Swap Contracts                (609,926)                   0
                                                                         --------------       --------------
TOTAL NET ASSETS                                                         $  537,723,779       $   11,242,617
                                                                         --------------       --------------

AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------
   Net assets - Class A                                                  $  127,064,842                  N/A
   Shares outstanding - Class A                                              12,250,698                  N/A
   Net asset value per share - Class A                                   $        10.37                  N/A
   Maximum offering price per share - Class A                            $        10.53(2)               N/A
   Net assets - Class B                                                  $   36,919,885                  N/A
   Shares outstanding - Class B                                               3,562,659                  N/A
   Net asset value and offering price per share - Class B                $        10.36                  N/A
   Net assets - Class C                                                             N/A                  N/A
   Shares outstanding - Class C                                                     N/A                  N/A
   Net asset value per share - Class C                                              N/A                  N/A
   Maximum offering price per share - Class C                                       N/A                  N/A
   Net assets - Institutional Class                                      $  373,739,052       $   11,242,617
   Shares outstanding - Institutional Class                                  36,013,067            1,153,877
   Net asset value and offering price per share - Institutional Class    $        10.38       $         9.74
                                                                         --------------       --------------
INVESTMENTS AT COST (NOTE 2)                                             $  531,996,014       $   10,779,282
                                                                         --------------       --------------
SECURITIES ON LOAN, AT MARKET VALUE                                      $            0       $            0
                                                                         --------------       --------------

INCOME FUNDS                      STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS
                                             ENDED NOVEMBER 30, 2002 (UNAUDITED)

                                                                            DIVERSIFIED       HIGH YIELD
                                                                                   BOND             BOND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME(1)
   Interest                                                               $   8,396,619    $       1,701
   Securities lending income                                                     62,236                0
   Net expenses allocated from Core Portfolios                                 (687,653)               0
                                                                          -------------    -------------
TOTAL INVESTMENT INCOME                                                       7,771,202            1,701
                                                                          -------------    -------------
EXPENSES
   Advisory fees                                                                445,320              822
   Administration fees                                                          267,192              206
   Shareholder servicing fees                                                         0              342
   Portfolio accounting fees                                                     15,141              203
   Custody                                                                            0               27
   Transfer agent
    Class A                                                                         N/A               14
    Class B                                                                         N/A                8
    Class C                                                                         N/A                8
    Institutional Class                                                          86,951
   Distribution fees
    Class B                                                                         N/A                0
    Class C                                                                         N/A                0
   Legal and audit fees                                                          17,387              153
   Registration fees                                                             16,902              247
   Directors' fees                                                                1,623               35
   Shareholder reports                                                            8,367               41
   Other                                                                         12,215               28
                                                                          -------------    -------------
TOTAL EXPENSES                                                                  871,098            2,134
                                                                          -------------    -------------
LESS:
   Waived fees and reimbursed expenses                                         (317,815)            (558)
   Net Expenses                                                                 553,283            1,576
                                                                          -------------    -------------
NET INVESTMENT INCOME                                                         7,217,919              125
                                                                          -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from:
    Securities                                                                  620,171                0
    Financial futures transactions allocated from Portfolios                   (698,958)               0
    Foreign currency transactions                                                     0                0
    Securities transactions allocated from Portfolios                                 0                0
                                                                          -------------    -------------
Net Realized Gain (Loss) from Investments                                       (78,787)               0
   Net Change in Unrealized Appreciation (Depreciation) of:
    Securities                                                                1,999,052                0
    Financial futures transactions allocated from Portfolios                    227,238                0
    Foreign currency contracts                                                        0                0
    Securities transactions allocated from Portfolios                                 0                0
    Swap transactions allocated from Portfolios                                 (52,260)               0
                                                                          -------------    -------------
   Net Change in Unrealized Appreciation (Depreciation) of Investments        2,174,030                0
                                                                          -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        2,095,243                0
                                                                          -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $   9,313,162    $         125
                                                                          -------------    -------------

(1) INTEREST, DIVIDEND AND SECURITIES LENDING INCOME INCLUDE AMOUNTS ALLOCATED FROM PORTFOLIOS WHERE APPLICABLE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                             INTERMEDIATE
                                                                                                               GOVERNMENT
                                                                                 INCOME      INCOME PLUS           INCOME
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME(1)
   Interest                                                               $  13,203,223    $   2,494,457    $  17,768,975
   Securities lending income                                                    136,035           16,466           73,927
   Net expenses allocated from Core Portfolios                                      N/A              N/A              N/A
                                                                          -------------    -------------    -------------
TOTAL INVESTMENT INCOME                                                      13,339,258        2,510,923       17,842,902
                                                                          -------------    -------------    -------------
EXPENSES
   Advisory fees                                                              1,260,559          221,735        1,775,461
   Administration fees                                                          381,320           55,445          568,463
   Shareholder servicing fees                                                    70,539           92,390          347,577
   Portfolio accounting fees                                                     47,939           54,393           61,309
   Custody                                                                       50,843            7,393           75,795
   Transfer agent
    Class A                                                                      14,964           10,226          177,279
    Class B                                                                      16,431           44,502           64,711
    Class C                                                                         N/A            5,131            6,990
    Institutional Class                                                         119,286              N/A          134,105
   Distribution fees
    Class B                                                                      67,461          173,420          263,309
    Class C                                                                         N/A           28,951           76,880
   Legal and audit fees                                                          19,860           15,991           11,664
   Registration fees                                                             32,744           17,314           28,428
   Directors' fees                                                                1,623            1,623            1,623
   Shareholder reports                                                           29,581            8,323           41,740
   Other                                                                         22,197            2,752           17,695
                                                                          -------------    -------------    -------------
TOTAL EXPENSES                                                                2,135,347          739,589        3,653,029
                                                                          -------------    -------------    -------------
LESS:
   Waived fees and reimbursed expenses                                         (102,289)        (170,423)        (302,571)
   Net Expenses                                                               2,033,058          569,166        3,350,458
                                                                          -------------    -------------    -------------
NET INVESTMENT INCOME                                                        11,306,200        1,941,757       14,492,444
                                                                          -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from:
    Securities                                                                7,653,503          453,038       10,989,957
    Financial futures transactions allocated from Portfolios                          0                0                0
    Foreign currency transactions                                                     0         (193,649)               0
    Securities transactions allocated from Portfolios                                 0                0                0
                                                                          -------------    -------------    -------------
Net Realized Gain (Loss) from Investments                                     7,653,503          259,389       10,989,957
   Net Change in Unrealized Appreciation (Depreciation) of:
    Securities                                                                  105,353         (401,241)      11,485,896
    Financial futures transactions allocated from Portfolios                          0                0                0
    Foreign currency contracts                                                        0           64,542                0
    Securities transactions allocated from Portfolios                                 0                0                0
    Swap transactions allocated from Portfolios                                       0                0                0
                                                                          -------------    -------------    -------------
   Net Change in Unrealized Appreciation (Depreciation) of Investments          105,353         (336,699)      11,485,896
                                                                          -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        7,758,856          (77,310)      22,475,853
                                                                          -------------    -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  19,065,056    $   1,864,447    $  36,968,297
                                                                          -------------    -------------    -------------

                                                                           LIMITED TERM
                                                                             GOVERNMENT                          TACTICAL
                                                                                 INCOME    STABLE INCOME    MATURITY BOND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (1)
   Interest                                                               $   5,438,196    $   8,127,429    $      75,763
   Securities lending income                                                     16,482           46,525            1,209
   Net expenses allocated from Core Portfolios                                      N/A       (1,236,765)         (11,890)
                                                                          -------------    -------------    -------------
TOTAL INVESTMENT INCOME                                                       5,454,678        6,937,189           65,082
                                                                          -------------    -------------    -------------
EXPENSES
   Advisory fees                                                                540,720                0                0
   Administration fees                                                          175,765          345,733            5,002
   Shareholder servicing fees                                                   114,897          158,097                0
   Portfolio accounting fees                                                     48,096           30,775            9,426
   Custody                                                                       23,435                0                0
   Transfer agent
    Class A                                                                      36,069            7,761              N/A
    Class B                                                                      17,641           12,396              N/A
    Class C                                                                         N/A              N/A              N/A
    Institutional Class                                                          51,856           89,004            5,321
   Distribution fees
    Class B                                                                      91,529          109,520              N/A
    Class C                                                                         N/A              N/A              N/A
   Legal and audit fees                                                          18,848            5,613            7,284
   Registration fees                                                             23,518           26,126            6,547
   Directors' fees                                                                1,623            1,623            1,623
   Shareholder reports                                                           18,921           15,958            4,092
   Other                                                                          1,640           17,945            2,456
                                                                          -------------    -------------    -------------
TOTAL EXPENSES                                                                1,164,558          820,551           41,751
                                                                          -------------    -------------    -------------
LESS:
   Waived fees and reimbursed expenses                                         (129,744)        (301,170)         (33,675)
   Net Expenses                                                               1,034,814          519,381            8,076
                                                                          -------------    -------------    -------------
NET INVESTMENT INCOME                                                         4,419,864        6,417,808           57,006
                                                                          -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from:
    Securities                                                                1,027,525         (570,404)         (12,491)
    Financial futures transactions allocated from Portfolios                          0                0                0
    Foreign currency transactions                                                     0                0                0
    Securities transactions allocated from Portfolios                                 0                0                0
                                                                          -------------    -------------    -------------
Net Realized Gain (Loss) from Investments                                     1,027,525         (570,404)         (12,491)
   Net Change in Unrealized Appreciation (Depreciation) of:
    Securities                                                                2,986,275          367,493          (10,122)
    Financial futures transactions allocated from Portfolios                          0          (42,920)               0
    Foreign currency contracts                                                        0                0                0
    Securities transactions allocated from Portfolios                                 0                0                0
    Swap transactions allocated from Portfolios                                       0         (609,926)               0
                                                                          -------------    -------------    -------------
   Net Change in Unrealized Appreciation (Depreciation) of Investments        2,986,275         (285,353)         (10,122)
                                                                          -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        4,013,800         (855,757)         (22,613)
                                                                          -------------    -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $   8,433,664    $   5,562,051    $      34,393
                                                                          -------------    -------------    -------------

INCOME FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   HIGH YIELD
                                                                      DIVERSIFIED BOND               BOND(4)
                                                            ---------------------------------   ---------------
                                                                (UNAUDITED)                         (UNAUDITED)
                                                                FOR THE SIX           FOR THE           FOR THE
                                                               MONTHS ENDED        YEAR ENDED      PERIOD ENDED
                                                              NOV. 30, 2002      MAY 31, 2002     NOV. 30, 2002
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets                                     $   336,183,498   $   269,121,067   $             0
OPERATIONS:
   Net investment income                                          7,217,919        14,744,519               125
   Net realized gain (loss) on investments                          (78,787)       (1,560,049)                0
   Net change in unrealized appreciation
    (depreciation) of investments                                 2,174,030         2,730,328                 0
                                                            ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                   9,313,162        15,914,798               125
                                                            ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                             N/A               N/A              (125)
    Class B                                                             N/A               N/A               N/A
    Class C                                                             N/A               N/A               N/A
    Institutional Class                                          (7,258,362)      (14,534,700)              N/A
   Net realized gain on sale of investments
    Class A                                                             N/A               N/A               N/A
    Class B                                                             N/A               N/A               N/A
    Class C                                                             N/A               N/A               N/A
    Institutional Class                                                   0        (2,627,388)              N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                                  N/A               N/A        24,980,000
   Reinvestment of dividends - Class A                                  N/A               N/A               N/A
   Cost of shares redeemed - Class A                                    N/A               N/A               N/A
                                                            ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                            N/A               N/A        24,980,000
                                                            ---------------   ---------------   ---------------
   Proceeds from shares sold - Class B                                  N/A               N/A            10,000
   Reinvestment of dividends - Class B                                  N/A               N/A               N/A
   Cost of shares redeemed - Class B                                    N/A               N/A               N/A
                                                            ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                               N/A               N/A            10,000
                                                            ---------------   ---------------   ---------------
   Proceeds from shares sold - Class C                                  N/A               N/A            10,000
   Reinvestment of dividends - Class C                                  N/A               N/A               N/A
   Cost of shares redeemed - Class C                                    N/A               N/A               N/A
                                                            ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                               N/A               N/A            10,000
                                                            ---------------   ---------------   ---------------
   Proceeds from shares sold - Institutional Class               90,244,738       160,569,194                 0
   Reinvestment of dividends - Institutional Class                4,728,381        12,625,689                 0
   Cost of shares redeemed - Institutional Class                (64,868,381)     (104,885,162)                0
                                                            ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                           30,104,738        68,309,721                 0
                                                            ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS                                32,159,538        67,062,431        25,000,000
                                                            ---------------   ---------------   ---------------

NET ASSETS:
---------------------------------------------------------------------------------------------------------------
   Ending net assets                                        $   368,343,036   $   336,183,498   $    25,000,000
SHARES ISSUED AND REDEEMED:
   Shares Sold - Class A                                                N/A               N/A         2,498,000
   Shares issued in reinvestment of dividends - Class A                 N/A               N/A               N/A
   Shares redeemed - Class A                                            N/A               N/A               N/A
                                                            ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                 N/A               N/A         2,498,000
                                                            ---------------   ---------------   ---------------
   Shares Sold - Class B                                                N/A               N/A             1,000
   Shares issued in reinvestment of dividends - Class B                 N/A               N/A               N/A
   Shares redeemed - Class B                                            N/A               N/A               N/A
                                                            ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                 N/A               N/A             1,000
                                                            ---------------   ---------------   ---------------
   Shares Sold - Class C                                                N/A               N/A             1,000
   Shares issued in reinvestment of dividends - Class C                 N/A               N/A               N/A
   Shares redeemed - Class C                                            N/A               N/A               N/A
                                                            ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                 N/A               N/A             1,000
                                                            ---------------   ---------------   ---------------
   Shares Sold - Institutional Class                              3,476,772         6,197,124               N/A
   Shares issued in reinvestment of dividends -
    Institutional Class                                             182,609           489,740               N/A
   Shares redeemed - Institutional Class                         (2,501,394)       (4,047,720)              N/A
                                                            ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                            1,157,987         2,639,144                 0
                                                            ---------------   ---------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                        $       277,121   $       317,564   $            --
                                                            ---------------   ---------------   ---------------

                                                                          INCOME
                                                            ----------------------------------
                                                                (UNAUDITED)
                                                                FOR THE SIX            FOR THE
                                                               MONTHS ENDED         YEAR ENDED
                                                              NOV. 30, 2002       MAY 31, 2002
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets                                     $   528,678,589    $   601,472,077
OPERATIONS:
   Net investment income                                         11,306,200         31,234,771
   Net realized gain (loss) on investments                        7,653,503         (1,697,181)
   Net change in unrealized appreciation
    (depreciation) of investments                                   105,353          7,452,645
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                  19,065,056         36,990,235
                                                            ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                      (1,008,886)        (1,687,240)
    Class B                                                        (403,048)          (784,186)
    Class C                                                             N/A                N/A
    Institutional Class                                         (12,346,904)       (32,022,216)
   Net realized gain on sale of investments
    Class A                                                               0                  0
    Class B                                                               0                  0
    Class C                                                             N/A                N/A
    Institutional Class                                                   0                  0
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                           13,759,860         20,153,677
   Reinvestment of dividends - Class A                              365,394            790,863
   Cost of shares redeemed - Class A                            (13,915,214)        (6,849,487)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                        210,040         14,095,053
                                                            ---------------    ---------------
   Proceeds from shares sold - Class B                            3,744,888          6,600,278
   Reinvestment of dividends - Class B                              274,260            642,473
   Cost of shares redeemed - Class B                             (2,457,002)        (3,910,245)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                         1,562,146          3,332,506
                                                            ---------------    ---------------
   Proceeds from shares sold - Class C                                  N/A                N/A
   Reinvestment of dividends - Class C                                  N/A                N/A
   Cost of shares redeemed - Class C                                    N/A                N/A
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                               N/A                N/A
                                                            ---------------    ---------------
   Proceeds from shares sold - Institutional Class               24,515,796         80,545,850
   Reinvestment of dividends - Institutional Class                1,819,564          5,170,775
   Cost of shares redeemed - Institutional Class                (86,699,580)      (178,434,265)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                          (60,364,220)       (92,717,640)
                                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS                               (53,285,816)       (72,793,488)
                                                            ---------------    ---------------

NET ASSETS:
----------------------------------------------------------------------------------------------
   Ending net assets                                        $   475,392,773    $   528,678,589
SHARES ISSUED AND REDEEMED:
   Shares Sold - Class A                                          1,451,424          2,133,109
   Shares issued in reinvestment of dividends - Class A              38,414             83,463
   Shares redeemed - Class A                                     (1,459,953)          (723,361)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A              29,885          1,493,211
                                                            ---------------    ---------------
   Shares Sold - Class B                                            394,224            697,451
   Shares issued in reinvestment of dividends - Class B              28,859             67,876
   Shares redeemed - Class B                                       (259,348)          (413,501)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B             163,735            351,826
                                                            ---------------    ---------------
   Shares Sold - Class C                                                N/A                N/A
   Shares issued in reinvestment of dividends - Class C                 N/A                N/A
   Shares redeemed - Class C                                            N/A                N/A
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                 N/A                N/A
                                                            ---------------    ---------------
   Shares Sold - Institutional Class                              2,595,489          8,520,114
   Shares issued in reinvestment of dividends -
    Institutional Class                                             191,550            545,958
   Shares redeemed - Institutional Class                         (9,153,963)       (18,881,891)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                           (6,366,924)        (9,815,819)
                                                            ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                        $    (4,236,643)   $    (1,784,005)
                                                            ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                        INCOME PLUS
                                                            ----------------------------------
                                                                (UNAUDITED)
                                                                FOR THE SIX            FOR THE
                                                               MONTHS ENDED         YEAR ENDED
                                                              NOV. 30, 2002    MAY 31, 2002(1)
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets                                     $    74,275,824    $    49,924,235
OPERATIONS:
   Net investment income                                          1,941,757          2,920,411
   Net realized gain (loss) on investments                          259,389         (1,297,383)
   Net change in unrealized appreciation
    (depreciation) of investments                                  (336,699)         1,575,492
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                   1,864,447          3,198,520
                                                            ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                        (623,305)          (857,096)
    Class B                                                      (1,275,211)        (1,920,323)
    Class C                                                        (214,583)          (215,376)
    Institutional Class                                                 N/A                N/A
   Net realized gain on sale of investments
    Class A                                                               0                  0
    Class B                                                               0                  0
    Class C                                                               0                  0
    Institutional Class                                                 N/A                N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                            2,482,832         10,127,660
   Reinvestment of dividends - Class A                              363,899            479,528
   Cost of shares redeemed - Class A                             (3,174,727)        (2,949,641)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                       (327,996)         7,657,547
                                                            ---------------    ---------------
   Proceeds from shares sold - Class B                            4,040,616         18,230,728
   Reinvestment of dividends - Class B                              816,486          1,236,975
   Cost of shares redeemed - Class B                             (5,306,580)        (7,035,548)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                          (449,478)        12,432,155
                                                            ---------------    ---------------
   Proceeds from shares sold - Class C                            2,091,218          4,810,808
   Reinvestment of dividends - Class C                              154,668            131,743
   Cost of shares redeemed - Class C                             (1,128,283)          (886,389)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                         1,117,603          4,056,162
                                                            ---------------    ---------------
   Proceeds from shares sold - Institutional Class                      N/A                N/A
   Reinvestment of dividends - Institutional Class                      N/A                N/A
   Cost of shares redeemed - Institutional Class                        N/A                N/A
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                  N/A                N/A
                                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS                                    91,477         24,351,589
                                                            ---------------    ---------------

NET ASSETS:
----------------------------------------------------------------------------------------------
   Ending net assets                                        $    74,367,301    $    74,275,824
SHARES ISSUED AND REDEEMED:
   Shares Sold - Class A                                            231,468            939,680
   Shares issued in reinvestment of dividends - Class A              34,053             44,394
   Shares redeemed - Class A                                       (297,110)          (271,605)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A             (31,589)           712,469
                                                            ---------------    ---------------
   Shares Sold - Class B                                            376,735          1,690,861
   Shares issued in reinvestment of dividends - Class B              76,362            114,434
   Shares redeemed - Class B                                       (495,478)          (648,276)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B             (42,381)         1,157,019
                                                            ---------------    ---------------
   Shares Sold - Class C                                            195,076            446,316
   Shares issued in reinvestment of dividends - Class C              14,468             12,196
   Shares redeemed - Class C                                       (105,373)           (82,103)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C             104,171            376,409
                                                            ---------------    ---------------
   Shares Sold - Institutional Class                                    N/A                N/A
   Shares issued in reinvestment of dividends -
    Institutional Class                                                 N/A                N/A
   Shares redeemed - Institutional Class                                N/A                N/A
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                                  N/A                N/A
                                                            ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                        $      (233,668)   $       (62,326)
                                                            ---------------    ---------------

                                                                       INTERMEDIATE
                                                                    GOVERNMENT INCOME
                                                            ----------------------------------
                                                                (UNAUDITED)
                                                                FOR THE SIX            FOR THE
                                                               MONTHS ENDED         YEAR ENDED
                                                              NOV. 30, 2002       MAY 31, 2002
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets                                     $   722,432,671    $   669,351,983
OPERATIONS:
   Net investment income                                         14,492,444         32,755,805
   Net realized gain (loss) on investments                       10,989,957          8,826,732
   Net change in unrealized appreciation
    (depreciation) of investments                                11,485,896          7,895,807
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                  36,968,297         49,478,344
                                                            ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                      (5,182,737)       (10,665,410)
    Class B                                                      (1,686,587)        (3,210,397)
    Class C                                                        (508,778)          (662,547)
    Institutional Class                                         (12,281,423)       (25,118,674)
   Net realized gain on sale of investments
    Class A                                                               0                  0
    Class B                                                               0                  0
    Class C                                                               0                  0
    Institutional Class                                                   0                  0
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                           56,601,481         72,051,233
   Reinvestment of dividends - Class A                            3,491,202          7,309,504
   Cost of shares redeemed - Class A                            (63,279,034)       (72,790,346)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                     (3,186,351)         6,570,391
                                                            ---------------    ---------------
   Proceeds from shares sold - Class B                           18,791,599         22,257,103
   Reinvestment of dividends - Class B                            1,286,643          2,438,842
   Cost of shares redeemed - Class B                             (9,329,830)       (19,755,893)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                        10,748,412          4,940,052
                                                            ---------------    ---------------
   Proceeds from shares sold - Class C                           12,982,067         15,771,078
   Reinvestment of dividends - Class C                              351,972            430,415
   Cost of shares redeemed - Class C                             (4,606,691)        (6,513,202)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                         8,727,348          9,688,291
                                                            ---------------    ---------------
   Proceeds from shares sold - Institutional Class               87,067,410        115,424,132
   Reinvestment of dividends - Institutional Class                2,195,606          4,249,892
   Cost of shares redeemed - Institutional Class                (78,311,686)       (97,613,386)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                           10,951,330         22,060,638
                                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS                                44,549,511         53,080,688
                                                            ---------------    ---------------

NET ASSETS:
----------------------------------------------------------------------------------------------
   Ending net assets                                        $   766,982,182    $   722,432,671
SHARES ISSUED AND REDEEMED:
   Shares Sold - Class A                                          4,924,603          6,412,956
   Shares issued in reinvestment of dividends - Class A             304,532            652,894
   Shares redeemed - Class A                                     (5,508,634)        (6,475,906)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A            (279,499)           589,944
                                                            ---------------    ---------------
   Shares Sold - Class B                                          1,639,077          1,975,670
   Shares issued in reinvestment of dividends - Class B             112,324            217,974
   Shares redeemed - Class B                                       (813,081)        (1,760,006)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B             938,320            433,638
                                                            ---------------    ---------------
   Shares Sold - Class C                                          1,130,182          1,401,708
   Shares issued in reinvestment of dividends - Class C              30,749             38,521
   Shares redeemed - Class C                                       (402,077)          (583,661)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C             758,854            856,568
                                                            ---------------    ---------------
   Shares Sold - Institutional Class                              7,565,176         10,267,340
   Shares issued in reinvestment of dividends -
    Institutional Class                                             191,338            379,485
   Shares redeemed - Institutional Class                         (6,811,273)        (8,691,960)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                              945,241          1,954,865
                                                            ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                        $    (9,742,905)   $    (4,575,824)
                                                            ---------------    ---------------

                                                                      LIMITED TERM
                                                                   GOVERNMENT INCOME
                                                            ----------------------------------
                                                                (UNAUDITED)
                                                                FOR THE SIX            FOR THE
                                                               MONTHS ENDED         YEAR ENDED
                                                              NOV. 30, 2002    MAY 31, 2002(2)
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets                                     $   219,980,394    $   160,167,028
OPERATIONS:
   Net investment income                                          4,419,864          9,021,183
   Net realized gain (loss) on investments                        1,027,525          1,274,351
   Net change in unrealized appreciation
    (depreciation) of investments                                 2,986,275          2,028,988
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                   8,433,664         12,324,522
                                                            ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                      (1,354,849)        (2,289,206)
    Class B                                                        (386,051)          (518,137)
    Class C                                                             N/A                N/A
    Institutional Class                                          (2,691,168)        (6,201,634)
   Net realized gain on sale of investments
    Class A                                                               0                  0
    Class B                                                               0                  0
    Class C                                                             N/A                N/A
    Institutional Class                                                   0                  0
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                           29,797,601         85,958,503
   Reinvestment of dividends - Class A                              585,378          1,203,074
   Cost of shares redeemed - Class A                            (27,543,993)       (51,721,309)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                      2,838,986         35,440,268
                                                            ---------------    ---------------
   Proceeds from shares sold - Class B                           18,576,815          9,855,122
   Reinvestment of dividends - Class B                              253,329            411,545
   Cost of shares redeemed - Class B                             (2,530,409)        (3,154,218)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                        16,299,735          7,112,449
                                                            ---------------    ---------------
   Proceeds from shares sold - Class C                                  N/A                N/A
   Reinvestment of dividends - Class C                                  N/A                N/A
   Cost of shares redeemed - Class C                                    N/A                N/A
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                               N/A                N/A
                                                            ---------------    ---------------
   Proceeds from shares sold - Institutional Class               24,966,212         57,525,849
   Reinvestment of dividends - Institutional Class                  778,769          2,055,607
   Cost of shares redeemed - Institutional Class                (23,656,690)       (45,636,352)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                            2,088,291         13,945,104
                                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS                                25,228,608         59,813,366
                                                            ---------------    ---------------

NET ASSETS:
----------------------------------------------------------------------------------------------
   Ending net assets                                        $   245,209,002    $   219,980,394
SHARES ISSUED AND REDEEMED:
   Shares Sold - Class A                                          2,914,174          8,572,458
   Shares issued in reinvestment of dividends - Class A              57,199            120,216
   Shares redeemed - Class A                                     (2,693,733)        (5,175,471)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A             277,640          3,517,203
                                                            ---------------    ---------------
   Shares Sold - Class B                                          1,816,396            983,503
   Shares issued in reinvestment of dividends - Class B              24,730             41,105
   Shares redeemed - Class B                                       (247,464)          (315,249)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B           1,593,662            709,359
                                                            ---------------    ---------------
   Shares Sold - Class C                                                N/A                N/A
   Shares issued in reinvestment of dividends - Class C                 N/A                N/A
   Shares redeemed - Class C                                            N/A                N/A
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                 N/A                N/A
                                                            ---------------    ---------------
   Shares Sold - Institutional Class                              2,490,316          5,873,817
   Shares issued in reinvestment of dividends -
    Institutional Class                                              77,572            209,203
   Shares redeemed - Institutional Class                         (2,363,759)        (4,656,146)
                                                            ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                              204,129          1,426,874
                                                            ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                        $        (5,024)   $         7,180
                                                            ---------------    ---------------

                                                                                  STABLE INCOME
                                                                        ---------------------------------
                                                                            (UNAUDITED)
                                                                            FOR THE SIX           FOR THE
                                                                           MONTHS ENDED        YEAR ENDED
                                                                          NOV. 30, 2002      MAY 31, 2002
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets                                                 $   404,128,857   $   227,568,508
OPERATIONS:
   Net investment income                                                      6,417,808        10,609,044
   Net realized gain (loss) on investments                                     (570,404)         (778,849)
   Net change in unrealized appreciation
    (depreciation) of investments                                              (285,353)          940,550
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                               5,562,051        10,770,745
                                                                        ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                                  (1,301,154)       (1,791,350)
    Class B                                                                    (280,599)         (349,939)
    Class C                                                                         N/A               N/A
    Institutional Class                                                      (4,811,690)       (8,362,640)
   Net realized gain on sale of investments
    Class A                                                                           0                 0
    Class B                                                                           0                 0
    Class C                                                                         N/A               N/A
    Institutional Class                                                               0                 0
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                                       78,595,180        90,332,371
   Reinvestment of dividends - Class A                                        1,165,780         1,555,069
   Cost of shares redeemed - Class A                                        (32,020,392)      (31,152,056)
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                 47,740,568        60,735,384
                                                                        ---------------   ---------------
   Proceeds from shares sold - Class B                                       20,113,469        15,923,218
   Reinvestment of dividends - Class B                                          247,183           299,398
   Cost of shares redeemed - Class B                                         (3,680,131)       (3,502,030)
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                    16,680,521        12,720,586
                                                                        ---------------   ---------------
   Proceeds from shares sold - Class C                                              N/A               N/A
   Reinvestment of dividends - Class C                                              N/A               N/A
   Cost of shares redeemed - Class C                                                N/A               N/A
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                           N/A               N/A
                                                                        ---------------   ---------------
   Proceeds from shares sold - Institutional Class                          146,717,004       232,785,910
   Reinvestment of dividends - Institutional Class                            2,929,348         5,962,772
   Cost of shares redeemed - Institutional Class                            (79,641,127)     (135,911,119)
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                       70,005,225       102,837,563
                                                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS                                           133,594,922       176,560,349
                                                                        ---------------   ---------------

NET ASSETS:
---------------------------------------------------------------------------------------------------------
   Ending net assets                                                    $   537,723,779   $   404,128,857
SHARES ISSUED AND REDEEMED:
   Shares Sold - Class A                                                      7,552,489         8,672,918
   Shares issued in reinvestment of dividends - Class A                         112,194           149,933
   Shares redeemed - Class A                                                 (3,076,782)       (3,000,114)
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                       4,587,901         5,822,737
                                                                        ---------------   ---------------
   Shares Sold - Class B                                                      1,934,047         1,533,165
   Shares issued in reinvestment of dividends - Class B                          23,824            28,898
   Shares redeemed - Class B                                                   (354,090)         (337,418)
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                       1,603,781         1,224,645
                                                                        ---------------   ---------------
   Shares Sold - Class C                                                            N/A               N/A
   Shares issued in reinvestment of dividends - Class C                             N/A               N/A
   Shares redeemed - Class C                                                        N/A               N/A
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                             N/A               N/A
                                                                        ---------------   ---------------
   Shares Sold - Institutional Class                                         14,098,128        22,377,480
   Shares issued in reinvestment of dividends - Institutional Class             281,818           574,027
   Shares redeemed - Institutional Class                                     (7,653,358)      (13,059,973)
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                                        6,726,588         9,891,534
                                                                        ---------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                   $       219,854   $       195,489
                                                                        ---------------   ---------------

                                                                             TACTICAL MATURITY BOND
                                                                        ---------------------------------
                                                                             (UNAUDITED)
                                                                             FOR THE SIX           FOR THE
                                                                            MONTHS ENDED      PERIOD ENDED
                                                                           NOV. 30, 2002   MAY 31, 2002(3)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets                                                 $     6,890,176                 0
OPERATIONS:
   Net investment income                                                         57,006           141,729
   Net realized gain (loss) on investments                                      (12,491)         (318,023)
   Net change in unrealized appreciation
    (depreciation) of investments                                               (10,122)            7,777
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                                  34,393          (168,517)
                                                                        ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                                         N/A               N/A
    Class B                                                                         N/A               N/A
    Class C                                                                         N/A               N/A
    Institutional Class                                                         (56,525)         (139,394)
   Net realized gain on sale of investments
    Class A                                                                         N/A               N/A
    Class B                                                                         N/A               N/A
    Class C                                                                         N/A               N/A
    Institutional Class                                                               0                 0
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                                              N/A               N/A
   Reinvestment of dividends - Class A                                              N/A               N/A
   Cost of shares redeemed - Class A                                                N/A               N/A
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                        N/A               N/A
                                                                        ---------------   ---------------
   Proceeds from shares sold - Class B                                              N/A               N/A
   Reinvestment of dividends - Class B                                              N/A               N/A
   Cost of shares redeemed - Class B                                                N/A               N/A
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                           N/A               N/A
                                                                        ---------------   ---------------
   Proceeds from shares sold - Class C                                              N/A               N/A
   Reinvestment of dividends - Class C                                              N/A               N/A
   Cost of shares redeemed - Class C                                                N/A               N/A
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                           N/A               N/A
                                                                        ---------------   ---------------
   Proceeds from shares sold - Institutional Class                            6,771,831        14,421,121
   Reinvestment of dividends - Institutional Class                               40,302           106,988
   Cost of shares redeemed - Institutional Class                             (2,437,560)       (7,330,022)
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                        4,374,573         7,198,087
                                                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS                                             4,352,441         6,890,176
                                                                        ---------------   ---------------

NET ASSETS:
---------------------------------------------------------------------------------------------------------
   Ending net assets                                                    $    11,242,617   $     6,890,176
SHARES ISSUED AND REDEEMED:
   Shares Sold - Class A                                                            N/A               N/A
   Shares issued in reinvestment of dividends - Class A                             N/A               N/A
   Shares redeemed - Class A                                                        N/A               N/A
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                             N/A               N/A
                                                                        ---------------   ---------------
   Shares Sold - Class B                                                            N/A               N/A
   Shares issued in reinvestment of dividends - Class B                             N/A               N/A
   Shares redeemed - Class B                                                        N/A               N/A
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                             N/A               N/A
                                                                        ---------------   ---------------
   Shares Sold - Class C                                                            N/A               N/A
   Shares issued in reinvestment of dividends - Class C                             N/A               N/A
   Shares redeemed - Class C                                                        N/A               N/A
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                             N/A               N/A
                                                                        ---------------   ---------------
   Shares Sold - Institutional Class                                            693,709         1,442,412
   Shares issued in reinvestment of dividends - Institutional Class               4,120            10,807
   Shares redeemed - Institutional Class                                       (249,303)         (747,868)
                                                                        ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS                                                          448,526           705,351
                                                                        ---------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                   $         2,816   $         2,335
                                                                        ---------------   ---------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS

(1) "Proceeds from shares sold" included $5,645,884 for Class A, and "Shares sold" includes 526,101 for Class A as a result of the consolidation of the Wells Fargo Corporate Bond Fund.

     "Proceeds from shares sold" included $11,299,183 for Class B, and "Shares sold" includes 1,052,359 for Class B as a result of the consolidation of the Wells Fargo Corporate Bond Fund.

     "Proceeds from shares sold" included $2,506,976 for Class C, and "Shares sold" includes 233,533 for Class C as a result of the consolidation of the Wells Fargo Corporate Bond Fund.

(2) "Proceeds from shares sold" includes $43,508,333 for Class A, and "Shares sold" includes 4,334,441 for Class A as a result of the consolidation of the Wells Fargo Variable Rate Government Fund.

(3)  This Fund commenced operations on November 28, 2001.

(4)  This Fund commenced operations on November 29, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INCOME FUNDS                                                FINANCIAL HIGHLIGHTS

                                                                                                 NET REALIZED
                                                                BEGINNING                                 AND          DIVIDENDS
                                                                NET ASSET               NET        UNREALIZED           FROM NET
                                                                VALUE PER        INVESTMENT    GAIN (LOSS) ON         INVESTMENT
                                                                    SHARE            INCOME       INVESTMENTS             INCOME
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)             $         25.63              0.53              0.17              (0.53)
June 1, 2001 to May 31, 2002                              $         25.68              1.21              0.16              (1.20)
June 1, 2000 to May 31, 2001                              $         25.22              1.43              1.44              (2.41)
June 1, 1999 to May 31, 2000                              $         26.11              1.43             (0.63)             (1.16)
June 1, 1998 to May 31, 1999                              $         27.03              1.34             (0.17)             (1.43)
June 1, 1997 to May 31, 1998                              $         25.60              1.61              1.51              (1.66)

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)     $         10.00                 0                 0                  0
B SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)     $         10.00                 0                 0                  0
C SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)     $         10.00                 0                 0                  0

INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)             $          9.36              0.20              0.14              (0.25)
June 1, 2001 to May 31, 2002                              $          9.33              0.50              0.07              (0.54)
June 1, 2000 to May 31, 2001                              $          8.86              0.57              0.47              (0.57)
June 1, 1999 to May 31, 2000                              $          9.48              0.59             (0.62)             (0.59)
June 1, 1998 to May 31, 1999                              $          9.79              0.59             (0.31)             (0.59)
June 1, 1997 to May 31, 1998                              $          9.27              0.61              0.52              (0.61)
June 1, 1994 to May 31, 1995                              $          9.52              0.65              0.11              (0.65)
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)             $          9.34              0.17              0.14              (0.21)
June 1, 2001 to May 31, 2002                              $          9.32              0.42              0.07              (0.47)
June 1, 2000 to May 31, 2001                              $          8.84              0.50              0.48              (0.50)
June 1, 1999 to May 31, 2000                              $          9.46              0.53             (0.62)             (0.53)
June 1, 1998 to May 31, 1999                              $          9.77              0.52             (0.31)             (0.52)
June 1, 1997 to May 31, 1998                              $          9.26              0.54              0.51              (0.54)
June 1, 1994 to May 31, 1995                              $          9.51              0.58              0.10              (0.58)
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)             $          9.35              0.21              0.13              (0.26)
June 1, 2001 to May 31, 2002                              $          9.32              0.51              0.09              (0.57)
June 1, 2000 to May 31, 2001                              $          8.85              0.60              0.47              (0.60)
June 1, 1999 to May 31, 2000                              $          9.47              0.61             (0.62)             (0.61)
June 1, 1998 to May 31, 1999                              $          9.78              0.59             (0.31)             (0.59)
June 1, 1997 to May 31, 1998                              $          9.27              0.61              0.51              (0.61)
June 1, 1994 to May 31, 1995                              $          9.51              0.65              0.11              (0.65)

INCOME PLUS FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)             $         10.81              0.32             (0.01)             (0.34)
June 1, 2001 to May 31, 2002                              $         10.80              0.66              0.02              (0.67)
June 1, 2000 to May 31, 2001                              $         10.60              0.72              0.31              (0.83)
July 1, 1999(3) to May 31, 2000                           $         12.04              0.79             (1.44)             (0.79)
July 13, 1998(4) to June 30, 1999                         $         12.50              0.77             (0.46)             (0.77)
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)             $         10.82              0.27             (0.01)             (0.30)
June 1, 2001 to May 31, 2002                              $         10.80              0.58              0.03              (0.59)
June 1, 2000 to May 31, 2001                              $         10.61              0.65              0.29              (0.75)
July 1, 1999(3) to May 31, 2000                           $         12.05              0.72             (1.44)             (0.72)
July 13, 1998(4) to June 30, 1999                         $         12.50              0.68             (0.45)             (0.68)
C SHARES
June 1, 2002 to November 30, 2002 (unaudited)             $         10.82              0.28             (0.02)             (0.30)
June 1, 2001 to May 31, 2002                              $         10.80              0.58              0.03              (0.59)
June 1, 2000 to May 31, 2001                              $         10.61              0.65              0.29              (0.75)
July 1, 1999(3) to May 31, 2000                           $         12.05              0.72             (1.44)             (0.72)
July 13, 1998(4) to June 30, 1999                         $         12.50              0.68             (0.45)             (0.68)

                                                            DISTRIBUTIONS             ENDING
                                                                 FROM NET         NET ASSETS
                                                                 REALIZED          VALUE PER
                                                                    GAINS              SHARE
--------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                           0    $         25.80
June 1, 2001 to May 31, 2002                                        (0.22)   $         25.63
June 1, 2000 to May 31, 2001                                            0    $         25.68
June 1, 1999 to May 31, 2000                                        (0.53)   $         25.22
June 1, 1998 to May 31, 1999                                        (0.66)   $         26.11
June 1, 1997 to May 31, 1998                                        (0.03)   $         27.03

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------
A SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)                   0    $         10.00
B SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)                   0    $         10.00
C SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)                   0    $         10.00

INCOME FUND
--------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)                           0    $          9.45
June 1, 2001 to May 31, 2002                                            0    $          9.36
June 1, 2000 to May 31, 2001                                            0    $          9.33
June 1, 1999 to May 31, 2000                                            0    $          8.86
June 1, 1998 to May 31, 1999                                            0    $          9.48
June 1, 1997 to May 31, 1998                                            0    $          9.79
June 1, 1994 to May 31, 1995                                            0    $          9.63
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)                           0    $          9.44
June 1, 2001 to May 31, 2002                                            0    $          9.34
June 1, 2000 to May 31, 2001                                            0    $          9.32
June 1, 1999 to May 31, 2000                                            0    $          8.84
June 1, 1998 to May 31, 1999                                            0    $          9.46
June 1, 1997 to May 31, 1998                                            0    $          9.77
June 1, 1994 to May 31, 1995                                            0    $          9.61
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                           0    $          9.43
June 1, 2001 to May 31, 2002                                            0    $          9.35
June 1, 2000 to May 31, 2001                                            0    $          9.32
June 1, 1999 to May 31, 2000                                            0    $          8.85
June 1, 1998 to May 31, 1999                                            0    $          9.47
June 1, 1997 to May 31, 1998                                            0    $          9.78
June 1, 1994 to May 31, 1995                                            0    $          9.62

INCOME PLUS FUND
--------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)                           0    $         10.78
June 1, 2001 to May 31, 2002                                            0    $         10.81
June 1, 2000 to May 31, 2001                                            0    $         10.80
July 1, 1999(3) to May 31, 2000                                         0    $         10.60
July 13, 1998(4) to June 30, 1999                                       0    $         12.04
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)                           0    $         10.78
June 1, 2001 to May 31, 2002                                            0    $         10.82
June 1, 2000 to May 31, 2001                                            0    $         10.80
July 1, 1999(3) to May 31, 2000                                         0    $         10.61
July 13, 1998(4) to June 30, 1999                                       0    $         12.05
C SHARES
June 1, 2002 to November 30, 2002 (unaudited)                           0    $         10.78
June 1, 2001 to May 31, 2002                                            0    $         10.82
June 1, 2000 to May 31, 2001                                            0    $         10.80
July 1, 1999(3) to May 31, 2000                                         0    $         10.61
July 13, 1998(4) to June 30, 1999                                       0    $         12.05

                                                                  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                          --------------------------------------------------------
                                                           NET INVESTMENT                NET                 GROSS
                                                                   INCOME           EXPENSES           EXPENSES(1)
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        4.07%              0.70%(5)              0.88%(5)
June 1, 2001 to May 31, 2002                                         4.74%              0.70%(5)              0.87%(5)
June 1, 2000 to May 31, 2001                                         5.75%              0.70%(5)              0.83%(5)
June 1, 1999 to May 31, 2000                                         5.80%              0.70%(5)              0.92%(5)
June 1, 1998 to May 31, 1999                                         5.58%              0.70%(5)              1.07%(5)
June 1, 1997 to May 31, 1998                                         5.98%              0.70%(5)              1.02%(5)

HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------
A SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)                0.09%              1.15%                 1.54%
B SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)                1.90%              1.90%                17.30%
C SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)                1.90%              1.90%                17.30%

INCOME FUND
------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        4.25%              1.00%                 1.06%
June 1, 2001 to May 31, 2002                                         5.21%              1.00%                 1.09%
June 1, 2000 to May 31, 2001                                         6.18%              1.00%                 1.10%
June 1, 1999 to May 31, 2000                                         6.50%              0.90%                 1.05%
June 1, 1998 to May 31, 1999                                         5.98%              0.75%                 1.08%
June 1, 1997 to May 31, 1998                                         6.29%              0.75%                 1.14%
June 1, 1994 to May 31, 1995                                         7.02%              0.75%                 1.24%
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        3.49%              1.75%                 1.91%
June 1, 2001 to May 31, 2002                                         4.44%              1.75%                 2.01%
June 1, 2000 to May 31, 2001                                         5.39%              1.75%                 1.99%
June 1, 1999 to May 31, 2000                                         5.74%              1.65%                 1.93%
June 1, 1998 to May 31, 1999                                         5.22%              1.50%                 2.13%
June 1, 1997 to May 31, 1998                                         5.54%              1.50%                 2.19%
June 1, 1994 to May 31, 1995                                         6.24%              1.50%                 2.21%
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        4.53%              0.75%                 0.78%
June 1, 2001 to May 31, 2002                                         5.46%              0.75%                 0.75%
June 1, 2000 to May 31, 2001                                         6.42%              0.75%                 0.76%
June 1, 1999 to May 31, 2000                                         6.65%              0.75%                 0.82%
June 1, 1998 to May 31, 1999                                         6.00%              0.75%                 0.92%
June 1, 1997 to May 31, 1998                                         6.32%              0.75%                 0.92%
June 1, 1994 to May 31, 1995                                         7.02%              0.75%                 1.06%

INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        5.83%              1.00%                 1.40%
June 1, 2001 to May 31, 2002                                         6.05%              1.10%                 1.47%
June 1, 2000 to May 31, 2001                                         6.97%              1.10%                 1.44%
July 1, 1999(3) to May 31, 2000                                      7.56%              1.08%                 1.41%
July 13, 1998(4) to June 30, 1999                                    6.95%              0.66%                 1.62%
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        5.08%              1.75%                 2.25%
June 1, 2001 to May 31, 2002                                         5.29%              1.85%                 2.32%
June 1, 2000 to May 31, 2001                                         6.26%              1.85%                 2.21%
July 1, 1999(3) to May 31, 2000                                      6.77%              1.86%                 2.18%
July 13, 1998(4) to June 30, 1999                                    6.25%              1.50%                 2.14%
C SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        5.08%              1.75%                 2.19%
June 1, 2001 to May 31, 2002                                         5.31%              1.85%                 2.34%
June 1, 2000 to May 31, 2001                                         6.26%              1.85%                 2.27%
July 1, 1999(3) to May 31, 2000                                      6.80%              1.83%                 2.27%
July 13, 1998(4) to June 30, 1999                                    6.23%              1.47%                 2.49%

                                                                                    PORTFOLIO         NET ASSETS AT
                                                                    TOTAL            TURNOVER         END OF PERIOD
                                                                RETURN(2)                RATE       (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        2.73%                 43%(7)   $       368,343
June 1, 2001 to May 31, 2002                                         5.44%                 90%(7)   $       336,184
June 1, 2000 to May 31, 2001                                        11.74%                113%(7)   $       269,121
June 1, 1999 to May 31, 2000                                         3.22%                 68%(7)   $       190,283
June 1, 1998 to May 31, 1999                                         4.15%                 77%(7)   $       179,133
June 1, 1997 to May 31, 1998                                        12.39%                 91%(7)   $       134,831

HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------------
A SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)                0.00%               0.00%      $        24,980
B SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)                0.00%               0.00%      $            10
C SHARES
November 29, 2002(4) to November 30, 2002 (unaudited)                0.00%               0.00%      $            10

INCOME FUND
-------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        3.65%                118%      $        37,876
June 1, 2001 to May 31, 2002                                         6.23%                101%      $        37,234
June 1, 2000 to May 31, 2001                                        12.01%                109%      $        23,196
June 1, 1999 to May 31, 2000                                        (0.23%)               124%      $        16,895
June 1, 1998 to May 31, 1999                                         2.81%                202%      $        13,731
June 1, 1997 to May 31, 1998                                        12.47%                167%      $         7,661
June 1, 1994 to May 31, 1995                                         8.49%                 99%      $         6,231
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        3.37%                118%      $        18,404
June 1, 2001 to May 31, 2002                                         5.33%                101%      $        16,693
June 1, 2000 to May 31, 2001                                        11.30%                109%      $        13,368
June 1, 1999 to May 31, 2000                                        (1.00%)               124%      $         8,611
June 1, 1998 to May 31, 1999                                         2.03%                202%      $         7,726
June 1, 1997 to May 31, 1998                                        11.52%                167%      $         4,855
June 1, 1994 to May 31, 1995                                         7.57%                 99%      $         3,296
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        3.67%                118%      $       419,112
June 1, 2001 to May 31, 2002                                         6.50%                101%      $       474,752
June 1, 2000 to May 31, 2001                                        12.29%                109%      $       564,908
June 1, 1999 to May 31, 2000                                        (0.10%)               124%      $       369,719
June 1, 1998 to May 31, 1999                                         2.81%                202%      $       348,472
June 1, 1997 to May 31, 1998                                        12.35%                167%      $       290,566
June 1, 1994 to May 31, 1995                                         8.49%                 99%      $       109,994

INCOME PLUS FUND
-------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        2.91%                 45%      $        19,784
June 1, 2001 to May 31, 2002                                         6.48%                 63%      $        20,188
June 1, 2000 to May 31, 2001                                        10.06%                 63%      $        12,468
July 1, 1999(3) to May 31, 2000                                     (5.56%)                95%      $         8,371
July 13, 1998(4) to June 30, 1999                                    2.52%                176%      $        11,223
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        2.43%                 45%      $        46,156
June 1, 2001 to May 31, 2002                                         5.78%                 63%      $        46,760
June 1, 2000 to May 31, 2001                                         9.14%                 63%      $        34,203
July 1, 1999(3) to May 31, 2000                                     (6.19%)                95%      $        28,336
July 13, 1998(4) to June 30, 1999                                    1.87%                176%      $        36,892
C SHARES
June 1, 2002 to November 30, 2002 (unaudited)                        2.43%                 45%      $         8,428
June 1, 2001 to May 31, 2002                                         5.78%                 63%      $         7,328
June 1, 2000 to May 31, 2001                                         9.14%                 63%      $         3,253
July 1, 1999(3) to May 31, 2000                                     (6.19%)                95%      $         2,550
July 13, 1998(4) to June 30, 1999                                    1.87%                176%      $         3,037

                                                                                 NET REALIZED
                                                   BEGINNING                              AND      DIVIDENDS
                                                   NET ASSET           NET         UNREALIZED       FROM NET
                                                   VALUE PER    INVESTMENT     GAIN (LOSS) ON     INVESTMENT
                                                       SHARE        INCOME        INVESTMENTS         INCOME
------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $    11.19          0.22               0.35          (0.30)
June 1, 2001 to May 31, 2002                      $    11.02          0.51               0.28          (0.62)
June 1, 2000 to May 31, 2001                      $    10.56          0.66               0.47          (0.67)
June 1, 1999 to May 31, 2000                      $    11.04          0.64              (0.44)         (0.68)
June 1, 1998 to May 31, 1999                      $    11.22          0.64              (0.17)         (0.65)
June 1, 1997 to May 31, 1998                      $    10.84          0.77               0.31          (0.70)
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $    11.18          0.19               0.33          (0.26)
June 1, 2001 to May 31, 2002                      $    11.01          0.43               0.28          (0.54)
June 1, 2000 to May 31, 2001                      $    10.55          0.58               0.47          (0.59)
June 1, 1999 to May 31, 2000                      $    11.04          0.62              (0.51)         (0.60)
June 1, 1998 to May 31, 1999                      $    11.21          0.53              (0.13)         (0.57)
June 1, 1997 to May 31, 1998                      $    10.83          0.69               0.31          (0.62)
C SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $    11.17          0.21               0.30          (0.26)
June 1, 2001 to May 31, 2002                      $    11.01          0.46               0.24          (0.54)
June 1, 2000 to May 31, 2001                      $    10.55          0.58               0.47          (0.59)
November 8, 1999(4) to May 31, 2000               $    10.86          0.32              (0.31)         (0.32)
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $    11.19          0.24               0.35          (0.31)
June 1, 2001 to May 31, 2002                      $    11.02          0.54               0.28          (0.65)
June 1, 2000 to May 31, 2001                      $    10.56          0.69               0.47          (0.70)
June 1, 1999 to May 31, 2000                      $    11.05          0.70              (0.50)         (0.69)
June 1, 1998 to May 31, 1999                      $    11.22          0.66              (0.18)         (0.65)
June 1, 1997 to May 31, 1998                      $    10.84          0.71               0.37          (0.70)

LIMITED TERM GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $    10.03          0.19               0.19          (0.19)
June 1, 2001 to May 31, 2002                      $     9.83          0.45               0.20          (0.45)
June 1, 2000 to May 31, 2001                      $     9.44          0.57               0.39          (0.57)
July 1, 1999(3) to May 31, 2000                   $     9.74          0.50              (0.30)         (0.50)
July 1, 1998 to June 30, 1999                     $     9.97          0.57              (0.23)         (0.57)
April 1, 1998(6) to June 30, 1998                 $     9.95          0.13               0.02          (0.13)
April 1, 1997 to March 31, 1998                   $     9.64          0.51               0.31          (0.51)
January 1, 1994 to December 31, 1994              $     9.99          0.46              (0.60)         (0.46)
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $    10.03          0.15               0.19          (0.15)
June 1, 2001 to May 31, 2002                      $     9.83          0.38               0.20          (0.38)
June 1, 2000 to May 31, 2001                      $     9.44          0.50               0.39          (0.50)
July 1, 1999(3) to May 31, 2000                   $     9.74          0.43              (0.30)         (0.43)
July 1, 1998 to June 30, 1999                     $     9.97          0.50              (0.23)         (0.50)
June 15, 1998(4) to June 30, 1998                 $    10.03          0.02              (0.06)         (0.02)
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $     9.84          0.20               0.18          (0.20)
June 1, 2001 to May 31, 2002                      $     9.64          0.47               0.20          (0.47)
June 1, 2000 to May 31, 2001                      $     9.26          0.59               0.38          (0.59)
July 1, 1999(3) to May 31, 2000                   $     9.55          0.51              (0.29)         (0.51)
July 1, 1998 to June 30, 1999                     $     9.78          0.56              (0.23)         (0.56)
April 1, 1998(6) to June 30, 1998                 $     9.76          0.13               0.02          (0.13)
April 1, 1997 to March 31, 1998                   $     9.45          0.51               0.31          (0.51)

                                                  DISTRIBUTIONS        ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       FROM NET    NET ASSETS   --------------------------------------------
                                                       REALIZED     VALUE PER   NET INVESTMENT         NET             GROSS
                                                          GAINS         SHARE           INCOME    EXPENSES       EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    11.46             3.78%       0.96%             1.10%
June 1, 2001 to May 31, 2002                                  0    $    11.19             4.57%       0.96%             1.16%
June 1, 2000 to May 31, 2001                                  0    $    11.02             6.06%       0.96%             1.22%
June 1, 1999 to May 31, 2000                                  0    $    10.56             6.29%       0.94%             1.16%
June 1, 1998 to May 31, 1999                                  0    $    11.04             5.76%       0.68%             0.87%
June 1, 1997 to May 31, 1998                                  0    $    11.22             6.35%       0.68%             0.86%
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    11.44             3.02%       1.71%             1.80%
June 1, 2001 to May 31, 2002                                  0    $    11.18             3.81%       1.71%             1.82%
June 1, 2000 to May 31, 2001                                  0    $    11.01             5.30%       1.71%             1.84%
June 1, 1999 to May 31, 2000                                  0    $    10.55             5.55%       1.68%             1.83%
June 1, 1998 to May 31, 1999                                  0    $    11.04             5.01%       1.43%             1.91%
June 1, 1997 to May 31, 1998                                  0    $    11.21             5.60%       1.43%             1.85%
C SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    11.42             3.00%       1.69%             1.69%
June 1, 2001 to May 31, 2002                                  0    $    11.17             3.79%       1.71%             1.78%
June 1, 2000 to May 31, 2001                                  0    $    11.01             5.28%       1.71%             1.85%
November 8, 1999(4) to May 31, 2000                           0    $    10.55             5.54%       1.71%             1.90%
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    11.47             4.05%       0.69%             0.74%
June 1, 2001 to May 31, 2002                                  0    $    11.19             4.85%       0.68%             0.71%
June 1, 2000 to May 31, 2001                                  0    $    11.02             6.34%       0.68%             0.74%
June 1, 1999 to May 31, 2000                                  0    $    10.56             6.43%       0.68%             0.75%
June 1, 1998 to May 31, 1999                                  0    $    11.05             5.77%       0.68%             0.72%
June 1, 1997 to May 31, 1998                                  0    $    11.22             6.35%       0.68%             0.72%

LIMITED TERM GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    10.22             3.69%       0.96%             1.06%
June 1, 2001 to May 31, 2002                                  0    $    10.03             4.50%       0.96%             1.15%
June 1, 2000 to May 31, 2001                                  0    $     9.83             5.84%       0.96%             1.19%
July 1, 1999(3) to May 31, 2000                               0    $     9.44             5.62%       0.96%             1.21%
July 1, 1998 to June 30, 1999                                 0    $     9.74             5.66%       0.96%             1.21%
April 1, 1998(6) to June 30, 1998                             0    $     9.97             5.36%       0.96%             1.24%
April 1, 1997 to March 31, 1998                               0    $     9.95             5.19%       0.78%             1.30%
January 1, 1994 to December 31, 1994                          0    $     9.39             4.75%       0.25%             2.28%
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    10.22             2.92%       1.71%             1.78%
June 1, 2001 to May 31, 2002                                  0    $    10.03             3.75%       1.71%             1.89%
June 1, 2000 to May 31, 2001                                  0    $     9.83             5.08%       1.71%             1.91%
July 1, 1999(3) to May 31, 2000                               0    $     9.44             4.89%       1.69%             1.96%
July 1, 1998 to June 30, 1999                                 0    $     9.74             4.95%       1.66%             1.99%
June 15, 1998(4) to June 30, 1998                             0    $     9.97             5.08%       1.66%             1.97%
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    10.02             4.02%       0.69%             0.81%
June 1, 2001 to May 31, 2002                                  0    $     9.84             4.82%       0.68%             0.78%
June 1, 2000 to May 31, 2001                                  0    $     9.64             6.13%       0.68%             0.80%
July 1, 1999(3) to May 31, 2000                               0    $     9.26             5.87%       0.72%             0.90%
July 1, 1998 to June 30, 1999                                 0    $     9.55             5.72%       0.91%             1.08%
April 1, 1998(6) to June 30, 1998                             0    $     9.78             5.44%       0.91%             1.08%
April 1, 1997 to March 31, 1998                               0    $     9.76             5.28%       0.69%             1.07%

                                                                PORTFOLIO         NET ASSETS AT
                                                      TOTAL      TURNOVER         END OF PERIOD
                                                  RETURN(2)          RATE       (000'S OMITTED)
-----------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)          5.11%           61%      $       196,561
June 1, 2001 to May 31, 2002                           7.34%          102%      $       195,062
June 1, 2000 to May 31, 2001                          10.94%           57%      $       185,638
June 1, 1999 to May 31, 2000                           1.92%          139%      $       193,615
June 1, 1998 to May 31, 1999                           4.21%          124%      $        18,594
June 1, 1997 to May 31, 1998                          10.19%           97%      $        14,325
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)          4.65%           61%      $        79,550
June 1, 2001 to May 31, 2002                           6.55%          102%      $        67,256
June 1, 2000 to May 31, 2001                          10.12%           57%      $        61,482
June 1, 1999 to May 31, 2000                           1.06%          139%      $        51,495
June 1, 1998 to May 31, 1999                           3.53%          124%      $         8,540
June 1, 1997 to May 31, 1998                           9.38%           97%      $         8,277
C SHARES
June 1, 2002 to November 30, 2002 (unaudited)          4.62%           61%      $        27,159
June 1, 2001 to May 31, 2002                           6.48%          102%      $        18,078
June 1, 2000 to May 31, 2001                          10.16%           57%      $         8,386
November 8, 1999(4) to May 31, 2000                    1.07%          139%      $         4,348
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)          5.28%           61%      $       463,712
June 1, 2001 to May 31, 2002                           7.63%          102%      $       442,037
June 1, 2000 to May 31, 2001                          11.25%           57%      $       413,846
June 1, 1999 to May 31, 2000                           1.94%          139%      $       385,299
June 1, 1998 to May 31, 1999                           4.30%          124%      $       420,305
June 1, 1997 to May 31, 1998                          10.19%           97%      $       400,346

LIMITED TERM GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)          3.83%           67%      $        73,301
June 1, 2001 to May 31, 2002                           6.74%          127%      $        69,188
June 1, 2000 to May 31, 2001                          10.38%          126%      $        33,192
July 1, 1999(3) to May 31, 2000                        2.08%           80%      $        29,928
July 1, 1998 to June 30, 1999                          3.37%          116%      $        42,956
April 1, 1998(6) to June 30, 1998                      1.54%           12%      $        38,149
April 1, 1997 to March 31, 1998                        8.69%           48%      $        29,694
January 1, 1994 to December 31, 1994                  (1.42)%         288%      $        11,602
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)          3.44%           67%      $        34,634
June 1, 2001 to May 31, 2002                           5.94%          127%      $        18,007
June 1, 2000 to May 31, 2001                           9.56%          126%      $        10,666
July 1, 1999(3) to May 31, 2000                        1.39%           80%      $         8,864
July 1, 1998 to June 30, 1999                          2.65%          116%      $         9,643
June 15, 1998(4) to June 30, 1998                     (0.38)%          12%      $         7,514
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)          3.90%           67%      $       137,273
June 1, 2001 to May 31, 2002                           7.08%          127%      $       132,786
June 1, 2000 to May 31, 2001                          10.66%          126%      $       116,309
July 1, 1999(3) to May 31, 2000                        2.34%           80%      $       127,344
July 1, 1998 to June 30, 1999                          3.38%          116%      $        79,789
April 1, 1998(6) to June 30, 1998                      1.56%           12%      $        90,146
April 1, 1997 to March 31, 1998                        8.85%           48%      $        51,973

                                                                                 NET REALIZED
                                                   BEGINNING                              AND      DIVIDENDS
                                                   NET ASSET           NET         UNREALIZED       FROM NET
                                                   VALUE PER    INVESTMENT     GAIN (LOSS) ON     INVESTMENT
                                                       SHARE        INCOME        INVESTMENTS         INCOME
------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $    10.38          0.14              (0.01)         (0.14)
June 1, 2001 to May 31, 2002                      $    10.36          0.34               0.02          (0.34)
June 1, 2000 to May 31, 2001                      $    10.15          0.57               0.22          (0.58)
June 1, 1999 to May 31, 2000                      $    10.26          0.54              (0.11)         (0.54)
June 1, 1998 to May 31, 1999                      $    10.31          0.54              (0.06)         (0.53)
June 1, 1997 to May 31, 1998                      $    10.24          0.58               0.06          (0.57)
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $    10.37          0.10              (0.01)         (0.10)
June 1, 2001 to May 31, 2002                      $    10.35          0.28               0.01          (0.27)
June 1, 2000 to May 31, 2001                      $    10.14          0.49               0.23          (0.51)
June 1, 1999 to May 31, 2000                      $    10.26          0.46              (0.12)         (0.46)
June 1, 1998 to May 31, 1999                      $    10.30          0.44              (0.04)         (0.44)
June 1, 1997 to May 31, 1998                      $    10.24          0.51               0.04          (0.49)
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $    10.39          0.15              (0.01)         (0.15)
June 1, 2001 to May 31, 2002                      $    10.36          0.37               0.03          (0.37)
June 1, 2000 to May 31, 2001                      $    10.15          0.60               0.21          (0.60)
June 1, 1999 to May 31, 2000                      $    10.27          0.55              (0.12)         (0.55)
June 1, 1998 to May 31, 1999                      $    10.30          0.52              (0.02)         (0.53)
June 1, 1997 to May 31, 1998                      $    10.24          0.58               0.05          (0.57)

TACTICAL MATURITY BOND FUND
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)     $     9.77          0.08              (0.03)         (0.08)
November 29, 2001(4) to May 31, 2002              $    10.00          0.14              (0.23)         (0.14)

                                                  DISTRIBUTIONS        ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       FROM NET    NET ASSETS   --------------------------------------------
                                                       REALIZED     VALUE PER   NET INVESTMENT         NET             GROSS
                                                          GAINS         SHARE           INCOME    EXPENSES       EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    10.37             2.75%       0.90%(5)          1.00%(5)
June 1, 2001 to May 31, 2002                                  0    $    10.38             3.02%       0.90%(5)          1.04%(5)
June 1, 2000 to May 31, 2001                                  0    $    10.36             5.44%       0.90%(5)          1.09%(5)
June 1, 1999 to May 31, 2000                                  0    $    10.15             5.29%       0.79%(5)          0.96%(5)
June 1, 1998 to May 31, 1999                                  0    $    10.26             5.11%       0.65%(5)          0.95%(5)
June 1, 1997 to May 31, 1998                                  0    $    10.31             5.74%       0.65%(5)          0.91%(5)
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    10.36             1.96%       1.65%(5)          1.82%(5)
June 1, 2001 to May 31, 2002                                  0    $    10.37             2.41%       1.65%(5)          1.87%(5)
June 1, 2000 to May 31, 2001                                  0    $    10.35             4.65%       1.65%(5)          2.00%(5)
June 1, 1999 to May 31, 2000                                  0    $    10.14             4.54%       1.54%(5)          1.95%(5)
June 1, 1998 to May 31, 1999                                  0    $    10.26             4.34%       1.40%(5)          2.15%(5)
June 1, 1997 to May 31, 1998                                  0    $    10.30             4.94%       1.40%(5)          2.31%(5)
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $    10.38             2.91%       0.65%(5)          0.79%(5)
June 1, 2001 to May 31, 2002                                  0    $    10.39             3.50%       0.65%(5)          0.80%(5)
June 1, 2000 to May 31, 2001                                  0    $    10.36             5.78%       0.65%(5)          0.78%(5)
June 1, 1999 to May 31, 2000                                  0    $    10.15             5.44%       0.65%(5)          0.77%(5)
June 1, 1998 to May 31, 1999                                  0    $    10.27             5.10%       0.65%(5)          0.76%(5)
June 1, 1997 to May 31, 1998                                  0    $    10.30             5.69%       0.65%(5)          0.76%(5)

TACTICAL MATURITY BOND FUND
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)                 0    $     9.74             1.72%       0.60%(5)          1.62%(5)
November 29, 2001(4) to May 31, 2002                          0    $     9.77             2.85%       0.60%(5)          1.88%(5)

                                                                PORTFOLIO         NET ASSETS AT
                                                      TOTAL      TURNOVER         END OF PERIOD
                                                  RETURN(2)          RATE       (000'S OMITTED)
-----------------------------------------------------------------------------------------------
STABLE INCOME FUND
A SHARES
June 1, 2002 to November 30, 2002 (unaudited)          1.33%           34%(7)   $       127,065
June 1, 2001 to May 31, 2002                           3.53%           81%(7)   $        79,555
June 1, 2000 to May 31, 2001                           7.98%           37%(7)   $        19,054
June 1, 1999 to May 31, 2000                           4.28%           40%(7)   $         8,912
June 1, 1998 to May 31, 1999                           4.74%           29%(7)   $         8,559
June 1, 1997 to May 31, 1998                           6.38%           37%(7)   $         8,561
B SHARES
June 1, 2002 to November 30, 2002 (unaudited)          0.85%           34%(7)   $        36,920
June 1, 2001 to May 31, 2002                           2.79%           81%(7)   $        20,318
June 1, 2000 to May 31, 2001                           7.22%           37%(7)   $         7,598
June 1, 1999 to May 31, 2000                           3.40%           40%(7)   $         2,449
June 1, 1998 to May 31, 1999                           4.07%           29%(7)   $         2,387
June 1, 1997 to May 31, 1998                           5.50%           37%(7)   $         1,817
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)          1.34%           34%(7)   $       373,739
June 1, 2001 to May 31, 2002                           3.87%           81%(7)   $       304,256
June 1, 2000 to May 31, 2001                           8.25%           37%(7)   $       200,917
June 1, 1999 to May 31, 2000                           4.32%           40%(7)   $       191,358
June 1, 1998 to May 31, 1999                           4.95%           29%(7)   $       179,201
June 1, 1997 to May 31, 1998                           6.28%           37%(7)   $       144,215

TACTICAL MATURITY BOND FUND
-----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
June 1, 2002 to November 30, 2002 (unaudited)          0.56%          158%(7)   $        11,243
November 29, 2001(4) to May 31, 2002                  (0.87%)         145%(7)   $         6,890

INCOME FUNDS                                       NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)  The Fund changed its fiscal year-end from June 30 to May 31.

(4)  Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6)  The Fund changed its fiscal year-end from March 31 to June 30.

(7) Portfolio turnover rate represents the activity from the Fund's investment in a core portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Diversified Bond, High Yield Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income, Stable Income, and Tactical Maturity Bond Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.

     The High Yield Bond, Income Plus and Intermediate Government Income Funds offer Class A, Class B, and Class C shares. In addition, the Intermediate Government Income Fund also offers Institutional Class shares. The Income, Limited Term Government Income, and Stable Income Funds offer Class A, Class B, and Institutional Class shares. The Diversified Bond and Tactical Maturity Bond Funds only offer Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

     The Diversified Bond, Stable Income and Tactical Maturity Bond Funds are Funds which each seek to achieve their investment objectives by investing all of their respective investable assets in one or more separate diversified portfolios (each a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust ("Master Trust") a registered, open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Master Portfolios as partnership investments and record daily their share of the Master Portfolio's income, expenses and realized and unrealized gain and loss. The financial statements of the Master Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

     On May 8, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the reorganization of the Wells Fargo Variable Rate Government Fund into the Wells Fargo Limited Term Government Income Fund of the Trust. Effective at the close of business on November 16, 2001, the Wells Fargo Limited Term Government Income Fund acquired all of the net assets of the Wells Fargo Variable Rate Government Fund. The Wells Fargo Variable Rate Government Fund exchanged its 4,740,035 shares (valued at $43,508,333) for 4,334,441 shares of the Wells Fargo Limited Term Government Income Fund. The net assets of the Wells Fargo Variable Rate Government Fund included unrealized appreciation of $372,874.

     On November 6, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the reorganization of the Wells Fargo Corporate Bond Fund into the Wells Fargo Income Plus Fund of the Trust. Effective at the close of business on May 17, 2002, the Wells Fargo Income Plus Fund acquired all of the net assets of the Wells Fargo Corporate Bond Fund. The Wells Fargo Corporate Bond Fund Class A exchanged its 618,695 shares (valued at $5,645,884) for 526,101 Class A shares of the Wells Fargo Income Plus Fund. The Wells Fargo Corporate Bond Fund Class B exchanged its 1,237,884 shares (valued at $11,299,183) for 1,052,359 Class B shares of the Wells Fargo Income Plus Fund. The Wells Fargo Corporate Bond Fund Class C exchanged its 274,680 shares (valued at $2,506,976) for 233,533 Class C shares of the Wells Fargo Income Plus Fund. The net assets of the Wells Fargo Corporate Bond Fund included unrealized appreciation of $233,104.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Securities held in the Master Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

     Dividend income is recognized on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FOREIGN CURRENCY CONTRACTS
     The Income Plus Fund has entered into foreign currency contracts to hedge exposure to fluctuations in foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt at a specified price. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Fund entering into offsetting commitments. Risks of entering into forward contracts include certain market risks and the potential inability of the counterparty to meet the terms of the contract. As of November 30, 2002, the terms of the Income Plus Fund's outstanding forward contracts were as follows:

                                CURRENCY                                         CURRENCY     NET UNREALIZED
                              AMOUNT TO BE                                     AMOUNT TO BE    APPRECIATION/
        FUND                    DELIVERED          TYPE           SETTLE DATE    RECEIVED     (DEPRECIATION)

     Income Plus                   144,000    British Pounds        12/09/02        224,668             705
                                   565,000   Canadian Dollar        01/30/03        357,889          (1,947)
                                   714,000       Euro Dollar        12/06/02        698,656         (11,460)
                                   381,000       Euro Dollar        12/13/02        371,116          (7,673)
                                   185,000       Euro Dollar        12/20/02        180,578          (3,291)
                                   494,000       Euro Dollar        01/03/03        485,468          (5,201)
                                   115,000       Euro Dollar        01/10/03        114,385             195
                                   614,000       Euro Dollar        01/17/03        600,504          (8,995)
                                   610,000       Euro Dollar        01/31/03        596,909          (8,253)
                                72,885,000      Japanese Yen        01/21/03        597,795           1,741

SECURITY LOANS
     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund.

     As of November 30, 2002, the value of securities on loan and the value of the related collateral was as follows:

     FUND                                         SECURITIES       COLLATERAL
     Income Fund                                $  190,985,558   $  193,519,137
     Income Plus Fund                               21,504,938       21,623,791
     Intermediate Government Income Fund            66,116,058       67,567,719
     Limited Term Government Income Fund            38,356,842       39,289,186

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends to shareholders from net investment income, if any, are declared and distributed monthly, with the exception of the Income and Limited Term Government Income Funds, for which dividends from net investment income are declared daily and distributed monthly. Prior to November 25, 2000, the Diversified Bond Fund declared and distributed annually dividends from net investment income. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code (the
   Code), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2002.

     The following Funds had estimated net capital loss carryforwards at May 31, 2002, which are available to offset future net realized capital gains:

                                                                  CAPITAL LOSS
     FUND                                       YEAR EXPIRES     CARRYFORWARDS
     Income Fund                                        2004         7,757,866
                                                        2006           343,663
                                                        2006           109,461
                                                        2007        10,845,768
                                                        2007         1,007,919
                                                        2008             3,879
                                                        2008        11,139,881
                                                        2008         1,224,117

                                                                  CAPITAL LOSS
     FUND                                       YEAR EXPIRES     CARRYFORWARDS
                                                        2009         1,017,826
     Income Plus Fund                                   2006           234,156
                                                        2007            31,798
                                                        2007           881,276
                                                        2008         1,142,744
                                                        2008           546,883
                                                        2009         3,631,688
                                                        2009           163,187
                                                        2010         1,290,485
     Intermediate Government Income Fund                2003         7,955,237
                                                        2004        12,665,649
                                                        2005         1,603,624
                                                        2006            44,683
                                                        2007         8,447,151
                                                        2007           351,674
                                                        2008        17,842,339
                                                        2008               149
     Limited Term Government Income Fund                2003         2,482,931
                                                        2003         7,074,103
                                                        2004           753,400
                                                        2006         1,835,884
                                                        2007           676,044
                                                        2007         2,040,910
                                                        2008            87,972
                                                        2008         1,334,044
                                                        2009           471,758
     Stable Income Fund                                 2003         2,790,993
                                                        2003             8,234
                                                        2004           208,200
                                                        2004           226,204
                                                        2005            16,722
                                                        2005            95,977
                                                        2006            95,212
                                                        2007           106,433
                                                        2008           134,663
                                                        2008            50,735
                                                        2009            88,159

     At May 31, 2002, the following Funds had a Post-October capital loss, which is treated as realized for tax purposes on the first day of the current fiscal year.

     Diversified Bond Fund                      $  3,134,651
     Income Fund                                $  6,926,128
     Income Plus Fund                           $  1,146,567
     Stable Income Fund                         $  1,509,306
     Tactical Maturity Bond Fund                $    318,023

3. ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     Pursuant to the contract on behalf of the Funds, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

     FUND                                     % OF AVERAGE DAILY NET ASSETS
     High Yield Bond Fund                                   0.60
     Income Fund                                            0.50
     Income Plus Fund                                       0.60
     Intermediate Government Income Fund                    0.50
     Limited Term Government Income Fund                    0.50

     The Diversified Bond Fund is invested in various Master Portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of the Diversified Bond Fund's average daily net assets for providing advisory services, including the determination of the asset allocation of the Fund's investments in the various Master Portfolios. Funds Management also acts as adviser to the Stable Income Fund and the Tactical Maturity Bond Fund, but does not receive an advisory fee as long as the Stable Income Fund and the Tactical Maturity Bond Fund invest all (or substantially all) of their assets in a single Master Portfolio of Master Trust. Each of these Funds may withdraw its investment from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and any corresponding sub-adviser) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Master Portfolios, Funds Management (and any corresponding sub-adviser) does not receive any compensation. See note 3 to the Notes to Financial Statements of the Master Portfolios elsewhere in this report for a description of these advisory agreements.

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, acts as investment sub-adviser to the Income, Income Plus, Intermediate Government Income and Limited Term Government Income Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services for each Fund except the Income Plus Fund, a fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. For the Income Plus Fund, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a fee at the annual rate of 0.20% of the Funds average daily net assets up to $400 million, 0.175% for the next $400 million and 0.15% of the Funds average daily net assets in excess of $800 million.

     Sutter Advisors LLC ("Sutter") acts as investment sub-adviser to the High Yield Bond Fund. Sutter is entitled to receive from Funds Management, as compensation for its sub-advisory services to the High Yield Bond Fund, a fee at the annual rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of the next $50 million in net assets, and 0.30% of net assets over $100 million.

4. DISTRIBUTION FEES
     The Trust has adopted a Distribution Plan for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the period ended November 30, 2002 are disclosed on the Statement of Operations.

5. ADMINISTRATION FEE
     The Trust has entered into administration agreements on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT
     The Trust has entered into a transfer agency contract on behalf of the Funds with Boston Financial Data Services, Inc. ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex based fee from all the Funds of the Trust and Wells Fargo Variable Trust. WFB has been engaged by BFDS to provide sub-transfer agency services to the Funds. The Transfer agency fees paid by the Funds for the period ended November 30, 2002 are disclosed on the Statement of Operations.

7. SHAREHOLDER SERVICING FEES
     The Trust has also entered into contracts on behalf of the Funds with numerous shareholder serving agents, whereby the Funds are charged an annual rate of 0.25% of average daily net assets for Class A, Class B, and Class C for these services. No fee is charged for Institutional Class shares.

     The shareholder servicing fees paid on behalf of the Funds for the period ended November 30, 2002 were as follows:

                                                                                          INSTITUTIONAL
     FUND                                        CLASS A      CLASS B       CLASS C            CLASS
     Diversified Bond Fund                      $     N/A    $     N/A     $     N/A          $     0
     High Yield Bond Fund                             342            0             0              N/A
     Income Fund                                   48,052       22,487           N/A                0
     Income Plus Fund                              24,933       57,807         9,650              N/A
     Intermediate Government Income Fund          234,180       87,770        25,627              N/A
     Limited Term Government Income Fund           84,388       30,510           N/A                0
     Stable Income Fund                           121,590       36,507             0              N/A
     Tactical Maturity Bond Fund                      N/A          N/A           N/A                0

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to each Fund, except the High Yield Bond Fund. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out of pocket expenses reasonably incurred in providing these services.

     Effective November 29, 2002, PFPC, Inc. ("PFPC") provides portfolio accounting services for the High Yield Bond Fund. For these services, PFPC is entitled to receive an annual asset based complex fee, an annual fee of $20,000 from the Fund and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     The Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), an affiliated party, whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. In addition, Wells Fargo Bank, MN does not receive a custodial fee for any Fund that invests its assets in one or more Master Portfolios.

9. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended November 30, 2002, were waived by Funds Management.

10. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the period ended November 30, 2002, were as follows:

AGGREGATE PURCHASES AND SALES

     FUND                                     PURCHASES AT COST   SALES PROCEEDS
     Diversified Bond Fund                    $      85,343,915   $   95,141,866
     High Yield Bond Fund                            25,000,000                0
     Income Fund                                    596,116,876      621,948,618
     Income Plus Fund                                35,679,465       32,432,610
     Intermediate Government Income Fund            481,346,439      444,506,892
     Limited Term Government Income Fund            163,849,943      148,838,587
     Stable Income Fund                             246,779,119      153,709,416
     Tactical Maturity Bond Fund                      3,630,330        2,851,545

11. BANK BORROWINGS
     All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the period ended November 30, 2002.

MASTER PORTFOLIOS      PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2002 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 9.47%
$  3,000,000  BankAmerica Manufactured Housing Contract Series 1997-1 Class A8               6.72%        06/10/23     $  3,164,748
   2,725,000  Chase Credit Card Master Trust Series 2001-3 Class C+/-                        2.23         09/15/06        2,724,924
   2,700,000  Citibank Credit Card Issuance Trust Series 2001-C3 Class C3                    6.65         05/15/08        2,893,123
   1,800,000  ContiMortgage Home Equity Loan Trust Series 1997-4 Class A7                    6.63         09/15/16        1,857,098
   1,438,132  EQCC Home Equity Loan Trust Series 1996-2 Class A4                             7.50         06/15/21        1,464,891
   3,305,539  EQCC Home Equity Loan Trust Series 1997-2 Class A9                             6.81         08/15/28        3,419,666
     615,979  GE Capital Mortgage Services Incorporated Series 1997-HE2 Class A7             7.12         06/25/27          647,419
   4,026,585  Green Tree Financial Corporation Series 1997-7 Class A8                        6.86         07/15/29        4,045,522
   3,115,000  Green Tree Home Equity Loan Trust Series 1999-A Class M1                       6.92         08/15/26        3,230,476
   2,500,000  Green Tree Home Equity Loan Trust Series 1999-C Class M2                       8.36         07/15/30        2,678,583
   1,439,281  Household Consumer Loan Trust Series 1997-1 Class A1+/-                        1.51         03/15/07        1,433,882
   2,684,079  Household Consumer Loan Trust Series 1997-2 Class A1+/-                        1.56         11/15/07        2,673,383
   7,500,000  Lehman Brothers Series LB Class A3B+                                           5.50         01/01/23        7,640,625
   1,721,147  Pass-Through Amortizing Credit Card Trusts Series 2002-1A Class A2FL+/-        2.73         06/18/12        1,715,769
   5,518,000  Rental Car Finance Corporation Series 1997-1 Class                             6.70         09/25/07        5,995,208
   4,500,000  Residential Funding Mortgage Series 2002-H13 Class                             5.98         08/25/19        4,630,541
   4,349,184  Saxon Asset Securities Trust Series 1999-2 Class AF6                           6.42         03/25/14        4,568,691
   2,000,000  World Omni Automobile Lease Securitization Series 2001-AA Class B+/- +         2.29         07/20/07        1,982,328

TOTAL ASSET BACKED SECURITIES (COST $55,290,635)                                                                         56,766,877
                                                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.31%
     526,318  American Housing Trust Series VI Class 1-I                                     9.15         05/25/20          539,976
   1,500,000  Asset Securitization Corporation Series 1997-D4 Class A1C                      7.42         04/14/29        1,624,590
   1,464,694  Bank of America Mortgage Securities Series 2001-C Class B1+/-                  6.19         07/25/31        1,491,585
   1,972,388  Bank of America Mortgage Securities Series 2001-E Class B1+/-                  6.25         09/25/31        2,009,447
   3,000,000  Countrywide Funding Corporation Series 1994-2 Class A11                        6.50         02/25/09        3,053,790
   3,019,135  Countrywide Mortgage Backed Securities Incorporated Series 1993-E              6.50         01/25/24        3,087,639
   1,015,056  Housing Securities Incorporated Series 1995-B Class A1A+/-                     4.95         11/25/28        1,024,287
     389,211  LF Rothschild Mortgage Trust Series 2 Class Z                                  9.95         08/01/17          435,442
   4,750,000  Merrill Lynch Mortgage Investors Incorporated Series 1997-C1 Class A3          7.12         06/18/29        5,242,475
   1,350,898  Nationslink Funding Corporation Series 1999-SL Class                           7.56         11/10/30        1,450,455
   3,259,750  Prudential Home Mortgage Securities Series 1993-57 Class A9                    6.50         12/25/23        3,337,039
   5,244,500  Vendee Mortgage Trust Series 1992-2 Class G                                    7.25         02/15/19        5,473,632
   3,000,000  Washington Mutual Series 2002-AR4 Class A8+/-                                  5.58         04/26/32        3,071,757

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $30,040,840)                                                             31,842,114
                                                                                                                       ------------

CORPORATE BONDS & NOTES - 36.77%

AGRICULTURAL PRODUCTION-CROPS - 0.14%
     825,000  Dole Foods Company#                                                            7.25         05/01/09          804,222
                                                                                                                       ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.35%
   2,100,000  Tommy Hilfiger USA Incorporated                                                6.50         06/01/03        2,110,500
                                                                                                                       ------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
BUSINESS SERVICES - 1.48%
$  2,300,000  First Data Corporation MTN Series D                                            5.80%        12/15/08     $  2,466,333
   3,635,000  Oracle Corporation#                                                            6.72         02/15/04        3,774,566
     400,000  Thomson Corporation                                                            6.20         01/05/12          420,783
   2,250,000  Time Warner Companies Incorporated                                             7.57         02/01/24        2,197,580

                                                                                                                          8,859,262
                                                                                                                       ------------

CHEMICALS & ALLIED PRODUCTS - 1.66%
   2,400,000  Athena Neuro Finance LLC                                                       7.25         02/21/08        1,200,000
   1,450,000  Dial Corporation                                                               7.00         08/15/06        1,556,491
   1,900,000  Olin Corporation                                                               9.13         12/15/11        2,107,512
   2,450,000  RPM International Incorporated                                                 7.00         06/15/05        2,519,798
   1,625,000  Watson Pharmaceuticals Incorporated                                            7.13         05/15/08        1,662,159
     850,000  Wyeth                                                                          6.70         03/15/11          915,852

                                                                                                                          9,961,812
                                                                                                                       ------------

COMMUNICATIONS - 1.29%
   1,735,000  Clear Channel Communications Incorporated                                      7.88         06/15/05        1,841,612
   2,000,000  Cox Enterprises Incorporated+                                                  8.00         02/15/07        2,118,128
   1,495,000  Qwest Corporation                                                              5.63         11/15/08        1,285,700
   2,500,000  Sprint Capital Corporation                                                     5.70         11/15/03        2,474,103

                                                                                                                          7,719,543
                                                                                                                       ------------

DOMESTIC DEPOSITORY INSTITUTIONS - 6.75%
   3,300,000  Associated Banc-Corp                                                           6.75         08/15/11        3,534,748
   3,000,000  Bank One Capital IV+/-                                                         3.31         09/01/30        2,988,645
   1,750,000  Bank One Corporation                                                           7.63         08/01/05        1,948,765
   5,000,000  BankAmerica Capital III+/-                                                     2.35         01/15/27        4,366,660
   2,250,000  BB&T Corporation                                                               6.50         08/01/11        2,468,101
   5,000,000  Chase Capital VI+/-                                                            2.33         08/01/28        4,214,900
   3,000,000  City National Bank                                                             6.75         09/01/11        3,163,479
   1,750,000  Colonial Bank                                                                  9.38         06/01/11        1,855,324
     750,000  Corestates Capital II+/- +                                                     2.42         01/15/27          684,401
   3,200,000  First American Corporation                                                     7.25         05/01/06        3,502,013
   2,000,000  First Union National Bank                                                      7.80         08/18/10        2,355,620
   3,000,000  Firstar Bank NA#                                                               7.13         12/01/09        3,362,787
   1,750,000  Old Kent Financial Corporation                                                 6.63         11/15/05        1,874,724
     885,000  United Missouri Bancshares MTN                                                 7.30         02/24/03          896,393
   1,425,000  US Bank NA Minnesota MTN                                                       6.38         08/01/11        1,557,709
   1,500,000  Washington Mutual Bank                                                         6.88         06/15/11        1,640,948

                                                                                                                         40,415,217
                                                                                                                       ------------

EATING & DRINKING PLACES - 0.23%
   1,325,000  Aramark Services Incorporated                                                  6.75         08/01/04        1,373,056
                                                                                                                       ------------

EDUCATIONAL SERVICES - 0.67%
   3,750,000  Stanford University MTN Series A                                               6.16         04/30/11        4,034,479
                                                                                                                       ------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.55%
$  2,000,000  Duke Energy Field Services                                                     7.50%        08/16/05     $  2,062,010
   1,134,146  Niagara Mohawk Power Corporation Series F                                      7.63         10/01/05        1,224,611
                                                                                                                       ------------
                                                                                                                          3,286,621

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
 EXCEPT COMPUTER EQUIPMENT - 0.52%
   1,200,000  Hynix Semiconductor American Incorporated+                                     8.25         05/15/04          935,158
   2,109,000  Philips Electronics                                                            6.75         08/15/03        2,165,871

                                                                                                                          3,101,029
                                                                                                                       ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.22%
   1,250,000  Masco Corporation                                                              6.75         03/15/06        1,340,345
                                                                                                                       ------------

FOOD & KINDRED PRODUCTS - 1.23%
     850,000  Campbell Soup Company+/-                                                       2.25         10/18/03          852,596
   1,780,000  ConAgra Foods Incorporated                                                     7.50         09/15/05        1,972,758
   1,500,000  General Mills Incorporated                                                     6.00         02/15/12        1,595,732
     650,000  Kellogg Company Series B                                                       6.00         04/01/06          699,642
   2,225,000  PepsiAmericas Incorporated                                                     7.50         02/01/03        2,242,218

                                                                                                                          7,362,946
                                                                                                                       ------------

HEALTH SERVICES - 0.63%
   2,800,000  AARP+                                                                          7.50         05/01/31        3,044,849
     850,000  HEALTHSOUTH Corporation+                                                       7.63         06/01/12          705,500

                                                                                                                          3,750,349
                                                                                                                       ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.02%
   3,000,000  Manufacturers & Traders Trust Company                                          8.00         10/01/10        3,494,016
   1,300,000  Monumental Global Funding II+                                                  6.05         01/19/06        1,367,224
   2,500,000  Toll Road Investment Partnership II LP+ ++                                     7.09         02/15/15        1,235,028

                                                                                                                          6,096,268
                                                                                                                       ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.44%
   1,520,000  Marriott International Series B                                                6.88         11/15/05        1,607,158
   1,000,000  MGM MIRAGE Incorporated                                                        6.95         02/01/05        1,016,467

                                                                                                                          2,623,625
                                                                                                                       ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.07%
   3,000,000  Applied Materials Incorporated MTN Series 1                                    7.00         09/06/05        3,228,126
     600,000  Applied Materials Incorporated MTN Series A                                    6.70         09/06/05          640,978
   1,200,000  Pall Corporation+                                                              6.00         08/01/12        1,215,685
   1,400,000  Solectron Corporation Series B#                                                7.38         03/01/06        1,330,000

                                                                                                                          6,414,789
                                                                                                                       ------------

INSURANCE CARRIERS - 5.96%
   2,000,000  Allstate Financial Global Funding+                                             6.50         06/14/11        2,139,176
   2,000,000  American General Corporation                                                   7.75         04/01/05        2,219,006
   2,000,000  AON Corporation#                                                               6.90         07/01/04        2,034,272

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
INSURANCE CARRIERS (CONTINUED)
$  1,000,000  Equitable Life Assurance Society+                                              6.95%        12/01/05     $  1,054,880
   2,000,000  ING Group                                                                      8.00         10/30/06        2,197,992
   1,850,000  ING Group MTN                                                                  7.13         03/01/03        1,871,258
   3,250,000  Lincoln National Corporation                                                   7.25         05/15/05        3,457,448
     750,000  Lincoln National Corporation#                                                  6.20         12/15/11          752,775
   2,200,000  Markel Corporation                                                             7.20         08/15/07        2,185,889
   2,825,000  Mass Mutual Life+                                                              7.63         11/15/23        3,018,990
   2,450,000  Minnesota Life Insurance Company+                                              8.25         09/15/25        2,782,075
   3,000,000  Pacific Mutual Life Series DTC+                                                7.90         12/30/23        3,203,664
   1,650,000  Protective Life US Funding+                                                    5.88         08/15/06        1,749,391
   2,450,000  Prudential Financial+                                                          7.65         07/01/07        2,727,257
   2,100,000  Reinsurance Group of America+                                                  7.25         04/01/06        2,262,204
   2,000,000  Unitrin Incorporated                                                           5.75         07/01/07        2,056,100

                                                                                                                         35,712,377
                                                                                                                       ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
 MEDICAL & OPTICAL GOODS - 0.46%
   1,000,000  Bausch & Lomb Incorporated                                                     6.75         12/15/04          996,191
   1,750,000  Raytheon Company                                                               6.75         03/15/18        1,736,368

                                                                                                                          2,732,559
                                                                                                                       ------------

METAL MINING - 0.20%
   1,200,000  Phelps Dodge Corporation                                                       6.38         11/01/04        1,206,044
                                                                                                                       ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.07%
   3,600,000  Cargill Incorporated                                                           8.35         02/12/11        3,829,864
   2,500,000  Ford Motor Credit Company+                                                     7.50         03/15/05        2,543,433
   1,700,000  General Motors Acceptance Corporation                                          5.85         01/14/09        1,601,205
     875,000  John Hancock Global Funding II+                                                7.90         07/02/10          992,646
   3,075,000  Mellon Funding Corporation                                                     7.50         06/15/05        3,421,051

                                                                                                                         12,388,199
                                                                                                                       ------------

OIL & GAS EXTRACTION - 1.69%
   2,300,000  Anadarko Petroleum Corporation                                                 5.00         10/01/12        2,259,532
   1,300,000  Conoco Incorporated                                                            6.35         04/15/09        1,409,632
   1,500,000  Northern Natural Gas+                                                          5.38         10/31/12        1,450,116
   2,100,000  Ocean Energy Incorporated Series B                                             8.25         07/01/18        2,399,557
   2,500,000  Transocean Incorporated                                                        6.75         04/15/05        2,639,815

                                                                                                                         10,158,652
                                                                                                                       ------------

PAPER & ALLIED PRODUCTS - 0.72%
   1,100,000  Fort James Corporation+                                                        6.70         11/15/03        1,083,500
   1,750,000  International Paper Company                                                    6.75         09/01/11        1,894,963
   1,250,000  MeadWestvaco Corporation#                                                      6.85         04/01/12        1,344,308

                                                                                                                          4,322,771
                                                                                                                       ------------

PERSONAL SERVICES - 0.21%
   1,200,000  Cintas Corporation+                                                            6.00         06/01/12        1,273,967
                                                                                                                       ------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 0.37%
$  1,520,000  Coastal Corporation#                                                           6.50%        05/15/06     $  1,208,400
   1,000,000  Marathon Oil Corporation                                                       6.13         03/15/12        1,034,568

                                                                                                                          2,242,968
                                                                                                                       ------------

PRIMARY METAL INDUSTRIES - 0.38%
   2,000,000  Alcoa Incorporated                                                             7.38         08/01/10        2,299,144
                                                                                                                       ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.99%
     475,000  American Greetings Corporation                                                 6.10         08/01/28          447,688
   3,325,000  Scholastic Corporation                                                         7.00         12/15/03        3,459,174
   1,750,000  Viacom Incorporated                                                            7.70         07/30/10        2,032,058

                                                                                                                          5,938,920
                                                                                                                       ------------

REAL ESTATE - 0.60%
   3,000,000  Susa Partnership LP                                                            8.20         06/01/17        3,580,965
                                                                                                                       ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.35%
   2,000,000  Charles Schwab Corporation MTN Series A                                        6.25         01/23/03        2,012,693
   2,000,000  Charles Schwab Corporation MTN Series A                                        6.88         09/02/03        2,074,478
   2,000,000  Merrill Lynch & Company MTN+/-                                                 1.82         05/22/06        1,982,124
   2,500,000  Morgan Stanley#                                                                6.10         04/15/06        2,666,558
   2,650,000  Paine Webber Group Incorporated                                                6.45         12/01/03        2,774,749
   1,250,000  Paine Webber Group Incorporated MTN Series D                                   6.90         08/15/03        1,295,229
   1,175,000  Salomon Smith Barney#                                                          5.88         03/15/06        1,257,348

                                                                                                                         14,063,179
                                                                                                                       ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.32%
   1,831,105  3M Employee Stock Ownership Plan+                                              5.62         07/15/09        1,936,870
                                                                                                                       ------------

TRANSPORTATION BY AIR - 1.33%
   1,231,060  Continental Airlines Incorporated Series 01-1                                  7.03         06/15/11          693,333
   1,932,195  Continental Airlines Incorporated Series 972A                                  7.15         06/30/07        1,642,733
   1,784,401  Continental Airlines Incorporated Series 974C                                  6.80         07/02/07          983,285
     700,000  Delta Air Lines Series 02-1                                                    7.78         01/02/12          578,833
   2,729,827  FedEx Corporation Series 97-B                                                  7.52         01/15/18        2,904,848
     910,000  Northwest Airlines Incorporated Series 991A                                    6.81         02/01/20          767,530
   1,000,000  United Air Lines Incorporated Series 01-1                                      6.83         09/01/08          403,104

                                                                                                                          7,973,666
                                                                                                                       ------------

TRANSPORTATION EQUIPMENT - 0.87%
   1,600,000  DaimlerChrysler NA Holding Corporation#                                        6.90         09/01/04        1,685,546
   2,000,000  Honeywell International#                                                       6.13         11/01/11        2,101,354
   1,500,000  Navistar International Corporation Series B                                    9.38         06/01/06        1,455,000

                                                                                                                          5,241,900
                                                                                                                       ------------

TOTAL CORPORATE BONDS & NOTES (COST $217,819,998)                                                                       220,326,244
                                                                                                                       ------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
FOREIGN BONDS - 0.71% (A)
$  1,505,824  Van Kampen CLO I Limited+/- +                                                  2.06%        10/08/07     $  1,421,121
   1,720,000  Thomson Corporation                                                            6.20         01/05/12        1,809,366
     500,000  Hynix Semiconductor American Incorporated                                      8.25         05/15/04          389,649
     600,000  Philips Electronics                                                            6.75         08/15/03          616,180

TOTAL FOREIGN BONDS (Cost $4,292,887)                                                                                     4,236,316
                                                                                                                       ------------

MUNICIPAL BONDS & NOTES - 3.55%
   2,300,000  Bridgeport CT GO Taxable Pension Bonds FGIC                                    7.33         01/15/07        2,602,634
   3,805,000  Hudson County NJ Improvement Authority Facilities Leasing Revenue              7.40         12/01/25        4,431,379
     890,000  La Crosse WI GO Series B                                                       5.00         12/01/09          902,122
     940,000  La Crosse WI GO Series B                                                       5.20         12/01/10          950,274
   2,000,000  Minneapolis & St Paul MN Metropolitan Airports Commission Series 15            6.05         01/01/12        2,141,220
   3,035,000  Minneapolis MN GO Series A                                                     6.00         02/01/26        3,030,933
   1,000,000  Stratford CT GO                                                                6.28         02/15/09        1,099,360
   5,000,000  Student Loan Finance Association WA Education Facilities Revenue+/-            1.85                         5,000,000
   1,000,000  Texas State GO                                                                 7.15         12/01/09        1,143,590

TOTAL MUNICIPAL BONDS & NOTES (COST $20,103,453)                                                                         21,301,512
                                                                                                                       ------------

US GOVERNMENT AGENCY SECURITIES - 36.75%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 19.92%
      83,795  FHLMC #410425+/-                                                               4.54         09/01/26           85,937
      61,301  FHLMC #410464+/-                                                               4.25         11/01/26           62,392
     453,300  FHLMC #606279+/-                                                               3.88         02/01/15          460,179
     156,753  FHLMC #846367+/- #                                                             5.00         04/01/29          161,075
   4,849,211  FHLMC Series 1675 Class KZ                                                     6.50         02/15/24        5,021,727
   6,289,395  FHLMC Series 2117 Class MK                                                     6.00         02/15/11        6,509,618
   4,596,337  FHLMC Series 2146 Class VB                                                     6.00         12/15/14        4,804,886
   4,000,000  FHLMC Series 2218 Class B#                                                     6.00         11/15/27        4,134,628
   5,930,000  FHLMC Series 2358 Class PD#                                                    6.00         09/15/16        6,180,602
  10,000,000  FHLMC Series 2360 Class PE                                                     6.00         11/15/13       10,419,970
  12,500,000  FHLMC Series 2363 Class PF#                                                    6.00         09/15/16       13,055,025
   5,232,000  FHLMC Series 2399 Class XP                                                     6.50         10/15/25        5,447,124
  16,300,000  FHLMC Series 2416 Class PE                                                     6.00         10/15/21       16,887,452
   8,000,000  FHLMC Series 2416 Class PF                                                     6.00         08/15/18        8,319,384
  15,000,000  FHLMC Series 2426 Class GJ                                                     6.00         03/15/32       15,247,485
   8,000,000  FHLMC Series 2430 Class GB                                                     6.50         08/15/26        8,305,824
   2,000,000  FHLMC Series 2439 Class LG                                                     6.00         09/15/30        2,057,126
   5,000,000  FHLMC Series 37 Class H                                                        6.00         01/17/21        5,262,530
   6,388,093  FHLMC Series T-20 Class A6                                                     7.49         09/25/29        6,960,076

                                                                                                                        119,383,040
                                                                                                                       ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.10%
   7,225,000  FNMA                                                                           6.50         11/25/42        7,520,773
      55,278  FNMA #342042+/-                                                                5.10         06/01/25           57,165
      97,714  FNMA #344689+/-                                                                4.92         11/01/25          100,031
      97,950  FNMA #344692+/-                                                                4.72         10/01/25          100,198

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$     93,338  FNMA #347712+/-                                                                4.63%        06/01/26     $     94,801
   4,721,454  FNMA #375168                                                                   7.13         06/01/04        4,929,803
   2,486,448  FNMA #375462                                                                   6.61         11/01/07        2,732,917
   4,740,972  FNMA #380581                                                                   6.17         08/01/08        5,130,666
   3,935,286  FNMA #383017+/-                                                                6.49         01/01/08        4,297,446
   5,333,558  FNMA #535476+/-#                                                               6.50         07/01/29        5,517,080
   1,728,783  FNMA #557072+/-                                                                3.58         06/01/40        1,751,119
   1,378,092  FNMA #73272                                                                    6.48         12/01/05        1,480,760
   3,282,433  FNMA #73919                                                                    6.80         01/01/04        3,366,244
      85,410  FNMA Series 1988-5 Class Z                                                     9.20         03/25/18           94,097
   2,080,776  FNMA Series 1994-30 Class M                                                    6.50         02/25/24        2,149,520
   2,000,000  FNMA Series 1998-M6 Class A2+/-                                                6.32         08/15/08        2,143,694
   7,500,000  FNMA Series 2001-5 Class OR+/- #                                               6.00         01/25/12        7,691,160
   5,000,000  FNMA Series 2001-M1 Class B+/- #                                               6.12         05/25/13        5,349,525

                                                                                                                         54,506,999
                                                                                                                       ------------

GENERAL NATIONAL MORTGAGE ASSOCIATION - 7.73%
   7,000,000  GNMA#                                                                          7.00         03/15/03        7,529,067
   3,533,394  GNMA #448735#                                                                  7.68         06/15/42        3,953,540
   2,573,918  GNMA #450810                                                                   7.60         05/15/42        2,866,179
     952,612  GNMA #473917                                                                   7.00         04/15/28        1,003,315
   7,000,000  GNMA #525459                                                                   7.25         01/15/04        7,622,762
   2,491,359  GNMA #525830                                                                   7.60         12/15/41        2,772,784
   4,220,461  GNMA #531837                                                                   7.70         04/15/42        4,732,167
   2,000,000  GNMA #531964                                                                   7.72         11/15/03        2,250,520
   6,000,000  GNMA #533857                                                                   7.35         01/15/03        6,622,853
   2,244,692  GNMA #543648                                                                   7.25         04/15/42        2,509,447
   4,223,573  GNMA #780626#                                                                  7.00         08/15/27        4,456,063

                                                                                                                         46,318,697
                                                                                                                       ------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $207,967,987)                                                               220,208,736
                                                                                                                       ------------

US TREASURY SECURITIES - 5.23%

US TREASURY BONDS - 3.21%
  11,560,000  US Treasury Bonds#                                                             6.75         08/15/26       13,924,378
   4,843,670  US Treasury Bonds                                                              3.38         04/15/32        5,332,580

                                                                                                                         19,256,958
                                                                                                                       ------------

US TREASURY NOTES - 1.11%
   6,239,760  US Treasury Notes                                                              3.50         01/15/11        6,674,596
                                                                                                                       ------------

US TREASURY STRIPS - 0.91%
  10,000,000  US Treasury Strips Series SO++ #                                               5.77         02/15/15        5,454,150

TOTAL US TREASURY SECURITIES (COST $30,674,202)                                                                          31,385,704
                                                                                                                       ------------

SHARES        SECURITY NAME                                                                                                VALUE
SHORT-TERM INVESTMENTS - 4.14%
  24,809,835  Wells Fargo Cash Investment Fund ~                                                                    $    24,809,835
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $24,809,835)                                                                          24,809,835
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $590,999,837)*                                    101.93%                                                    $   610,877,338
Other Assets and Liabilities, Net                         (1.93)                                                        (11,580,712)
                                                     ----------                                                     ---------------
TOTAL NET ASSETS                                         100.00%                                                    $   599,296,626
                                                     ----------                                                     ---------------

(a) Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.
+ Securities that may be resold to "Qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Advisor based on procedures approved by the board of directors.
+/- Variable rate securities.
^   Yield to maturity.
++  Zero coupon bond. Interest rate presented is yield to maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
#   Securities pledge as collateral for swaps. (See Note 2)
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation consists of:

    Gross Unrealized Appreciation                              $  26,113,865
    Gross Unrealized Depreciation                                 (6,236,364)
                                                               -------------
    NET UNREALIZED APPRECIATION                                $  19,877,501

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STABLE INCOME PORTFOLIO

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 16.91%
$  2,000,000  Bank One Issuance Trust Series 2002 Class C2+/-                                2.79%        05/15/08    $   1,998,300
   2,595,000  BankAmerica Manufactured Housing Contract Series 1997-1 Class A8               6.73         06/10/23        2,737,507
   4,000,000  Capital Automotive Receivables Asset Trust Series 2000-1 Class A5+/-           1.46         07/15/06        4,000,352
   3,500,000  Chase Credit Card Master Trust Series 2000-2 Class B+/-                        1.67         07/15/05        3,500,700
   6,000,000  Chase Credit Card Master Trust Series 2000-3 Class B+/-                        1.73         01/15/08        5,996,418
   2,000,000  Chase Credit Card Master Trust Series 2001-3 Class C+/-                        2.23         09/15/06        1,999,944
   6,000,000  Chesapeake Funding LLC Series 2002 Class A1+/-                                 2.00         06/07/07        6,003,204
   5,000,000  Chevy Chase Master Credit Card Trust Series 1998-A Class B+/-                  1.78         10/16/06        5,004,900
   2,249,790  Countrywide Asset-Backed Certificates Series 2001-1 Class AF3                  6.10         08/25/26        2,271,628
   1,314,766  Countrywide Home Equity Loan Trust Series 2000-B Class A2+/-                   1.61         08/15/26        1,306,305
   3,250,000  Daimler Chrysler Auto Trust Series 2000-E Class A4                             6.16         01/08/06        3,422,234
   1,737,125  EQCC Home Equity Loan Trust Series 1998-4 Class A1F+/-                         1.82         01/15/29        1,738,680
   5,440,000  First Plus Home Loan Trust Series 1997-3 Class A8                              7.55         11/10/23        5,547,745
   5,000,000  First USA Credit Card Master Trust Series 1999-1 Class B+/-                    2.23         10/19/06        5,010,915
   4,750,000  Ford Motor Credit Auto Owner Trust Series 2000-F Class A3                      6.58         11/15/04        4,946,740
   2,725,621  Green Tree Financial Corporation Series 1993-4 Class A4                        6.60         01/15/19        2,786,760
   1,515,203  Household Consumer Loan Trust Series 1997-1 Class A3+/-                        1.73         03/15/07        1,489,187
   1,971,729  Household Consumer Loan Trust Series 1997-2 Class A3+/-                        1.78         11/15/07        1,935,800
   7,559,564  Household Home Equity Loan Trust Series 2002-2 Class A+/-                      1.69         04/20/32        7,548,050
   6,806,089  IMC Home Equity Loan Trust Series 1998-3 Class A6                              6.40         04/20/26        6,966,815
   4,952,907  Oakwood Mortgage Investors Incorporated Series 2000-A Class A2                 7.77         05/15/17        5,196,149
   1,290,861  Pass-Through Amortizing Credit Card Trusts Series 2002-1A Class A1FL+ +/-      2.13         06/18/12        1,288,440
   1,635,090  Pass-Through Amortizing Credit Card Trusts Series 2002-1A Class A2FL+ +/-      2.73         06/18/12        1,629,980
   2,533,333  Rental Car Finance Corporation Series 1997-1 Class A2+                         6.45         08/25/05        2,576,468
   6,000,000  Residential Asset Securities Corporation Series 2001-KS1 Class AI3             5.85         02/25/26        6,079,800
   4,796,890  Residential Funding Mortgage Series 2000-HS1+/-                                1.63         09/20/30        4,767,936
   1,141,884  Sequoia Mortgage Trust Series 2 Class AI+/-                                    3.37         10/25/24        1,132,822
   5,000,000  Superior Wholesale Inventory Series 2001-A6 Class A+/-                         1.47         01/16/06        5,000,995
   2,432,343  Toyota Auto Receivables Owner Trust Series 2001-B Class A3+/-                  1.46         03/15/05        2,432,037
   5,000,000  Witmer Funding LLC Series 2002-A1 Class A2+ +/-                                1.64         01/20/07        4,995,313
   2,500,000  World Financial Network Credit Card Master Series 2001-A Class A+/-            1.62         06/16/08        2,501,645

TOTAL ASSET BACKED SECURITIES (COST $113,140,218)                                                                       113,813,769
                                                                                                                      -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.91%
   6,094,936  Bank of America Mortgage Securities Incorporated Series 2002-G Class 2A1+/-    7.08         07/20/32        6,398,416
   1,433,027  Countrywide Home Loans Series 2001-23 Class 6A1+/-                             3.74         12/25/31        1,448,387
   2,679,778  GMAC Commercial Mortgage Securities Incorporated Series 1996-C1 Class A1+/-    2.15         10/15/28        2,678,159
   6,000,000  GMAC Mortgage Corporation Loan Trust Series 2001-HE3 Class A2+/-               1.66         03/25/27        5,961,558
     740,145  Housing Securities Incorporated Series 1995-B Class A1A                        4.95         11/25/28          746,876
   6,262,286  IMPAC CMB Trust Series 2001-4 Class A1+/-                                      1.80         12/25/31        6,264,540
   3,500,000  Mall of America Capital Company LLC Series 2000-1 Class A+ +/-                 1.68         03/12/10        3,488,832
   4,310,627  Mellon Residential Funding Corporation Series 2001-TBC1 Class A1+/-            1.73         11/15/31        4,302,307
     322,873  Merrill Lynch Mortgage Investors Incorporated Series 1993-E Class A3+/-        2.50         06/15/18          323,517
     868,730  MLCC Mortgage Investors Incorporated Series 1994-A Class A3+/-                 2.18         07/15/19          873,463
   4,140,469  Nationslink Funding Corporation Series 1999-SL Class A1V+/-                    2.15         11/10/30        4,150,216
     953,575  Nationslink Funding Corporation Series 1999-SL Class D                         7.56         11/10/30        1,023,851

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  4,900,000  Principal Residential Mortgage Capital Series 2001-3A Class A2+ +/-            1.68%        12/20/06    $   4,887,897
   4,172,811  Sasco Floating Rate Mortgage Trust Series 2001-C8A Class A+ +/-                2.24         11/18/10        4,170,575
   4,741,393  Sequoia Mortgage Trust Series 5 Class A+/-                                     1.74         10/19/26        4,726,353
   1,460,653  Vendee Mortgage Trust Series 1997-1 Class 2H                                   7.50         12/15/03        1,493,838
   3,234,346  Vendee Mortgage Trust Series 1998-2 Class 1C                                   6.75         05/15/19        3,252,685
   5,188,927  Vendee Mortgage Trust Series 2001-1 Class 2B                                   7.00         12/15/22        5,301,599
   5,000,000  Vendee Mortgage Trust Series 2002-3 Class B                                    6.00         03/15/21        5,205,200

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $66,403,724)                                                             66,698,269
                                                                                                                      -------------

CORPORATE BONDS & NOTES - 24.01%

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.15%
   1,000,000  PHH Corporation Series MTN                                                     8.13         02/03/03        1,007,750
                                                                                                                      -------------

BUSINESS SERVICES - 0.57%
   2,000,000  Cox Enterprises+ +/-                                                           2.61         05/01/03        1,987,616
   1,750,000  Oracle Corporation#                                                            6.72         02/15/04        1,817,191

                                                                                                                          3,804,807
                                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS - 0.98%
   2,720,000  Eastman Chemical                                                               6.38         01/15/04        2,823,115
   1,300,000  Praxair Incorporated                                                           6.75         03/01/03        1,315,386
   2,250,000  Wyeth                                                                          7.90         02/15/05        2,449,593

                                                                                                                          6,588,094
                                                                                                                      -------------

COMMUNICATIONS - 0.45%
   2,000,000  TCI Communications Incorporated                                                6.38         05/01/03        1,993,606
   1,000,000  Turner Broadcasting                                                            7.40         02/01/04        1,017,630

                                                                                                                          3,011,236
                                                                                                                      -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 3.38%
   2,100,000  Bank of America Corporation MTN Series 1+/-                                    1.68         08/26/05        2,106,804
   2,000,000  FleetBoston Financial Corporation MTN Series P+/-                              2.00         03/27/03        2,000,514
   2,450,000  KeyCorp MTN Series F+/-                                                        2.07         08/30/04        2,447,927
   2,500,000  Marshall & Ilsley Corporation                                                  6.38         07/15/03        2,570,088
   1,200,000  Mercantile Bancorp                                                             7.05         06/15/04        1,283,317
   2,000,000  Old Kent Bank MTN                                                              7.75         08/15/10        2,220,680
   2,000,000  PNC Bank NA                                                                    7.88         04/15/05        2,186,924
     950,000  PNC Funding Corporation+/-                                                     1.93         08/01/03          948,718
   1,500,000  Popular Incorporated MTN Series E+/-                                           3.42         10/15/03        1,512,746
   1,750,000  Republic Bancorp+                                                              6.95         01/15/03        1,755,859
   1,250,000  US Bancorp                                                                     7.63         05/01/05        1,383,174
   2,450,000  Washington Mutual Bank MTN+/- #                                                2.19         07/25/06        2,435,388

                                                                                                                         22,852,139
                                                                                                                      -------------

EATING & DRINKING PLACES - 0.14%
     900,000  Aramark Services Incorporated                                                  6.75         08/01/04          932,642
                                                                                                                      -------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
 EXCEPT COMPUTER EQUIPMENT - 0.64%
$  2,455,000  Dominion Resources Incorporated MTN Series A+/-                                2.39%        07/02/03    $   2,457,477
   1,850,000  Maytag Corporation MTN Series D                                                7.61         03/03/03        1,872,498

                                                                                                                          4,329,975
                                                                                                                      -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.28%
   1,845,000  Masco Corporation                                                              6.13         09/15/03        1,889,612
                                                                                                                      -------------

FEDERAL AGENCIES & INSTRUMENTALITIES - 1.49%
  10,000,000  Student Loan Corporation Series A-9+ +/-                                       2.10         07/01/42       10,000,000
                                                                                                                      -------------

FOOD & KINDRED PRODUCTS - 1.73%
   1,500,000  Campbell Soup Company+/-                                                       2.25         10/18/03        1,504,581
   1,685,000  ConAgra Foods Incorporated+/-                                                  2.48         09/10/03        1,687,499
   1,750,000  General Mills Incorporated MTN Series B                                        8.11         11/18/04        1,923,467
   2,000,000  Heinz (H J) Company+                                                           6.49         11/15/03        2,081,564
   2,150,000  Kellogg Company Series B#                                                      5.50         04/01/03        2,172,745
   2,250,000  Kraft Foods Incorporated+/-                                                    1.63         11/26/04        2,248,727

                                                                                                                         11,618,583
                                                                                                                      -------------

FORESTRY - 0.45%
   3,000,000  Weyerhaeuser Company+/-                                                        3.01         09/15/03        2,998,467
                                                                                                                      -------------

GENERAL MERCHANDISE STORES - 0.22%
   1,500,000  Sears Roebuck & Company                                                        6.25         01/15/04        1,488,498
                                                                                                                      -------------

HOLDING & OTHER INVESTMENT OFFICES - 2.45%
   7,500,000  Collegiate Funding Services Series A-2+ +/-                                    1.55         12/01/41        7,500,000
   2,000,000  Golden Funding Corporation MTN+ +/-                                            2.17         06/21/04        2,004,260
   2,000,000  Monumental Global Funding II+ +/-                                              1.54         05/28/04        2,001,916
   2,500,000  Monumental Life Insurance+/-                                                   1.59         10/16/03        2,499,358
   2,500,000  Structured Asset Repackaged Trust+ +/-                                         1.72         11/28/03        2,503,300

                                                                                                                         16,508,834
                                                                                                                      -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.08%
     500,000  Marriott International Incorporated Series A                                   6.63         11/15/03          511,123
                                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.78%
   1,850,000  Compaq Computer MTN                                                            6.20         05/15/03        1,878,714
   1,350,000  Parker-Hannifin Corporation MTN+/-                                             2.61         10/01/03        1,351,685
   2,000,000  Smith International Incorporated+ +/-                                          2.90         10/15/03        2,002,988

                                                                                                                          5,233,387
                                                                                                                      -------------

INSURANCE CARRIERS - 1.20%
   1,250,000  AON Corporation                                                                6.90         07/01/04        1,271,420
   1,000,000  Lincoln National Corporation                                                   7.25         05/15/05        1,063,830
   1,915,000  Markel Corporation                                                             7.25         11/01/03        1,954,334
   1,850,000  Progressive Corporation                                                        6.60         01/15/04        1,938,043
   1,850,000  Prudential Insurance Company+                                                  6.88         04/15/03        1,879,654

                                                                                                                          8,107,281
                                                                                                                      -------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
 MEDICAL & OPTICAL GOODS - 0.31%
$  2,050,000  Raytheon Company                                                               5.70%        11/01/03    $   2,088,003
                                                                                                                      -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.98%
   2,000,000  American Honda Finance MTN+ +/-                                                1.75         11/15/04        2,007,422
   1,000,000  BB&T Corporation                                                               7.05         05/23/03        1,024,541
   9,650,000  Education Funding Capital Trust I Series 1A1+/-                                2.58         06/01/42        9,650,000
   7,500,000  Education Funding Capital Trust I Series 1A3+/-                                2.86         06/01/42        7,500,000
   2,750,000  Ford Motor Credit Company MTN+/-                                               2.58         03/08/04        2,651,605
   2,000,000  General Electric Capital Corporation MTN Series A+/- #                         1.95         09/15/04        1,999,494
   2,000,000  John Hancock Global Funding II MTN+ +/-                                        2.01         09/12/06        1,987,722

                                                                                                                         26,820,784
                                                                                                                      -------------

OIL & GAS EXTRACTION - 0.54%
   3,490,000  Marathon Oil Corporation                                                       9.63         08/15/03        3,664,573
                                                                                                                      -------------

PAPER & ALLIED PRODUCTS - 0.31%
   2,000,000  International Paper Company                                                    8.00         07/08/03        2,067,666
                                                                                                                      -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.54%
   1,800,000  Conoco Incorporated+/-                                                         2.63         04/15/03        1,804,469
   1,825,000  Valero Energy Corporation+                                                     6.75         12/15/02        1,826,765

                                                                                                                          3,631,234
                                                                                                                      -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.30%
   2,000,000  Viacom Incorporated                                                            6.75         01/15/03        2,010,140
                                                                                                                      -------------

PRIMARY METAL INDUSTRIES - 0.26%
   1,770,000  Alcoa Incorporated+/-                                                          2.06         12/06/04        1,772,763
                                                                                                                      -------------

RAILROAD TRANSPORTATION - 0.32%
   2,000,000  Norfolk Southern Corporation                                                   7.88         02/15/04        2,131,582
                                                                                                                      -------------

REAL ESTATE - 0.16%
   1,000,000  Susa Partnership LP                                                            7.13         11/01/03        1,044,360
                                                                                                                      -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.29%
   2,000,000  Merrill Lynch & Company MTN+/-                                                 1.82         05/22/06        1,982,124
                                                                                                                      -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.40%
   2,000,000  Ashland Incorporated MTN Series I+/-                                           2.38         03/07/03        1,996,368
     700,000  Newell Rubbermaid Incorporated MTN Series A                                    5.70         09/22/03          721,172

                                                                                                                          2,717,540
                                                                                                                      -------------

TRANSPORTATION BY AIR - 0.23%
   1,500,000  FEDEX Corporation                                                              6.63         02/12/04        1,561,497
                                                                                                                      -------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT - 1.38%
$  1,500,000  Boeing Capital Corporation MTN Series X+/-                                     2.23%        10/15/04    $   1,482,726
   2,800,000  Daimler Chrysler NA Holding MTN Series C+/-                                    1.73         08/16/04        2,776,270
   3,050,000  General Dynamics Corporation+/- #                                              2.03         09/01/04        3,053,215
   2,000,000  General Motors Acceptance Corporation MTN+/-                                   2.56         01/20/04        1,967,434

                                                                                                                          9,279,645
                                                                                                                      -------------

TOTAL CORPORATE BONDS & NOTES (COST $161,149,064)                                                                       161,654,339
                                                                                                                      -------------

FOREIGN BONDS - 0.68%(a)
   3,505,000  Ingersoll-Rand Company                                                         5.75         02/14/03        3,530,460
   1,000,000  Placer Dome Incorporated                                                       7.13         05/15/03        1,017,068

TOTAL FOREIGN BONDS (COST $4,537,088)                                                                                     4,547,528
                                                                                                                      -------------

MUNICIPAL BONDS & NOTES - 0.84%
   2,450,000  Connecticut State GO Bonds                                                     6.50         12/01/03        2,557,947
     595,000  Cow Creek Bank Umpqua Tribe of Indians AMBAC Insured Insured+                  6.20         07/01/03          609,935
   1,085,000  Hudson County NJ GO Bonds Remarketed 8/3/98 FSA Insured                        6.09         09/01/05        1,150,903
   1,285,000  Seattle WA GO Bonds Series B                                                   7.10         01/15/04        1,322,149

TOTAL MUNICIPAL BONDS & NOTES (COST $5,401,159)                                                                           5,640,934
                                                                                                                      -------------

MUNICIPAL DEMAND NOTES - 1.04%

ARIZONA - 1.04%
   7,000,000  Arizona Education Loan Marketing Corporation Education Loan RV Series##        1.75         12/01/37        6,999,161

TOTAL MUNICIPAL DEMAND NOTES (COST $6,999,161)                                                                            6,999,161
                                                                                                                      -------------

US GOVERNMENT AGENCY SECURITIES - 33.22%

FEDERAL HOME LOAN BANK - 6.10%
  39,000,000  FHLB Series 303#                                                               3.75         04/15/04       39,956,631
   1,000,000  FHLB Series 8K05                                                               7.25         05/13/05        1,113,965

                                                                                                                         41,070,596
                                                                                                                      -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.51%
      52,811  FHLMC #410220+/-                                                               4.15         10/01/25           53,717
     282,299  FHLMC #611084+/-                                                               4.77         06/01/30          290,036
   1,611,741  FHLMC #786614+/-                                                               6.05         08/01/25        1,660,965
     324,162  FHLMC #845151+/-                                                               4.65         06/01/22          332,300
      52,251  FHLMC #846367+/-                                                               5.00         04/01/29           53,692
   6,529,068  FHLMC #W10002#                                                                 6.78         11/01/03        6,610,682
   1,711,920  FHLMC Series 1192 Class I#                                                     7.50         01/15/07        1,801,902
   5,000,000  FHLMC Series 2091 Class PC#                                                    6.00         06/15/16        5,081,110
  23,289,001  FHLMC Series 2356 Class GB#                                                    6.00         07/15/13       24,146,828
   5,161,000  FHLMC Series 2456 Class QB#                                                    5.50         04/15/16        5,326,049
   5,000,000  FHLMC Series T-31 Class A3                                                     6.28         11/25/16        5,051,750
   6,880,544  FHLMC Series T-35 Class A+/-                                                   1.52         09/25/31        6,886,902

                                                                                                                         57,295,933
                                                                                                                      -------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.65%
$  6,000,000  FNMA                                                                           6.50%        11/25/42  $     6,245,625
     496,545  FNMA #155506+/-                                                                4.72         04/01/22          504,258
   1,279,071  FNMA #190815+/-                                                                3.98         07/01/17        1,269,041
     165,338  FNMA #220706+/-                                                                4.48         06/01/23          167,979
   1,989,152  FNMA #253482                                                                   8.50         10/01/30        2,129,300
     172,054  FNMA #318464+/-                                                                4.56         04/01/25          174,682
     390,807  FNMA #321051+/-                                                                4.45         08/01/25          397,099
      76,196  FNMA #331866+/-                                                                6.17         12/01/25           78,091
      96,380  FNMA #46698+/-                                                                 5.52         12/01/15           98,677
     261,578  FNMA #519047+/-                                                                4.38         09/01/29          265,841
  13,719,034  FNMA #545927#                                                                  6.50         12/01/15       14,433,535
  11,152,025  FNMA FNR 2001-37 Class GA                                                      8.00         07/25/16       11,979,862
   9,406,809  FNMA Grantor Trust 2002-T12 Class A3                                           7.50         05/25/42       10,153,474
   3,909,633  FNMA Remic Trust 2002-W10 Class A6                                             7.50         08/25/42        4,219,960
   2,164,826  FNMA Series 1991-146 Class Z#                                                  8.00         10/25/06        2,296,330
  10,671,725  FNMA Series 2001-5 Class OR#                                                   6.00         01/25/12       10,943,726
   2,167,430  FNMA Series 2001-W1 Class AV1+/-                                               1.50         08/25/31        2,154,806
  20,000,000  FNMA Series 2002-16 Class QC#                                                  5.50         02/25/12       20,783,100
  15,000,000  FNMA Series 2002-3 Class ON#                                                   5.75         06/25/12       15,486,570
  14,545,000  FNMA Series 2002-7 Class QK#                                                   5.50         03/25/15       15,031,690

                                                                                                                        118,813,646
                                                                                                                      -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.28%
   1,784,666  GNMA #780533#                                                                  7.00         07/15/08        1,913,815
                                                                                                                      -------------

SMALL BUSINESS ADMINISTRATION - 0.68%
      31,994  SBA #500276+/-                                                                 6.63         05/25/07           33,523
     228,040  SBA #500957+/-                                                                 5.00         07/25/14          240,863
     170,069  SBA #501224+/-                                                                 3.50         06/25/15          173,677
       6,450  SBA #502241+/-                                                                 4.63         04/25/03            6,438
      28,037  SBA #502966+/-                                                                 5.97         05/25/15           30,019
      35,982  SBA #502974+/-                                                                 5.38         01/25/10           37,808
     319,056  SBA #503405+/-                                                                 5.13         05/25/16          341,523
     972,149  SBA #503611+/-                                                                 4.63         12/25/21        1,030,938
     689,150  SBA #503658+/-                                                                 5.88         09/25/10          728,699
     275,996  SBA #503664+/-                                                                 5.22         01/25/13          292,352
   1,467,490  SBA Participation Certificates Series 10-C                                     7.88         05/01/10        1,649,512

                                                                                                                          4,565,352
                                                                                                                      -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $220,155,820)                                                               223,659,342
                                                                                                                      -------------

US TREASURY SECURITIES - 9.96%

US INFLATION INDEX NOTES - 9.96%
  59,547,134  US Treasury Notes**#                                                           3.63         01/15/08       63,687,506
   3,119,880  US Treasury Notes**#                                                           3.50         01/15/11        3,337,298

TOTAL US TREASURY SECURITIES (COST $67,835,689)                                                                          67,024,804
                                                                                                                      -------------

SHARES        SECURITY NAME                                                                                              VALUE
SHORT-TERM INVESTMENTS - 3.94%
  26,540,793  Wells Fargo Cash Investment Fund~                                                                     $    26,540,793

TOTAL SHORT-TERM INVESTMENTS (COST $26,540,793)                                                                          26,540,793

TOTAL INVESTMENTS IN SECURITIES (COST $672,162,716)*                                       100.51%                  $   676,578,939
Other Assets and Liabilities, Net                                                           (0.51)                       (3,420,266)
                                                                                       ----------                   ---------------
TOTAL NET ASSETS                                                                           100.00%                  $   673,158,673
                                                                                       ----------                   ---------------

(a) FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
+   SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER
    RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/- VARIABLE RATE SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
## THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
**  U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN
    WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.
#   SECURITIES PLEDGE AS COLLATERAL FOR SWAPS. (SEE NOTE 2)
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                     $    6,004,015
    Gross Unrealized Depreciation                         (1,587,792)
                                                      --------------
    NET UNREALIZED APPRECIATION                       $    4,416,223

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STRATEGIC VALUE BOND PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 8.06%
$  1,839,000  Aesop Funding II LLC Series 1998-1 Class A**                                   6.14%        05/20/06    $   1,961,859
   1,000,000  BankAmerica Manufactured Housing Contract Series 1997-1 Class A8               6.72         06/10/23        1,054,916
   1,000,000  Chase Credit Card Master Trust Series 2001-3 Class C+/-                        2.23         09/15/06          999,972
   1,000,000  Citibank Credit Card Issuance Trust Series 2001-C3 Class C3                    6.65         05/15/08        1,071,527
   1,393,096  EQCC Home Equity Loan Trust Series 1999-2 Class Class A6F                      6.68         07/25/30        1,485,564
     880,763  Green Tree Financial Corporation Series 1997-7 Class A8                        6.86         07/15/29          884,904
   1,000,000  Green Tree Home Equity Loan Trust Series 1999-A Class M1                       6.92         08/15/26        1,037,071
   1,000,000  Green Tree Home Equity Loan Trust Series 1999-C Class M2                       8.36         07/15/30        1,071,433
     863,569  Household Consumer Loan Trust Series 1997-1 Class A1+/-                        1.51         03/15/07          860,329
     602,402  Pass-Through Amortizing Credit Card Trusts Series 2002-1A Class A2FL++/-       2.73         06/18/12          600,519
   1,226,000  Rental Car Finance Corporation Series 1997-1 Class**                           6.70         09/25/07        1,332,027
   1,000,000  Residential Funding Mortgage Series 2002-H13 Class A6                          5.98         08/25/19        1,029,009
   1,739,674  Saxon Asset Securities Trust Series 1999-2 Class AF6                           6.42         03/25/14        1,827,476
     299,826  Sequoia Mortgage Trust Series 2 Class AI+/-                                    3.37         10/25/24          297,446
     632,000  World Omni Automobile Lease Securitization Series 2001-AA Class B+++/-         2.29         07/20/07          626,416

TOTAL ASSET BACKED SECURITIES (COST $15,473,516)                                                                         16,140,468
                                                                                                                      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.84%
     569,603  Bank of America Mortgage Securities Series 2001-C Class B1+/-                  6.19         07/25/31          580,061
     739,645  Bank of America Mortgage Securities Series 2001-E Class B1+/-                  6.25         09/25/31          753,543
     707,654  Countrywide Mortgage Backed Securities Incorporated Series 1993-E              6.50         01/25/24          723,711
     302,402  Housing Securities Incorporated Series 1995-B Class A1A+/-                     4.95         11/25/28          305,152
   2,452,000  Merrill Lynch Mortgage Investors Incorporated Series 1997-C1 Class A3          7.12         06/18/29        2,706,221
   1,656,188  Nationslink Funding Corporation Series 1999-SL Class A1V+/-                    2.15         11/10/30        1,660,086
     476,788  Nationslink Funding Corporation Series 1999-SL Class D                         7.56         11/10/30          511,925
   1,086,583  Prudential Home Mortgage Securities Series 1993-57 Class A9                    6.50         12/25/23        1,112,346
   1,285,951  Vendee Mortgage Trust Series 1992-2 Class G                                    7.25         02/15/19        1,342,135

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,290,286)                                                               9,695,180
                                                                                                                      -------------
CORPORATE BONDS & NOTES - 38.82%
AGRICULTURAL PRODUCTION-CROPS - 0.15%
     300,000  Dole Foods Company#                                                            7.25         05/01/09          292,445
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.37%
     734,000  Tommy Hilfiger USA Incorporated                                                6.50         06/01/03          737,670
                                                                                                                      -------------
BUSINESS SERVICES - 1.74%
     375,000  Iron Mountain Incorporated                                                     8.63         04/01/13          395,625
     500,000  NCR Corporation**                                                              7.13         06/15/09          523,730
     400,000  NDCHealth Corporation**                                                       10.50         12/01/12          398,000
   1,132,000  Oracle Corporation#                                                            6.72         02/15/04        1,175,463
     600,000  Time Warner Companies Incorporated#                                            7.57         02/01/24          586,021
     400,000  Unisys Corporation                                                             8.13         06/01/06          418,000

                                                                                                                          3,496,839
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS - 1.83%
     750,000  Athena Neuro Finance LLC                                                       7.25         02/21/08          375,000
     400,000  IMC Global Incorporated Series B                                              11.25         06/01/11          444,500
     900,000  Lyondell Chemical Company Series A                                             9.63         05/01/07          909,000

 PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$    400,000  Olin Corporation                                                               9.13%        12/15/11    $     443,687
     850,000  RPM International Incorporated                                                 7.00         06/15/05          874,216
     600,000  Watson Pharmaceuticals Incorporated                                            7.13         05/15/08          613,720

                                                                                                                          3,660,123
                                                                                                                      -------------
COMMUNICATIONS - 0.90%
     500,000  Clear Channel Communications Incorporated                                      7.88         06/15/05          530,724
     600,000  Cox Enterprises Incorporated**                                                 8.00         02/15/07          635,438
     375,000  PanAmSat Corporation                                                           6.38         01/15/08          350,383
     275,000  Sinclair Broadcast Group                                                       8.75         12/15/11          294,938
     350,000  Winstar Communications Incorporated0                                           0.00         04/15/08               35

                                                                                                                          1,811,518
                                                                                                                      -------------
DOMESTIC DEPOSITORY INSTITUTIONS - 7.90%
   1,100,000  Associated Banc-Corp                                                           6.75         08/15/11        1,178,250
   1,050,000  Bank One Capital IV+/-                                                         3.40         09/01/30        1,046,026
     375,000  Bank One Corporation                                                           7.63         08/01/05          417,593
   1,839,000  BankAmerica Capital III+/-                                                     2.35         01/15/27        1,606,058
   1,489,000  Chase Capital VI+/-                                                            2.45         08/01/28        1,255,197
   1,000,000  City National Bank                                                             6.75         09/01/11        1,054,493
     625,000  Colonial Bank                                                                  9.38         06/01/11          662,615
   1,226,000  Farmers Exchange Capital**                                                     7.20         07/15/48          770,195
   1,226,000  First American Corporation                                                     7.25         05/01/06        1,341,709
   1,250,000  First Union National Bank                                                      7.80         08/18/10        1,472,263
   1,250,000  Firstar Bank NA#                                                               7.13         12/01/09        1,401,161
     656,000  Golden State Holdings                                                          7.13         08/01/05          728,180
     450,000  NTC Capital I Series A+/-                                                      2.29         01/15/27          405,453
   1,364,000  Old Kent Financial Corporation                                                 6.63         11/15/05        1,461,214
     500,000  Sovereign Bancorp                                                             10.25         05/15/04          526,250
     450,000  Washington Mutual Bank                                                         6.88         06/15/11          492,284

                                                                                                                         15,818,941
                                                                                                                      -------------
EATING & DRINKING PLACES - 0.35%
     672,000  Aramark Services Incorporated                                                  6.75         08/01/04          696,373
                                                                                                                      -------------
EDUCATIONAL SERVICES - 1.94%
   2,235,000  Massachusetts Institute of Technology                                          7.25         11/02/96        2,554,694
   1,250,000  Stanford University MTN Series A                                               6.16         04/30/11        1,344,826

                                                                                                                          3,899,520
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES - 0.26%
     500,000  Duke Energy Field Services                                                     7.50         08/16/05          515,503
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.34%
     500,000  Delco Remy International Incorporation#                                       11.00         05/01/09          257,500
     400,000  L-3 Communications Corp                                                        7.63         06/15/12          420,000

                                                                                                                            677,500
                                                                                                                      -------------

 PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.61%
$    375,000  Halliburton Company+/-                                                         1.93%        07/16/03    $     356,876
     850,000  US Oncology Incorporated#                                                      9.63         02/01/12          862,750

                                                                                                                          1,219,626
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.20%
     375,000  Alliant Techsystems Incorporated                                               8.50         05/15/11          406,875
                                                                                                                      -------------

FOOD & KINDRED PRODUCTS - 0.96%
     375,000  Constellation Brands Incorporated Series B                                     8.00         02/15/08          401,250
     375,000  Corn Products International Incorporated                                       8.25         07/15/07          371,706
     375,000  Cott Beverages Incorporated                                                    8.00         12/15/11          393,750
     500,000  General Mills Incorporated                                                     6.00         02/15/12          531,911
     400,000  Land O Lakes Incorporated                                                      8.75         11/15/11          228,000

                                                                                                                          1,926,617
                                                                                                                      -------------
HEALTH CARE REVENUE - 0.22%
     425,000  HCA Incorporated                                                               7.15         03/30/04          437,718
                                                                                                                      -------------
HEALTH SERVICES - 0.71%
     850,000  AARP**                                                                         7.50         05/01/31          924,329
     600,000  HEALTHSOUTH Corporation**                                                      7.63         06/01/12          498,000

                                                                                                                          1,422,329
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES - 1.10%
     306,000  HMH Properties Incorporated Series A                                           7.88         08/01/05          306,000
     475,000  JohnsonDiversey Incorporated**                                                 9.63         05/15/12          491,625
     750,000  Manufacturers & Traders Trust Company                                          8.00         10/01/10          873,504
     500,000  Monumental Global Funding II**                                                 6.05         01/19/06          525,856

                                                                                                                          2,196,985
                                                                                                                      -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.40%
     500,000  Marriott International Series B                                                6.88         11/15/05          528,671
     280,000  MGM Mirage Incorporated                                                        6.88         02/06/08          281,710

                                                                                                                            810,381
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.44%
     500,000  American Standard Incorporated                                                 8.25         06/01/09          540,000
     800,000  Applied Materials Incorporated MTN Series A                                    7.00         09/06/05          860,834
     400,000  Briggs & Stratton Corporation                                                  8.88         03/15/11          432,000
     450,000  Solectron Corporation Series B                                                 7.38         03/01/06          427,500
     657,000  Terex Corporation Series D                                                     8.88         04/01/08          620,865

                                                                                                                          2,881,199
                                                                                                                      -------------
INSURANCE CARRIERS - 6.21%
   1,839,000  Equitable Life Assurance Society**                                             6.95         12/01/05        1,939,924
     750,000  ING Group                                                                      8.00         10/30/06          824,247
     532,000  ING Group MTN                                                                  7.13         03/01/03          538,113
   1,197,000  Lincoln National Corporation                                                   7.25         05/15/05        1,273,405
     807,000  Markel Corporation                                                             7.20         08/15/07          801,824
   1,000,000  Mass Mutual Life**                                                             7.63         11/15/23        1,068,669

 PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
INSURANCE CARRIERS - 6.21%
$  2,000,000  Minnesota Life Insurance Company**                                             8.25%        09/15/25    $   2,271,082
   1,000,000  Pacific Mutual Life Series DTC**                                               7.90         12/30/23        1,067,888
   1,073,000  Prudential Financial+                                                          7.65         07/01/07        1,194,427
     682,000  Reinsurance Group of America**                                                 7.25         04/01/06          734,678
     700,000  Unitrin Incorporated                                                           5.75         07/01/07          719,635

                                                                                                                         12,433,892
                                                                                                                      -------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
  GOODS - 0.53%
     426,000  Bausch & Lomb Incorporated                                                     6.75         12/15/04          424,377
     150,000  Cole National Group                                                            8.88         05/15/12          135,000
     500,000  Raytheon Company                                                               6.75         03/15/18          496,105

                                                                                                                          1,055,482
                                                                                                                      -------------
METAL MINING - 0.20%
     400,000  Phelps Dodge Corporation                                                       6.38         11/01/04          402,015
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 0.17%
     500,000  Rite Aid Corporation#                                                          7.13         01/15/07          335,000
                                                                                                                      -------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.98%
   1,000,000  Ford Motor Credit Company                                                      7.38         10/28/09          953,730
     600,000  General Motors Acceptance Corporation                                          5.85         01/14/09          565,131
     400,000  John Hancock Global Funding II**                                               7.90         07/02/10          453,781

                                                                                                                          1,972,642
                                                                                                                      -------------
OIL & GAS EXTRACTION - 1.88%
     700,000  Anadarko Petroleum Corporation                                                 5.00         10/01/12          687,684
     750,000  Ocean Energy Incorporated Series B                                             8.25         07/01/18          856,985
     400,000  Parker Drilling Company Series A1#                                            10.13         11/15/09          408,000
     525,000  Pioneer Natural Resource Company                                               6.50         01/15/08          529,415
     275,000  Pioneer Natural Resource Company                                               9.63         04/01/10          322,207
     325,000  Swift Energy Company                                                           9.38         05/01/12          312,000
     613,000  Transocean Incorporated                                                        6.75         04/15/05          647,283

                                                                                                                          3,763,574
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 0.38%
     306,000  Buckeye Technologies Incorporated                                              8.50         12/15/05          278,460
     500,000  Fort James Corporation                                                         6.70         11/15/03          492,500

                                                                                                                            770,960
                                                                                                                      -------------
PERSONAL SERVICES - 0.20%
     425,000  Service Corporation International                                              6.00         12/15/05          405,875
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.38%
     500,000  Coastal Corporation                                                            6.50         05/15/06          397,500
     355,000  Marathon Oil Corporation                                                       6.13         03/15/12          367,272

                                                                                                                            764,772
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.35%
     600,000  Viacom Incorporated                                                            7.70         07/30/10          696,706
                                                                                                                      -------------

 PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
PRIMARY METAL INDUSTRIES - 0.68%
$    500,000  Alcoa Incorporated                                                             7.38%        08/01/10    $     574,786
     424,000  Century Aluminum Company                                                      11.75         04/15/08          402,800
     375,000  United States Steel LLC                                                       10.75         08/01/08          378,750

                                                                                                                          1,356,336
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.19%
     400,000  American Greetings Corporation                                                 6.10         08/01/28          377,000
                                                                                                                      -------------
RAILROAD TRANSPORTATION - 0.21%
     400,000  Kansas City Southern**                                                         7.50         06/15/09          417,000
                                                                                                                      -------------
REAL ESTATE - 0.67%
     125,000  Stewart Enterprises                                                           10.75         07/01/08          137,188
   1,007,000  Susa Partnership LP                                                            8.20         06/01/17        1,202,011

                                                                                                                          1,339,199
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.14%
     839,000  Charles Schwab Corporation MTN Series A                                        6.88         09/02/03          870,244
     620,000  Merrill Lynch & Company MTN+/-                                                 1.82         05/22/06          614,458
     750,000  Morgan Stanley#                                                                6.10         04/15/06          799,967

                                                                                                                          2,284,669
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.19%
     375,000  Owens-Brockway Glass Containers                                                8.88         02/15/09          390,000
                                                                                                                      -------------

TRANSPORTATION BY AIR - 1.38%
     492,424  Continental Airlines Incorporated Series 01-1                                  7.03         06/15/11          277,333
   1,312,606  Continental Airlines Incorporated Series 974C                                  6.80         07/02/07          723,305
     300,000  Delta Air Lines Series 02-1                                                    7.78         01/02/12          248,071
   1,114,679  FedEx Corporation Series 97-B                                                  7.52         01/15/18        1,186,145
     389,480  Northwest Airlines Incorporated Series 991A                                    6.81         02/01/20          328,503

                                                                                                                          2,763,357
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 0.99%
     750,000  DaimlerChrysler NA Holding Corporation                                         6.90         09/01/04          790,100
     425,000  JLG Industries Incorporated#                                                   8.38         06/15/12          361,250
     860,000  Navistar International Corporation Series B                                    9.38         06/01/06          834,200

                                                                                                                          1,985,550
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 0.10%
     200,000  Advanced Medical Optics**                                                      9.25         07/15/10          207,000
                                                                                                                      -------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.57%
     225,000  Airgas Incorporated                                                            9.13         10/01/11          244,125
     500,000  Airgas Incorporated MTN                                                        7.75         09/15/06          508,972
     375,000  Russell Corporation**                                                          9.25         05/01/10          393,750

                                                                                                                          1,146,847
                                                                                                                      -------------

TOTAL CORPORATE BONDS & NOTES (COST $78,438,236)                                                                         77,776,038
                                                                                                                      -------------

 PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
FOREIGN BONDS - 1.76%(a)
$    485,000  Abitibi-Consolidated Incorporated                                              7.40%        04/01/18    $     436,998
     375,000  Alliance Atlantis Communications                                              13.00         12/15/09          401,250
     475,000  British Sky Broadcasting                                                       7.30         10/15/06          490,438
     575,000  Canwest Media Incorporated#                                                   10.63         05/15/11          611,656
     610,000  Hynix Semiconductor American Incorporated**                                    8.25         05/15/04          475,372
     612,000  Teekay Shipping Corporation                                                    8.32         02/01/08          631,125
     501,941  Van Kampen CLO I Limited**+/-                                                  2.06         10/08/07          473,707

TOTAL FOREIGN BONDS (COST $3,492,727)                                                                                     3,520,546
                                                                                                                      -------------
INVESTMENT IN LIMITED PARTNERSHIP - 0.22%
   1,000,000  PPM America CBO II**                                                                                          441,199

TOTAL INVESTMENT IN LIMITED PARTNERSHIP (COST $1,019,820)                                                                   441,199
                                                                                                                      -------------
MUNICIPAL BONDS & NOTES - 0.71%
   1,225,000  Hudson County NJ Improvement Authority Facilities Leasing Revenue              7.40         12/01/25        1,426,660

TOTAL MUNICIPAL BONDS (COST $1,257,467)                                                                                   1,426,660
                                                                                                                      -------------
US GOVERNMENT AGENCY SECURITIES - 38.90%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 23.30%
   2,227,110  FHLMC Series 1675 Class KZ                                                     6.50         02/15/24        2,306,342
   1,270,458  FHLMC Series 2117 Class MK                                                     6.00         02/15/11        1,314,943
   2,000,000  FHLMC Series 2218 Class B#                                                     6.00         11/15/27        2,067,314
   5,000,000  FHLMC Series 2358 Class PD#                                                    6.00         09/15/16        5,211,300
   4,088,000  FHLMC Series 2360 Class PE#                                                    6.00         11/15/13        4,259,684
   7,500,000  FHLMC Series 2363 Class PF#                                                    6.00         09/15/16        7,833,015
   1,000,000  FHLMC Series 2399 Class XP#                                                    6.50         10/15/25        1,041,117
   6,500,000  FHLMC Series 2416 Class PE#                                                    6.00         10/15/21        6,734,260
   2,576,000  FHLMC Series 2416 Class PF#                                                    6.00         08/15/18        2,678,842
   5,000,000  FHLMC Series 2426 Class GJ#                                                    6.00         03/15/32        5,082,495
   4,000,000  FHLMC Series 2430 Class GB#                                                    6.50         08/15/26        4,152,912
   1,500,000  FHLMC Series 2439 Class LG#                                                    6.00         09/15/30        1,542,845
   2,242,712  FHLMC Series T-20 Class A6                                                     7.49         09/25/29        2,443,522

                                                                                                                         46,668,591
                                                                                                                      -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.18%
   2,000,000  FNMA@ 12/12/02                                                                 6.50         11/25/42        2,081,875
   1,157,701  FNMA #375168                                                                   7.13         06/01/04        1,208,788
   1,742,368  FNMA #380268+/-                                                                6.20         05/01/05        1,837,613
   1,452,634  FNMA #380581                                                                   6.17         08/01/08        1,572,036
     983,822  FNMA #383017+/-                                                                6.49         01/01/08        1,074,362
   1,149,789  FNMA #73919                                                                    6.80         01/01/04        1,179,147
     707,464  FNMA Series 1994-30 Class M                                                    6.50         02/25/24          730,837
   2,637,813  FNMA Series 2001-45 Class PB#                                                  6.00         07/25/11        2,704,473

                                                                                                                         12,389,131
                                                                                                                      -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.42%
   2,000,000  GNMA#                                                                          7.00         03/15/03        2,151,162
     886,601  GNMA #345066#                                                                  6.50         10/15/23          929,305

 PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$    844,738  GNMA #346960#                                                                  6.50%        12/15/23    $     885,426
     765,349  GNMA #354692                                                                   6.50         11/15/23          802,212
     974,871  GNMA #361398#                                                                  6.50         01/15/24        1,020,980
     942,066  GNMA #366641#                                                                  6.50         11/15/23          987,441
   1,325,018  GNMA #448735#                                                                  7.68         06/15/42        1,482,572
     514,777  GNMA #450810                                                                   7.60         05/15/42          573,229
     661,594  GNMA #473918+/-#                                                               7.00         04/15/28          696,807
   2,250,000  GNMA #525459#                                                                  7.25         01/15/04        2,450,173
     797,232  GNMA #525830#                                                                  7.60         12/15/41          887,288
   1,582,682  GNMA #531837                                                                   7.70         04/15/42        1,774,572
     600,000  GNMA #531964#                                                                  7.72         11/15/03          675,154
   1,500,000  GNMA #533857#                                                                  7.35         01/15/03        1,655,712
     648,467  GNMA #543648#                                                                  7.25         04/15/42          724,950
   1,158,984  GNMA Series 1998                                                               6.00         06/20/23        1,168,099

                                                                                                                         18,865,082
                                                                                                                      -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $73,725,586)                                                                 77,922,804
                                                                                                                      -------------
US TREASURY SECURITIES - 3.58%
US TREASURY BONDS - 2.47%
   4,000,000  US Treasury Bonds#                                                             7.25         05/15/16        4,953,124
                                                                                                                      -------------
US TREASURY NOTES - 1.11%
   2,079,920  US Treasury Notes#                                                             3.50         01/15/11        2,224,865

TOTAL US TREASURY SECURITIES (COST $6,790,631)                                                                            7,177,989
                                                                                                                      -------------
SHORT-TERM INVESTMENTS - 3.47%
   6,946,080  WELLS FARGO CASH INVESTMENT FUND~                                                                           6,946,080

TOTAL SHORT-TERM INVESTMENTS (COST $6,946,080)                                                                            6,946,080
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $196,434,349)*                           100.36%                                                                $ 201,046,964
Other Assets and Liabilities, Net               (0.36)                                                                     (712,609)
                                               ------                                                                 -------------
TOTAL NET ASSETS                               100.00%                                                                $ 200,334,355
                                               ======                                                                 =============

(a) FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
0    THIS SECURITY IS CURRENTLY IN DEFAULT AS OF NOVEMBER 30, 2002.
+    NON-INCOME EARNING SECURITIES.
** SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.
+/-  VARIABLE RATE SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
@    WHEN ISSUED SECURITY, TOTAL COST $2,083,125.
#    SECURITIES PLEDGE AS COLLATERAL FOR SWAPS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     Gross Unrealized Appreciation                                 $  8,621,064
     Gross Unrealized Depreciation                                   (4,008,449)
                                                                   ------------
     NET UNREALIZED APPRECIATION                                   $  4,612,615

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TACTICAL MATURITY BOND PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 0.36%
$  1,466,060  Daimler Chrysler Auto Trust Series 2001-A Class A2                             4.98%        01/06/04    $   1,468,955

TOTAL ASSET BACKED SECURITIES (COST $1,466,060)                                                                           1,468,955
                                                                                                                      -------------
CORPORATE BONDS & NOTES - 4.69%
NONDEPOSITORY CREDIT INSTITUTIONS - 4.69%
  19,250,000  General Electric Capital Corporation MTN Series 1+/-                           1.93         04/22/04       19,237,603

TOTAL CORPORATE BONDS & NOTES (COST $19,245,061)                                                                         19,237,603
                                                                                                                      -------------
US GOVERNMENT AGENCY SECURITIES - 57.31%
FEDERAL FARM CREDIT BANK - 10.18%
  23,596,000  FFCB                                                                           1.68++       12/05/02       23,593,640
  18,184,000  FFCB                                                                           1.56++       12/27/02       18,168,853

                                                                                                                         41,762,493
                                                                                                                      -------------
FEDERAL HOME LOAN BANK - 12.52%
  21,300,000  FHLB                                                                           2.28++       12/02/02       21,300,000
  30,000,000  FHLB                                                                           2.40         12/20/04       30,022,800

                                                                                                                         51,322,800
                                                                                                                      -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.44%
  30,000,000  FHLMC                                                                          1.70++       12/13/02       29,988,990
  21,000,000  FHLMC MTN                                                                      2.45         12/13/04       21,015,960

                                                                                                                         51,004,950
                                                                                                                      -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.11%
  30,000,000  FNMA                                                                           1.59++       12/02/02       30,000,000
  15,950,000  FNMA                                                                           2.45++       01/10/03       15,928,755
  16,000,000  FNMA                                                                           3.56         01/23/04       16,041,937

                                                                                                                         61,970,692
                                                                                                                      -------------
STUDENT LOAN MARKETING ASSOCIATION - 7.06%
  29,000,000  SLMA                                                                           2.54++       01/27/03       28,944,523

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $234,832,100)                                                               235,005,458
                                                                                                                      -------------
US TREASURY SECURITIES - 3.93%
US TREASURY BONDS - 3.93%
   5,000,000  US Treasury Bonds                                                              5.25         11/15/28        5,016,405
   4,800,000  US Treasury Bonds                                                              6.13         08/15/29        5,422,310
   4,925,000  US Treasury Bonds                                                              6.25         05/15/30        5,670,098

TOTAL US TREASURY SECURITIES (COST $16,194,455)                                                                          16,108,813
                                                                                                                      -------------
SHORT-TERM INVESTMENTS - 46.08%
REPURCHASE AGREEMENTS - 46.08%

 113,928,186  Banc of America Securities - 102% Collateralized by
               US Government Securities                                                      1.38         12/02/02      113,928,186
  75,000,000  Credit Suisse First Boston - 102% Collateralized by
               US Government Securities                                                      1.38         12/02/02       75,000,000

 PRINCIPAL    SECURITY NAME                                                                                               VALUE
TOTAL SHORT-TERM INVESTMENTS (COST $188,928,186)                                                                      $ 188,928,186
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $460,665,862)*                           112.37%                                                                $ 460,749,015

Other Assets and Liabilities, Net              (12.37)                                                                  (50,706,530)
                                               ------                                                                 -------------
TOTAL NET ASSETS                               100.00%                                                                $ 410,042,485
                                               ======                                                                 =============

+/-  VARIABLE RATE SECURITIES.
++   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     Gross Unrealized Appreciation                                 $    506,893
     Gross Unrealized Depreciation                                     (423,740)
                                                                   ------------
     NET UNREALIZED APPRECIATION                                   $     83,153

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER PORTFOLIOS                           STATEMENTS OF ASSETS & LIABILITES --
                                                    NOVEMBER 30,2002 (UNAUDITED)

                                                                     MANAGED                       STRATEGIC        TACTICAL
                                                                FIXED INCOME   STABLE INCOME      VALUE BOND   MATURITY BOND
----------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS
  Investments at cost                                         $  590,999,837  $  672,162,716  $  196,434,349  $  271,737,676
  Repurchase agreement at cost                                             0               0               0     188,928,186
  Net unrealized appreciation                                     19,877,501       4,416,223       4,612,615          83,153
                                                              --------------  --------------  --------------  --------------
TOTAL INVESTMENTS AT VALUE                                       610,877,338     676,578,939     201,046,964     460,749,015
                                                              --------------  --------------  --------------  --------------
  Cash                                                                50,157         159,873          50,000          50,000
  Cash Collateral for securities loaned                          141,247,706     161,530,315      43,832,223     116,130,510
  Receivable for dividends, interest and other receivables         6,400,615       4,355,567       2,136,263         387,437
  Receivable for index swap                                                0               0         173,289               0
                                                              --------------  --------------  --------------  --------------
TOTAL ASSETS                                                     758,575,816     842,624,694     247,238,739     577,316,962
                                                              --------------  --------------  --------------  --------------
LIABILITIES
  Payable for investments purchased                               17,593,176       6,261,292       2,860,121      51,000,000
  Payable for securities loaned                                  141,247,706     161,530,315      43,832,223     116,130,510
  Payable for interest rate swaps/spread locks                       257,737       1,336,770          85,912               0
  Payable to investment advisers                                     156,386         273,668          79,541         106,664
  Accrued expenses and other liabilities                              24,185          63,976          46,587          37,303
                                                              --------------  --------------  --------------  --------------
TOTAL LIABILITIES                                                159,279,190     169,466,021      46,904,384     167,274,477
                                                              --------------  --------------  --------------  --------------
TOTAL NET ASSETS                                              $  599,296,626  $  673,158,673  $  200,334,355  $  410,042,485
                                                              --------------  --------------  --------------  --------------
SECURITIES ON LOAN, AT MARKET VALUE                           $  137,624,861  $  158,345,160  $   42,679,462  $  115,754,300
                                                              ==============  ==============  ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS-- FOR THE SIX MONTHS ENDED            MASTER PORTFOLIOS
NOVEMBER 30, 2002 (UNAUDITED)

                                                                     MANAGED                       STRATEGIC        TACTICAL
                                                                FIXED INCOME   STABLE INCOME      VALUE BOND   MATURITY BOND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest income                                             $   18,073,719  $   10,611,783  $    6,223,682  $    4,821,840
  Securities lending & other income                                  124,866         207,346          46,132          76,179
                                                              --------------  --------------  --------------  --------------
TOTAL INVESTMENT INCOME                                           18,198,585      10,819,129       6,269,814       4,898,019
                                                              --------------  --------------  --------------  --------------
EXPENSES
  Advisory fees                                                    1,535,535       1,515,629         516,022       1,046,476
  Custody                                                             61,432          60,815          20,679          41,859
  Accounting                                                          42,593          44,926          38,784          40,246
  Shareholder reports                                                     32              23              65              26
  Legal                                                                4,884           2,547           2,701           3,282
  Audit                                                                8,649           8,649           8,649           8,649
  Directors' fees                                                      1,623           1,623           1,623           1,623
  Other expenses                                                         467           2,633           3,719           3,416
                                                              --------------  --------------  --------------  --------------
TOTAL EXPENSES                                                     1,655,215       1,636,845         592,242       1,145,577
                                                              --------------  --------------  --------------  --------------
LESS:
  Waived fees and reimbursed expenses                               (583,823)              0         (18,840)       (396,471)
  Net Expenses                                                     1,071,392       1,636,845         573,402         749,106
                                                              --------------  --------------  --------------  --------------
NET INVESTMENT INCOME                                             17,127,193       9,182,284       5,696,412       4,148,913
                                                              --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  Investments                                                      2,188,754        (727,433)      1,456,545        (367,998)
  Financial futures transactions                                  (1,889,804)              0        (629,935)              0
                                                              --------------  --------------  --------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                      7,817,623         451,790       1,235,074        (213,882)
  Financial futures transactions                                     632,812               0         210,939               0
  Swaps                                                             (257,737)       (712,260)         87,377               0
                                                              --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             8,491,648        (987,903)      2,360,000        (581,880)
                                                              --------------  --------------  --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   25,618,841  $    8,194,381  $    8,056,412  $    3,567,033
                                                              ==============  ==============  ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER PORTFOLIOS                            STATEMENTS OF CHANGES IN NET ASSETS

                                                                                MANAGED FIXED INCOME
                                                                         ---------------------------------
                                                                               (UNAUDITED)
                                                                                   FOR THE         FOR THE
                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                         NOVEMBER 30, 2002    MAY 31, 2002
----------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                     $     624,427,110  $  549,442,930
OPERATIONS:
  Net investment income                                                         17,127,193      34,697,870
  Net realized gain (loss) from investments                                        298,950       8,406,146
  Net change in unrealized appreciation (depreciation) of investments            8,192,698       4,693,388
                                                                         -----------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            25,618,841      47,797,404
                                                                         -----------------  --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions                                                                118,433,144     143,499,270
  Withdrawals                                                                 (169,182,469)   (116,312,494)
                                                                         -----------------  --------------
  Net increase from transactions in investors' beneficial interest             (50,749,325)     27,186,776
                                                                         -----------------  --------------
NET INCREASE IN NET ASSETS                                                     (25,130,484)     74,984,180
                                                                         -----------------  --------------
ENDING NET ASSETS                                                        $     599,296,626  $  624,427,110
                                                                         =================  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                      STABLE INCOME
                                                                         ----------------------------------
                                                                               (UNAUDITED)
                                                                                   FOR THE          FOR THE
                                                                          SIX MONTHS ENDED       YEAR ENDED
                                                                         NOVEMBER 30, 2002     MAY 31, 2002
-----------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                     $     556,147,797  $   382,480,158
OPERATIONS:
  Net investment income                                                          9,182,284       16,958,511
  Net realized gain (loss) from investments                                       (727,433)        (183,837)
  Net change in unrealized appreciation (depreciation) of investments             (260,470)         689,360
                                                                         -----------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             8,194,381       17,464,034
                                                                         -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions                                                                168,952,333      255,542,427
  Withdrawals                                                                  (60,135,838)     (99,338,822)
                                                                         -----------------  ---------------
  Net increase from transactions in investors' beneficial interest             108,816,495      156,203,605
                                                                         -----------------  ---------------
NET INCREASE IN NET ASSETS                                                     117,010,876      173,667,639
                                                                         -----------------  ---------------
ENDING NET ASSETS                                                        $     673,158,673  $   556,147,797
                                                                         =================  ===============

                                                                                  STRATEGIC VALUE BOND
                                                                         ----------------------------------
                                                                               (UNAUDITED)
                                                                                   FOR THE          FOR THE
                                                                          SIX MONTHS ENDED       YEAR ENDED
                                                                         NOVEMBER 30, 2002     MAY 31, 2002
-----------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                     $     208,534,171  $   183,482,592
OPERATIONS:
  Net investment income                                                          5,696,412       11,389,623
  Net realized gain (loss) from investments                                        826,610          496,884
  Net change in unrealized appreciation (depreciation) of investments            1,533,390        3,944,340
                                                                         -----------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             8,056,412       15,830,847
                                                                         -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions                                                                 39,201,712       48,220,861
  Withdrawals                                                                  (55,457,940)     (39,000,129)
                                                                         -----------------  ---------------
  Net increase from transactions in investors' beneficial interest             (16,256,228)       9,220,732
                                                                         -----------------  ---------------
NET INCREASE IN NET ASSETS                                                      (8,199,816)      25,051,579
                                                                         -----------------  ---------------
ENDING NET ASSETS                                                        $     200,334,355  $   208,534,171
                                                                         =================  ===============

                                                                                TACTICAL MATURITY BOND
                                                                         ----------------------------------
                                                                               (UNAUDITED)
                                                                                   FOR THE          FOR THE
                                                                          SIX MONTHS ENDED       YEAR ENDED
                                                                         NOVEMBER 30, 2002     MAY 31, 2002
-----------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                     $     421,808,038  $   364,754,719
OPERATIONS:
  Net investment income                                                          4,148,913       13,896,094
  Net realized gain (loss) from investments                                       (367,998)     (12,011,967)
  Net change in unrealized appreciation (depreciation) of investments             (213,882)         554,173
                                                                         -----------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             3,567,033        2,438,300
                                                                         -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions                                                                 86,670,651      135,756,153
  Withdrawals                                                                 (102,003,237)     (81,141,134)
                                                                         -----------------  ---------------
  Net increase from transactions in investors' beneficial interest             (15,332,586)      54,615,019
                                                                         -----------------  ---------------
NET INCREASE IN NET ASSETS                                                     (11,765,553)      57,053,319
                                                                         -----------------  ---------------
ENDING NET ASSETS                                                        $     410,042,485  $   421,808,038
                                                                         =================  ===============

MASTER PORTFOLIOS                                           FINANCIAL HIGHLIGHTS

                                                         RATIO TO AVERAGE NET ASSETS(1)
                                                    ----------------------------------------   PORTFOLIO
                                                    NET INVESTMENT        NET          GROSS    TURNOVER
                                                            INCOME   EXPENSES    EXPENSES(2)        RATE
--------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO
June 1, 2002 to November 30, 2002 (unaudited)                 5.58%      0.35%          0.54%         18%
June 1, 2001 to May 31, 2002                                  5.87%      0.35%          0.54%         65%
June 1, 2000 to May 31, 2001                                  6.34%      0.35%          0.54%        121%
June 1, 1999 to May 31, 2000                                  6.48%      0.36%          0.50%         65%
June 1, 1998 to May 31, 1999                                  6.23%      0.40%          0.45%         51%
June 1, 1997(3) to May 31, 1998                               6.53%      0.41%          0.46%         92%

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------
June 1, 2002 to November 30, 2002 (unaudited)                 3.02%      0.54%          0.54%         34%
June 1, 2001 to May 31, 2002                                  3.62%      0.55%          0.55%         81%
June 1, 2000 to May 31, 2001                                  5.89%      0.55%          0.55%         37%
June 1, 1999 to May 31, 2000                                  5.63%      0.47%          0.49%         40%
June 1, 1998 to May 31, 1999                                  5.39%      0.36%          0.41%         29%
June 1, 1997(3) to May 31, 1998                               5.96%      0.37%          0.43%         37%

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------
June 1, 2002 to November 30, 2002 (unaudited)                 5.54%      0.56%          0.57%         17%
June 1, 2001 to May 31, 2002                                  5.80%      0.56%          0.60%         75%
June 1, 2000 to May 31, 2001                                  6.31%      0.55%          0.57%        149%
June 1, 1999 to May 31, 2000                                  6.45%      0.56%          0.59%         65%
June 1, 1998 to May 31, 1999                                  6.05%      0.56%          0.61%         48%
October 1, 1997(3) to May 31, 1998                            6.06%      0.58%          0.62%        135%

TACTICAL MATURITY BOND PORTFOLIO(4)
--------------------------------------------------------------------------------------------------------
June 1, 2002 to November 30, 2002 (unaudited)                 1.98%      0.36%          0.55%        158%
June 1, 2001 to May 31, 2002                                  3.45%      0.36%          0.55%        145%
June 1, 2000 to May 31, 2001                                  5.58%      0.36%          0.55%         83%
June 1, 1999 to May 31, 2000                                  5.35%      0.37%          0.51%         74%
June 1, 1998 to May 31, 1999                                  5.20%      0.40%          0.45%        131%
June 1, 1997(3) to May 31, 1998                               5.74%      0.41%          0.47%         68%

(1)  Ratios for periods of less than one year are annualized.

(2) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(3)  Commencement of operations.

(4) Previously known as Positive Return Bond Portfolio. Name changed November 28, 2001

NOTES TO FINANCIAL STATEMENTS                                  MASTER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION
     Wells Fargo Master Trust ("Master Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Master Trust currently has 15 separate investment portfolios. These financial statements present the Managed Fixed Income, Stable Income, Strategic Value Bond, and Tactical Maturity Bond portfolios (each a "Portfolio" and collectively the "Portfolios").

     Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies, which are consistently followed by the Master Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, valuations are determined daily by a pricing service approved by the Fund's Board of Trustees. The service uses prices that reflect fair value as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. The service generally prices these securities based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities which cannot be valued by any of these methods are valued in good faith at fair value as determined by policies set by the Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS
     Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

WHEN-ISSUED TRANSACTION
     The Portfolios record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS
     Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2002, the Portfolios held no futures contracts.

SECURITY LOANS
     The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed-income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100% it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities.
     As of November 30, 2002, the value of securities on loan and the value of the related collateral were as follows:

      PORTFOLIO                                       SECURITIES       COLLATERAL
      Managed Fixed Income Portfolio                $  137,624,861   $  141,247,706
      Stable Income Portfolio                          158,345,160      161,530,315
      Strategic Value Bond Portfolio                    42,679,462       43,832,223
      Tactical Maturity Bond Portfolio                 115,754,300      116,130,510

MORTGAGE DOLLAR ROLL TRANSACTION
     Each Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

INTEREST RATE SWAPS
     The Portfolios may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Portfolios record as an increase or decrease to interest income, the amount due or owed by the Portfolios at termination or settlement. Interest rate swaps are value based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amount based on implied forward interest rates.

     As of November 30, 2002, the following Portfolio was engaged in open Interest Rate Swaps. The Portfolio was exchanging a fixed interest rate stream based on the notional principal, and receiving a floating rate income stream based on that same principal.

                               SWAP COUNTER                             FLOATING                          NET UNREALIZED
      PORTFOLIO                   PARTY       NOTIONAL PRINCIPAL       RATE INDEX       MATURITY DATE       GAIN/(LOSS)
      Stable Income          Lehman Brothers          22,500,000  USD Libor BBA       October 15, 2005   $     (1,336,770)

     As of November 30, 2002, the following Portfolio was engaged in index swaps:

                               SWAP COUNTER                             FLOATING         TERMINATION      NET UNREALIZED
      PORTFOLIO                   PARTY       NOTIONAL PRINCIPAL       RATE INDEX           DATE            GAIN/(LOSS)
      Strategic Value Bond   Lehman Brothers           3,000,000  USD Libor BBA          May 1, 2003     $        173,289

     As of November 30, 2002, the following Portfolios were engaged in spread locks swaps:

                               SWAP COUNTER                          SPREAD LOCK         TERMINATION      NET UNREALIZED
      PORTFOLIO                   PARTY       NOTIONAL PRINCIPAL         RATE               DATE            GAIN/(LOSS)
      Strategic Value Bond   Bank of America          12,500,000  46.25 Basis Points  December 13, 2002  $        (80,962)
                             Bank of America          22,500,000  44.50 Basis Points  December 13, 2002  $         (4,950)
      Managed Fixed
      Income                 Bank of America          37,500,000  46.25 Basis Points  December 13, 2002  $       (242,887)
                             Bank of America          67,500,000  44.50 Basis Points  December 13, 2002  $        (14,850)

WRITTEN OPTIONS
     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.
     Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values. At November 30, 2002, the Portfolios held no written options contracts.

FEDERAL INCOME TAXES
     Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.
     The Portfolios use the "aggregate method" (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders.

3. ADVISORY FEES
     The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory responsibilities of WFB in early 2001. The Portfolios' adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Portfolios.

     Funds Management has retained the services of certain of its affiliates as investment sub-advisers (Galliard Capital Management, Inc. and Peregrine Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser. The current annual investment advisory fees and the associated sub-adviser and sub-advisory fees are as follows, with the fees expressed as a percentage of a Portfolio's average daily net assets.

      PORTFOLIO                        ADVISORY FEE          SUBADVISER                       SUB-ADVISORY FEE
      Managed Fixed Income
        Portfolio                          0.50%      Galliard Capital Management   $               0-500 Million, 0.10%
                                                                                        500 Million - 1.5 Billion, 0.05%
                                                                                         Greater than 1.5 Billion, 0.03%

      Stable Income Portfolio              0.50%      Galliard Capital Management                   0-500 Million, 0.10%
                                                                                        500 Million - 1.5 Billion, 0.05%
                                                                                         Greater than 1.5 Billion, 0.03%

      Strategic Value Bond Portfolio       0.50%      Galliard Capital Management                   0-500 Million, 0.10%
                                                                                        500 Million - 1.5 Billion, 0.05%
                                                                                         Greater than 1.5 Billion, 0.03%

      Tactical Maturity Bond
        Portfolio                          0.50%      Peregrine Capital Management                   0-10 Million, 0.40%
                                                                                                    10-25 Million, 0.30%
                                                                                                   25-300 Million, 0.20%
                                                                                         Greater than 300 Million, 0.10%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Currently there are no administration fees charged to the Portfolios at the core level.
     Wells Fargo Bank Minnesota, N.A. ("WFB, MN") serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. WFB, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets.
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting and interestholder recordkeeping services to each Portfolio. For these services, Forum is entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Portfolio, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5. WAIVED FEES AND REIMBURSED EXPENSES
     For the period ended November 30, 2002, fees waived by Funds Management were as follows:

      Managed Fixed Income Portfolio                            $  583,823
      Strategic Value Bond Portfolio                                18,840
      Tactical Maturity Bond Portfolio                             396,471

6. INVESTMENT PORTFOLIO TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended November 30, 2002, were as follows:

      PORTFOLIO                                         PURCHASES AT COST   SALES PROCEEDS
      Managed Fixed Income Portfolio                       $  109,568,035   $  158,354,638
      Stable Income Portfolio                                 310,768,797      193,564,307
      Strategic Value Bond Portfolio                           34,159,241       46,144,152
      Tactical Maturity Bond Portfolio                        138,035,378      108,423,773

BOARD OF TRUSTEES
     The following table provides basic information about the Board of Trustees ("Trustees") of the Master Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 91 funds comprising the Master Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                        POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE         LENGTH OF SERVICE         PAST FIVE YEARS                  OTHER DIRECTORSHIPS
   Robert C. Brown      Trustee                   Retired. Director, Federal       None
   71                   since 1992                Farm Credit Banks Funding
                                                  Corporation and Farm Credit
                                                  System Financial Assistance
                                                  Corporation until February
                                                  1999.

   W. Rodney Hughes         Trustee               Private Investor.                Barclays Global Investor
   76                       since 1987                                             Funds/Master Investment
                                                                                   Portfolio (23 portfolios)

   J. Tucker Morse          Trustee               Private Investor/Real Estate     None
   58                       since 1987            Developer; Chairman of White
                                                  Point Capital, LLC.


NON-INTERESTED TRUSTEES

                        POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE         LENGTH OF SERVICE ***     PAST FIVE YEARS                  OTHER DIRECTORSHIPS
   Thomas S. Goho       Trustee                   Wake Forest University,          None
   60                   since 1987                Calloway School of Business
                                                  and Accountancy, Benson-
                                                  Pruitt Professorship since
                                                  1999, Associate Professor of
                                                  Finance 1994 - 1999.

   Peter G. Gordon      Trustee                   Chairman, CEO, and Co-Founder    None
   60                   since 1998                of Crystal Geyser Water Company
                        (Lead Trustee since       and President of Crystal Geyser
                        2001)                     Roxane Water Company.

   Richard M. Leach     Trustee                   President of Richard M. Leach    None
   69                   since 1987                Associates (a financial
                                                  consulting firm).

   Timothy J. Penny     Trustee                   Senior Counselor to the public   None
   51                   since 1996                relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota
                                                  (a public policy organization).

   Donald C. Willeke    Trustee                   Principal in the law firm of     None
   62                   since 1996                Willeke & Daniels.

OFFICERS

                        POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE         LENGTH OF SERVICE ***     PAST FIVE YEARS                  OTHER DIRECTORSHIPS
   Michael J. Hogan     President                 Executive Vice President of      None
   43                   Since 2000                Wells Fargo Bank, N.A.
                                                  President of Wells Fargo
                                                  Funds Management, LLC
                                                  since March 2001. Senior
                                                  Vice President of Wells Fargo
                                                  Bank, N.A. from April 1997
                                                  to July 1999. Vice President
                                                  of American Express Financial
                                                  Advisors until April 1997.

   Karla M. Rabusch     Treasurer                 Senior Vice President of Wells   None
   43                   Since 2000                Fargo Bank, N.A. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of
                                                  Wells Fargo Funds
                                                  Management, LLC since
                                                  March 2001. Vice President
                                                  of Wells Fargo Bank, N.A.
                                                  from December 1997 to
                                                  May 2000. Prior thereto,
                                                  Director of Managed Assets
                                                  Investment Accounting of
                                                  American Express Financial
                                                  Advisors until November 1997.

   C. David Messman     Secretary                 Vice President and Senior        None
   42                   Since 2000                Counsel of Wells Fargo Bank,
                                                  N.A. Vice President and
                                                  Secretary of Wells Fargo
                                                  Funds Management, LLC
                                                  since March 2001.

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                          MASTER PORTFOLIOS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
CONNIE LEE -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
TBA        -- To be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

DATED MATERIAL
PLEASE EXPEDITE


More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222


This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

                                                                 SAR 012 (11/02)